UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1876 Waycross Road, Cincinnati, Ohio 45240
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)

(513) 595-2600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Summit Zenith Portfolio

	Shares	Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 15.4%
Avis Budget Group, Inc.	8,490	$155,282
CBS Corporation	29,174	821,831
Home Depot, Inc.	29,900	1,084,473
Honda Motor Co. Ltd. - ADR	28,400	955,092
News Corp. - Class B	46,200	953,568
Sony Corp. - ADR	28,300	1,142,188
Target Corp.	15,400	850,850
Time Warner, Inc.	81,700	1,489,391
Viacom Inc. - Class B (a)	23,274	865,327
Wyndham Worldwide Corp. (a)	16,980	474,931
		8,792,933

Consumer Staples - 3.6%
Unilever NV - ADR	59,700	1,465,038
Altria Group, Inc.	7,400	566,470
		2,031,508

Energy - 13.1%
Chevron Corp.	23,040	1,494,375
ConocoPhillips	23,242	1,383,596
Devon Energy Corp.	20,500	1,294,575
Exxon Mobil Corp.	19,300	1,295,030
Nabors Industries Ltd. (a)	25,800	767,550
Royal Dutch Shell PLC - ADR	18,900	1,249,290
		7,484,416

Financials - 27.5%
AllianceBernstein Holding LP	17,100	1,179,729
The Allstate Corp.	15,700	984,861
Bank of America Corp.	28,984	1,552,673
The Bank of New York Co., Inc.	27,400	966,124
Berkshire Hathaway, Inc. (a)	390	1,237,860
Capital One Financial Corp.	11,400	896,724
Citigroup, Inc.	26,300	1,306,321
Fifth Third Bancorp	32,000	1,218,560
Genworth Financial, Inc.	41,000	1,435,410
J.P. Morgan Chase & Co.	19,004	892,428
Legg Mason, Inc.	3,200	322,752
Morgan Stanley	14,200	1,035,322
New York Community Bancorp, Inc.	65,900	1,079,442
Realogy Corp. (a)	21,225	481,383
The St. Paul Travelers Companies, Inc.	24,500	1,148,805
		15,738,394

Health Care - 5.2%
GlaxoSmithKline Plc - ADR	16,000	851,680
Pfizer, Inc.	43,000	1,219,480
UnitedHealth Group, Inc.	18,000	885,600
		2,956,760

Industrials - 10.1%
FedEx Corp.	8,300	902,044
General Electric Co.	41,500	1,464,950
Honeywell International, Inc.	30,700	1,255,630
Ingersoll-Rand Co. Ltd. - Class A	22,200	843,156
Tyco International Ltd.	47,400	1,326,726
		5,792,506

Materials - 5.4%
The Dow Chemical Co.	32,300	1,259,054
EI Du Pont de Nemours & Co.	25,300	1,083,852
Phelps Dodge Corp.	9,100	770,770
		3,113,676

Technology - 8.5%
Cisco Systems, Inc. (a)	41,900	963,700
Intel Corp.	54,600	1,123,122
International Business Machines Corp.	11,700	958,698
Microsoft Corp.	48,400	1,322,772
Nokia Oyj - ADR	24,900	490,281
		4,858,573

Utilities - 8.3%
AT&T, Inc.	33,100	1,077,736
Citizens Communications Co.	32,600	457,704
Dominion Resources, Inc.	12,100	925,529
Duke Energy Corporation	19,344	584,189
The Southern Co.	8,200	282,572
Sprint Corp.	20,500	351,575
Verizon Communications, Inc.	28,400	1,054,492
		4,733,797
TOTAL COMMON STOCKS (Cost $49,576,156)		55,502,563

SHORT TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
Northern Institutional Diversified Assets Portfolio	1,848,023	1,848,023
TOTAL SHORT TERM INVESTMENTS (Cost $1,848,023)		1,848,023
Total Investments (Cost $51,424,179) (b) (c) - 100.3%		57,350,586
Northern Institutional Liquid Assets Portfolio (c) - 3.6%		2,066,102
Liabilities in Excess of Other Assets - (3.9)%		(2,262,004)
TOTAL NET ASSETS - 100.0%		$57,154,684

ADR	American Depository Receipt
(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $51,454,469 and gross unrealized appreciation and depreciation of securities as of September 30, 2006 was $6,878,835 and $(982,718) respectively, with a net appreciation / (depreciation) of $5,896,117.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $3,355,514, $2,066,102, and $1,386,828, respectively.

Schedule of Investments
September 30, 2006 (Unaudited)
Summit Bond Portfolio

	Shares	Value
COMMON STOCKS - 0.3%
Consumer Discretionary - 0.2%
Avado Brands, Inc. (a) (f) (h)	1,601	$19,212
Intermet Corp. (a) (f) (h)	1,574	22,315
		41,527

Energy - 0.1%
Elk Horn Coal Co. LLC (a)	66,150	34,909
TOTAL COMMON STOCKS (Cost $86,026)		76,436

PREFERRED STOCKS - 1.1%
Consumer Discretionary - 0.6%
ION Media Networks, Inc. 14.25% Payment-in-Kind Dividend	22	185,819
Information Technology - 0.5%
Loral Skynet Corp. 12.00% Payment-in-Kind Dividend	669	133,465
TOTAL PREFERRED STOCKS (Cost $271,116)		319,284

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.5%
America West Airlines, Inc. - AMBAC Insured
Series 2001-1, 7.100%, 04/2/2021	$200,460	$206,975
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	170,000	164,597
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	54,456	54,257
Continental Airlines, Inc.
Series 2003-ERJ1, 7.875%, 07/2/2018	201,844	199,321
JET Equipment Trust
Series 1995-B, 7.630%, 08/15/2012 (b) (g)	129,875	106,822
Stingray Pass-through Trust
Series 2005, 5.902%, 01/12/2015 (b)	300,000	276,000
TOTAL ASSET BACKED SECURITIES (Cost $1,017,871)		1,007,972

CORPORATE BONDS - 52.4%
Consumer Discretionary - 13.2%
Accuride Corp.
8.500%, 02/01/2015	125,000	116,250
Bally Total Fitness Holding Corp.
9.875%, 10/15/2007	125,000	110,625
Boyd Gaming Corp.
7.125%, 02/01/2016	64,000	61,920
Cadmus Communications Corp.
8.375%, 06/15/2014	63,000	60,953
Comcast Corp.
5.300%, 01/15/2014	100,000	97,385
Cox Communications, Inc.
5.450%, 12/15/2014	361,000	348,709
DaimlerChrysler North America Holding Corp.
6.500%, 11/15/2013	250,000	256,367
EchoStar DBS Corp.
6.625%, 10/01/2014	125,000	118,906
Ethan Allen Global, Inc.
5.375%, 10/01/2015	300,000	285,314
Fortune Brands, Inc.
5.125%, 01/15/2011	240,000	235,693
Harrah's Operating Co., Inc.
6.500%, 06/01/2016	230,000	225,466
Intcomex, Inc.
11.750%, 01/15/2011 (b)	125,000	123,125
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	139,823
MGM MIRAGE
6.750%, 09/01/2012	125,000	123,281
Mohawk Industries, Inc.
6.125%, 01/15/2016	250,000	248,489
NVR, Inc.
5.000%, 06/15/2010	210,000	204,491
R.H. Donnelley Corp.
6.875%, 01/15/2013	125,000	114,063
Station Casinos, Inc.
6.000%, 04/01/2012	62,000	59,830
TCI Communications, Inc.
8.750%, 08/01/2015	240,000	284,195
Thomson Corp.
6.200%, 01/05/2012	200,000	206,393
Viacom, Inc.
5.750%, 04/30/2011 (b)	250,000	249,502
6.875%, 04/30/2036 (b)	75,000	74,144
		3,744,924

Consumer Staples - 1.0%
Constellation Brands, Inc.
7.250%, 09/01/2016	125,000	126,406
Del Monte Corp.
6.750%, 02/15/2015	62,000	59,830
Land O Lakes Capital Trust I
7.450%, 03/15/2028 (b)	125,000	106,875
		293,111

Energy - 6.2%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (b)	300,000	302,117
Chesapeake Energy Corp.
7.625%, 07/15/2013	125,000	127,656
6.625%, 01/15/2016	125,000	120,625
Elk Horn Coal Co. LLC
Class A, 6.500%, 01/01/2014	10,974	10,974
Class B, 6.500%, 01/01/2014 Payment-in-Kind Interest	5,900	6,092
Energy Transfer Partners LP
5.950%, 02/01/2015	300,000	299,387
Northwest Pipeline Corp.
8.125%, 03/01/2010	63,000	65,520
Pemex Project Funding Master Trust
8.000%, 11/15/2011 (c)	250,000	274,500
Plains All American Pipeline LP
4.750%, 08/15/2009	250,000	244,806
SemGroup LP
8.750%, 11/15/2015 (b)	63,000	63,551
Tesoro Corp.
6.625%, 11/01/2015 (b)	125,000	120,313
Whiting Petroleum Corp.
7.250%, 05/01/2013	126,000	123,480
		1,759,021

Financials - 12.4%
American Express Co.
6.800%, 09/01/2066 (c)	230,000	242,822
Axa SA
5.130%, 02/06/2049 (c)	450,000	377,719
Colonial Realty LP
6.050%, 09/01/2016	230,000	232,171
Ford Motor Credit Co.
5.700%, 01/15/2010	150,000	138,577
General Motors Acceptance Corp.
7.750%, 01/19/2010	125,000	128,080
Health Care REIT, Inc.
8.000%, 09/12/2012	250,000	275,729
Host Marriott LP
6.750%, 06/01/2016	125,000	123,281
iStar Financial, Inc.
5.950%, 10/15/2013 (b)	230,000	231,162
Kinder Morgan Finance Co. ULC
5.700%, 01/05/2016	300,000	276,935
Landsbanki Islands HF
6.100%, 08/25/2011 (b)	230,000	232,408
Mirant Americas Generation LLC
9.125%, 05/01/2031	125,000	127,188
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	300,000	297,193
North Front Pass-through Trust
5.810%, 12/15/2024 (b) (c)	340,000	334,043
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (b)	63,000	69,300
TDS Investor Corp.
11.875%, 09/01/2016 (b)	125,000	120,000
USF&G Capital II
8.470%, 01/10/2027	240,000	251,197
Ventas Realty LP
7.125%, 06/01/2015	37,000	38,064
		3,495,869

Health Care - 0.3%
DaVita, Inc.
7.250%, 03/15/2015	31,000	30,457
Genesis Healthcare Corp.
8.000%, 10/15/2013	62,000	64,325
		94,782

Industrials - 4.7%
Ametek, Inc.
7.200%, 07/15/2008	250,000	255,584
Caterpillar, Inc.
5.700%, 08/15/2016	230,000	234,672
DRS Technologies, Inc.
7.625%, 02/01/2018	32,000	32,480
Tenneco Packaging, Inc.
8.125%, 06/15/2017	450,000	513,003
Teva Pharmaceutical Financial, LLC
5.550%, 02/01/2016	300,000	294,566
		1,330,305

Information Technology - 0.4%
Iron Mountain, Inc.
8.750%, 07/15/2018	25,000	25,937
Western Union Co.
5.930%, 10/01/2016 (b)	85,000	85,700
		111,637

Materials - 5.7%
Boise Cascade LLC
8.382%, 10/15/2012 (c)	32,000	32,160
Eastman Chemical Co.
6.300%, 11/15/2018	330,000	329,143
Falconbridge Ltd.
7.350%, 06/05/2012	125,000	134,865
Gannett Co., Inc.
5.750%, 06/01/2011	250,000	252,209
Lubrizol Corp.
7.250%, 06/15/2025	300,000	326,156
Lyondell Chemical Co.
8.250%, 09/15/2016	125,000	126,875
Reichhold Industries, Inc.
9.000%, 08/15/2014 (b)	125,000	123,125
Temple-Inland, Inc.
6.375%, 01/15/2016	250,000	257,233
Werner Holding Co, Inc.
10.000%, 11/15/2007 (a) (f) (g)	125,000	17,500
		1,599,266

Telecommunication Services - 5.2%
America Movil S.A. de C.V.
5.500%, 03/01/2014	250,000	243,280
Citizens Communications Co.
6.250%, 01/15/2013	125,000	121,562
Embarq Corp.
7.082%, 06/01/2016	300,000	306,030
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c)	125,000	125,312
Sprint Capital Corp.
6.900%, 05/01/2019	250,000	260,165
Telefonica Emisones SAU
6.421%, 06/20/2016	230,000	236,630
TELUS Corp.
8.000%, 06/01/2011	150,000	165,346
		1,458,325

Utilities - 3.3%
The AES Corp.
9.375%, 09/15/2010	125,000	135,000
Calpine Corp.
9.875%, 12/01/2011 (b) (g)	125,000	125,625
Edison Mission Energy
7.500%, 06/15/2013 (b)	125,000	126,250
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	115,000	116,415
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	54,307	56,917
LCI International, Inc.
7.250%, 06/15/2007	62,000	62,155
Nevada Power Co.
6.500%, 04/15/2012	31,000	31,956
Sierra Pacific Power Co.
6.250%, 04/15/2012	31,000	31,594
TXU Corp.
5.550%, 11/15/2014	250,000	236,194
		922,106

TOTAL CORPORATE BONDS (Cost $14,558,444)		14,809,346
MORTGAGE BACKED SECURITIES - 35.5%
Banc of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018	304,055	280,923
Series 2003-8, 4.750%, 10/25/2018	128,358	117,315
Banc of America Funding Corp.
Series 2003-2, 6.376%, 06/25/2032	206,258	209,357
Banc of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019	279,070	259,832
Series 2001-4, 6.750%, 04/20/2031	197,018	196,727
Series 2002-G, 6.791%, 07/20/2032	78,655	79,550
Series 2004-6, 5.500%, 07/25/2034	175,877	174,471
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	627,885	635,785
Citicorp Mortgage Securities, Inc.
Series 2003-10, 4.500%, 11/25/2018	898,284	861,791
CS First Boston Mortgage Securities Corp.
Series 2002-24, 6.250%, 09/25/2032	143,932	142,482
Fannie Mae
Series 94-019, 5.000%, 01/25/2024	121,551	120,694
Series 2002-48B, 6.500%, 10/25/2031	1,589,665	1,606,178
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	109,585	109,419
Pool #555638, 5.000%, 11/01/2009	277,467	275,616
Pool #254643, 5.500%, 01/01/2010	141,098	140,884
Pool #555520, 5.500%, 02/01/2010	63,140	63,044
Pool #254340, 5.500%, 05/01/2012	122,805	123,109
Pool #545015, 6.000%, 06/01/2016	123,032	124,957
Pool #727360, 5.500%, 08/01/2018	729,002	730,265
Pool #481582, 6.500%, 02/01/2029	47,073	48,230
Freddie Mac
Series 2810, 5.500%, 06/15/2034	439,630	439,345
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	131,550	129,602
Pool #E9-9160, 4.500%, 09/01/2018	1,973,565	1,906,787
Pool #C7-6658, 5.000%, 02/01/2033	75,557	72,912
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	68,877	70,853
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	149,591	148,690
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	64,248	64,030
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	162,232	159,808
Residential Funding Mortgage Securities
Series 2003-S20, 4.750%, 12/25/2018	297,241	279,239
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.122%, 09/25/2033	192,639	187,819
Structured Asset Securities Corp.
Series 2003-20, 5.390%, 07/25/2033	288,480	275,049
TOTAL MORTGAGE BACKED SECURITIES (Cost $10,258,051)		10,034,763
U.S. TREASURY OBLIGATIONS - 3.4%
U.S. Treasury Notes - 3.4%
3.125%, 01/31/2007	80,000	79,506
3.500%, 11/15/2009	250,000	242,021
4.750%, 03/31/2011	230,000	231,411
4.000%, 11/15/2012	200,000	193,719
3.625%, 05/15/2013	225,000	212,590
TOTAL U.S. TREASURY OBLIGATIONS (Cost $989,364)		959,247

	Shares	Value
SHORT TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
Northern Institutional Diversified Assets Portfolio	675,165	$675,165
TOTAL SHORT TERM INVESTMENTS (Cost $1,080,165)		675,165
Total Investments (Cost $28,261,037) (d) (e) - 98.6%		27,882,213
Northern Institutional Liquid Assets Portfolio (e) - 20.1%		5,681,846
Liabilities in Excess of Other Assets - (18.7)%		(5,283,047)
TOTAL NET ASSETS - 100.0%		$28,281,012

(a)	Non income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security.
(d)	For federal income tax purposes, cost is $28,261,037 and gross unrealized appreciation and depreciation of securities as of September 30, 2006 was $304,893 and ($683,717), respectively, with a net appreciation / (depreciation)
of ($378,824).
(e)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $5,561,115, $5,681,846, and $4,859, respectively.
(f)	Security is considered illiquid. The aggregate value of such securities is $59,027 or 0.2% of total net assets.
(g)	Security in default.
(h)	Valued in good faith under procedures adopted by the Board of Directors.

Schedule of Investments
September 30, 2006 (Unaudited)
Summit S&P 500 Index Portfolio

	Shares	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 10.3%
Amazon.com, Inc. (a)	7,453	$239,390
Apollo Group, Inc. (a)	3,373	166,087
Autonation, Inc. (a)	3,577	74,759
Autozone, Inc. (a)	1,291	133,360
Bed Bath & Beyond, Inc. (a)	6,806	260,398
Best Buy Co., Inc.	9,703	519,693
Big Lots, Inc. (a)	2,751	54,497
The Black & Decker Corp.	1,833	145,449
Brunswick Corp.	2,281	71,144
Carnival Corp.	10,468	492,310
CBS Corporation	18,625	524,666
Centex Corp.	2,927	154,019
Circuit City Stores, Inc.	3,629	91,124
Clear Channel Communications, Inc.	12,142	350,297
Coach, Inc. (a)	9,278	319,163
Comcast Corp. - Class A (a)	50,982	1,878,687
D.R. Horton, Inc.	6,566	157,256
Darden Restaurants, Inc.	3,152	133,865
Dillard's, Inc. - Class A	1,491	48,800
Dollar General Corp.	7,514	102,416
Dow Jones & Co., Inc.	1,488	49,908
The E.W. Scripps Company	2,100	100,653
Eastman Kodak Co.	6,923	155,075
eBay, Inc. (a)	28,465	807,267
Family Dollar Stores, Inc.	3,742	109,416
Federated Department Stores, Inc.	13,341	576,465
Ford Motor Co.	45,272	366,250
Fortune Brands, Inc.	3,537	265,664
Gannett Co., Inc.	5,731	325,693
The Gap, Inc.	13,264	251,353
General Motors Corp.	13,635	453,500
Genuine Parts Co.	4,169	179,809
The Goodyear Tire & Rubber Co. (a)	4,275	61,988
H&R Block, Inc.	7,912	172,007
Harley-Davidson, Inc.	6,476	406,369
Harman International Industries, Inc.	1,680	140,179
Harrah's Entertainment, Inc.	4,454	295,879
Hasbro, Inc.	4,208	95,732
Hilton Hotels Corp.	9,348	260,342
The Home Depot, Inc.	49,816	1,806,826
International Game Technology	8,175	339,263
Interpublic Group of Companies, Inc. (a)	10,538	104,326
J.C. Penney Co., Inc.	5,660	387,087
Johnson Controls, Inc.	4,706	337,608
Jones Apparel Group, Inc.	2,751	89,242
KB Home	1,817	79,585
Kohl's Corp. (a)	7,933	515,010
Leggett & Platt, Inc.	4,458	111,584
Lennar Corp.	3,361	152,085
Limited Brands, Inc.	8,268	219,019
Liz Claiborne, Inc.	2,519	99,526
Lowe's Companies, Inc.	37,409	1,049,697
Marriott International, Inc. - Class A	8,325	321,678
Mattel, Inc.	9,392	185,022
McDonald's Corp.	30,040	1,175,165
The McGraw-Hill Companies, Inc.	8,628	500,683
Meredith Corp.	1,060	52,290
New York Times Co. - Class A	3,491	80,223
Newell Rubbermaid, Inc.	6,674	189,008
News Corp. - Class A	57,011	1,120,266
Nike, Inc. - Class B	4,550	398,671
Nordstrom, Inc.	5,264	222,667
Office Depot, Inc. (a)	6,935	275,320
OfficeMax, Inc.	1,716	69,910
Omnicom Group	4,170	390,312
Pulte Homes, Inc.	5,135	163,601
RadioShack Corp.	3,266	63,034
Sears Holdings Corp. (a)	2,015	318,551
The Sherwin-Williams Co.	2,688	149,937
Snap-on, Inc.	1,462	65,132
The Stanley Works	1,705	84,994
Staples, Inc.	17,549	426,967
Starbucks Corp. (a)	18,510	630,266
Starwood Hotels & Resorts Worldwide, Inc.	5,239	299,618
Target Corp.	20,813	1,149,918
Tiffany & Co.	3,392	112,614
Time Warner, Inc.	98,017	1,786,850
The TJX Companies, Inc.	11,019	308,863
Tribune Co.	4,619	151,134
Univision Communications, Inc. (a)	6,079	208,753
VF Corp.	2,118	154,508
Viacom, Inc. - Class B (a)	17,387	646,449
The Walt Disney Co.	50,644	1,565,406
Wendy's International, Inc.	2,811	188,337
Whirlpool Corp.	1,930	162,332
Wyndham Worldwide Corp. (a)	4,889	136,745
Yum! Brands, Inc.	6,556	341,240
		30,378,251

Consumer Staples - 9.4%
Alberto-Culver Co.	1,834	92,782
Altria Group, Inc.	50,724	3,882,922
Anheuser-Busch Companies, Inc.	18,633	885,254
Archer-Daniels-Midland Co.	15,777	597,633
Avon Products, Inc.	10,857	332,876
Brown-Forman Corp. - Class B	2,005	153,683
Campbell Soup Co.	5,588	203,962
Clorox Co.	3,639	229,257
The Coca-Cola Co.	49,384	2,206,477
Coca-Cola Enterprises, Inc.	7,315	152,371
Colgate-Palmolive Co.	12,406	770,413
ConAgra Foods, Inc.	12,517	306,416
Constellation Brands, Inc. - Class A (a)	4,798	138,086
Costco Wholesale Corp.	11,364	564,563
CVS Corp.	19,725	633,567
Dean Foods Co. (a)	3,281	137,868
The Estee Lauder Companies, Inc.	2,866	115,586
General Mills, Inc.	8,584	485,854
The Hershey Co.	4,282	228,873
HJ Heinz Co.	8,075	338,585
Kellogg Co.	5,878	291,079
Kimberly-Clark Corp.	11,088	724,712
The Kroger Co.	17,437	403,492
McCormick & Co., Inc.	3,195	121,346
Molson Coors Brewing Co. - Class B	1,106	76,203
Pepsi Bottling Group, Inc.	3,280	116,440
PepsiCo, Inc.	39,827	2,599,110
Procter & Gamble Co.	76,932	4,768,245
Reynolds American, Inc.	4,132	256,060
Safeway, Inc.	10,856	329,480
Sara Lee Corp.	18,320	294,402
SUPERVALU, Inc.	4,928	146,115
Sysco Corp.	14,918	499,007
Tyson Foods, Inc. - Class A	6,077	96,503
UST, Inc.	3,946	216,359
Walgreen Co.	24,356	1,081,163
Wal-Mart Stores, Inc.	59,599	2,939,423
Whole Foods Market, Inc.	3,378	200,755
WM Wrigley Jr. Co.	5,354	246,605
		27,863,527

Energy - 9.2%
Anadarko Petroleum Corp.	11,056	484,585
Apache Corp.	7,962	503,198
Baker Hughes, Inc.	8,222	560,740
BJ Services Co.	7,753	233,598
Chesapeake Energy Corp.	8,900	257,922
Chevron Corp.	53,420	3,464,821
ConocoPhillips	39,794	2,368,937
Devon Energy Corp.	10,609	669,958
El Paso Corp.	16,606	226,506
EOG Resources, Inc.	5,854	380,803
Exxon Mobil Corp.	144,045	9,665,420
Halliburton Co.	24,889	708,092
Hess Corp.	5,810	240,650
Kinder Morgan, Inc.	2,513	263,488
Marathon Oil Corp.	8,734	671,645
Murphy Oil Corp.	4,527	215,259
Nabors Industries Ltd. (a)	7,483	222,619
National-Oilwell Varco, Inc. (a)	4,219	247,022
Noble Corp.	3,321	213,142
Occidental Petroleum Corp.	20,660	993,953
Rowan Companies, Inc.	2,659	84,104
Schlumberger Ltd.	28,436	1,763,885
Smith International, Inc. (a)	4,920	190,896
Sunoco, Inc.	3,197	198,821
Transocean, Inc. (a)	7,832	573,537
Valero Energy Corp.	14,831	763,352
Weatherford International Ltd. (a)	8,411	350,907
Williams Companies, Inc.	14,344	342,391
XTO Energy, Inc.	8,782	369,986
		27,230,237

Financials - 21.9%
ACE Ltd.	7,839	429,028
AFLAC, Inc.	12,021	550,081
The Allstate Corp.	15,319	960,961
AMBAC Financial Group, Inc.	2,550	211,012
American Express Co.	29,436	1,650,771
American International Group, Inc.	62,968	4,172,260
Ameriprise Financial, Inc.	5,890	276,241
AmSouth Bancorp	8,347	242,397
AON Corp.	7,685	260,291
Apartment Investment & Management Co.	2,343	127,483
Archstone-Smith Trust	5,160	280,910
Bank of America Corp.	109,661	5,874,540
The Bank of New York Co., Inc.	18,617	656,435
BB&T Corp.	13,256	580,348
The Bear Stearns Companies, Inc.	2,908	407,411
Boston Properties, Inc.	2,769	286,148
Capital One Financial Corp.	7,305	574,611
The Charles Schwab Corp.	24,867	445,119
Chicago Mercantile Exchange Holdings, Inc.	850	406,512
Chubb Corp.	9,985	518,821
Cincinnati Financial Corp.	4,176	200,699
CIT Group, Inc.	4,807	233,764
Citigroup, Inc.	119,811	5,951,012
Comerica, Inc.	3,918	223,013
Commerce Bancorp, Inc.	4,441	163,029
Compass Bancshares, Inc.	3,145	179,202
Countrywide Financial Corp.	14,653	513,441
E*Trade Financial Corp. (a)	10,308	246,567
Equity Office Properties Trust	8,824	350,842
Equity Residential	7,023	355,223
Fannie Mae	23,332	1,304,492
Federated Investors, Inc.	2,037	68,871
Fifth Third Bancorp	13,423	511,148
First Horizon National Corp.	2,973	113,004
Franklin Resources, Inc.	4,039	427,124
Freddie Mac	16,660	1,105,058
Genworth Financial, Inc.	11,025	385,985
Golden West Financial Corp.	6,440	497,490
The Goldman Sachs Group, Inc.	10,413	1,761,567
Hartford Financial Services Group, Inc.	7,310	634,143
Huntington Bancshares, Inc.	5,917	141,594
J.P. Morgan Chase & Co.	83,778	3,934,215
Janus Capital Group, Inc.	5,173	102,012
KeyCorp	9,750	365,040
Kimco Realty Corp.	5,101	218,680
Legg Mason, Inc.	3,140	316,700
Lehman Brothers Holdings, Inc.	12,907	953,311
Lincoln National Corp.	6,922	429,718
Loews Corp.	11,075	419,743
M&T Bank Corp.	1,904	228,404
Marsh & McLennan Companies, Inc.	13,242	372,762
Marshall & Ilsley Corp.	6,162	296,885
MBIA, Inc.	3,251	199,741
Mellon Financial Corp.	9,967	389,710
Merrill Lynch & Co., Inc.	21,479	1,680,087
Metlife, Inc.	18,284	1,036,337
MGIC Investment Corp.	2,108	126,417
Moody's Corp.	5,891	385,154
Morgan Stanley	25,811	1,881,880
National City Corp.	14,656	536,410
North Fork Bancorporation, Inc.	11,216	321,226
Northern Trust Corp.	4,467	261,007
Plum Creek Timber Co., Inc.	4,441	151,172
PNC Financial Services Group	7,134	516,787
Principal Financial Group, Inc.	6,676	362,373
The Progressive Corp.	18,876	463,217
Prologis	5,910	337,225
Prudential Financial, Inc.	11,863	904,554
Public Storage, Inc.	2,938	252,639
Realogy Corp. (a)	6,027	136,692
Regions Financial Corp.	10,996	404,543
Safeco Corp.	2,913	171,663
Simon Property Group, Inc.	5,359	485,633
SLM Corp.	9,899	514,550
Sovereign Bancorp, Inc.	9,075	195,203
The St. Paul Travelers Companies, Inc.	16,785	787,049
State Street Corp.	8,013	500,011
SunTrust Banks, Inc.	8,765	677,359
Synovus Financial Corp.	7,781	228,528
T. Rowe Price Group, Inc.	6,401	306,288
Torchmark Corp.	2,421	152,789
UnumProvident Corp.	8,210	159,192
US Bancorp	42,897	1,425,038
Vornado Realty Trust	2,869	312,721
Wachovia Corp.	38,766	2,163,143
Washington Mutual, Inc.	23,161	1,006,809
Wells Fargo & Co.	81,587	2,951,818
XL Capital Ltd. - Class A	4,356	299,257
Zions Bancorporation	2,588	206,548
		64,806,888

Health Care - 12.5%
Abbott Laboratories	36,791	1,786,571
Aetna, Inc.	13,666	540,490
Allergan, Inc.	3,693	415,869
AmerisourceBergen Corp.	5,059	228,667
Amgen, Inc. (a)	28,420	2,032,883
Applera Corp. - Applied Biosystems Group	4,468	147,936
Barr Pharmaceuticals, Inc. (a)	2,560	132,966
Bausch & Lomb, Inc.	1,360	68,177
Baxter International, Inc.	15,793	717,950
Becton, Dickinson & Co.	5,967	421,688
Biogen Idec, Inc. (a)	8,290	370,397
Biomet, Inc.	5,931	190,919
Boston Scientific Corp. (a)	29,321	433,658
Bristol-Myers Squibb Co.	47,413	1,181,532
C.R. Bard, Inc.	2,497	187,275
Cardinal Health, Inc.	10,068	661,870
Caremark Rx, Inc.	10,344	586,194
CIGNA Corp.	2,724	316,856
Coventry Health Care, Inc. (a)	3,871	199,434
Eli Lilly & Co.	23,829	1,358,253
Express Scripts, Inc. (a)	3,320	250,627
Fisher Scientific International, Inc. (a)	2,995	234,329
Forest Laboratories, Inc. (a)	7,866	398,098
Genzyme Corp. (a)	6,275	423,374
Gilead Sciences, Inc. (a)	10,970	753,639
HCA, Inc.	10,271	512,420
Health Management Associates, Inc. - Class A	5,803	121,283
Hospira, Inc. (a)	3,819	146,153
Humana, Inc. (a)	3,969	262,311
IMS Health, Inc.	4,814	128,245
Johnson & Johnson	70,873	4,602,493
King Pharmaceuticals, Inc. (a)	5,838	99,421
Laboratory Corp. Of America Holdings (a)	3,006	197,103
Manor Care, Inc.	1,776	92,849
McKesson Corp.	7,331	386,490
Medco Health Solutions, Inc. (a)	7,274	437,240
MedImmune, Inc. (a)	5,996	175,143
Medtronic, Inc.	27,848	1,293,261
Merck & Co., Inc.	52,600	2,203,940
Millipore Corp. (a)	1,304	79,935
Mylan Laboratories, Inc.	5,072	102,099
Patterson Companies, Inc. (a)	3,345	112,425
PerkinElmer, Inc.	3,055	57,831
Pfizer, Inc.	176,664	5,010,191
Quest Diagnostics, Inc.	3,917	239,564
Schering Plough Corp.	35,713	788,900
St. Jude Medical, Inc. (a)	8,702	307,094
Stryker Corp.	7,049	349,560
Tenet Healthcare Corp. (a)	11,344	92,340
Thermo Electron Corp. (a)	3,948	155,275
UnitedHealth Group, Inc.	32,485	1,598,262
Waters Corp. (a)	2,506	113,472
Watson Pharmaceuticals, Inc. (a)	2,460	64,378
Wellpoint, Inc. (a)	15,018	1,157,137
Wyeth	32,452	1,649,860
Zimmer Holdings, Inc. (a)	5,982	403,785
		36,980,112

Industrials - 10.8%
3M Co.	18,173	1,352,435
Allied Waste Industries, Inc. (a)	5,518	62,188
American Power Conversion Corp.	4,089	89,794
American Standard Companies, Inc.	4,266	179,044
Avery Dennison Corp.	2,287	137,609
Boeing Co.	19,268	1,519,282
Burlington Northern Santa Fe Corp.	8,792	645,684
Caterpillar, Inc.	15,889	1,045,496
Cintas Corp.	3,324	135,719
Cooper Industries Ltd. - Class A	2,230	190,041
CSX Corp.	10,684	350,756
Cummins, Inc.	1,176	140,214
Danaher Corp.	5,682	390,183
Deere & Co.	5,654	474,427
Dover Corp.	4,919	233,357
Eaton Corp.	3,621	249,306
Emerson Electric Co.	9,893	829,627
Equifax, Inc.	3,099	113,764
FedEx Corp.	7,354	799,233
Fluor Corp.	2,113	162,469
General Dynamics Corp.	9,732	697,492
General Electric Co.	250,133	8,829,695
Goodrich Corp.	2,987	121,033
Honeywell International, Inc.	19,960	816,364
Illinois Tool Works, Inc.	9,982	448,192
Ingersoll-Rand Company Ltd. - Class A	7,930	301,181
ITT Industries, Inc.	4,462	228,767
L-3 Communications Holdings, Inc.	3,001	235,068
Lockheed Martin Corp.	8,542	735,124
Masco Corp.	9,573	262,492
Monster Worldwide, Inc. (a)	3,080	111,465
Navistar International Corp. (a)	1,488	38,420
Norfolk Southern Corp.	9,995	440,280
Northrop Grumman Corp.	8,289	564,232
Paccar, Inc.	6,028	343,717
Pall Corp.	3,011	92,769
Parker Hannifin Corp.	2,900	225,417
Pitney Bowes, Inc.	5,352	237,468
Raytheon Co.	10,758	516,492
Robert Half International, Inc.	4,143	140,738
Rockwell Automation, Inc.	4,285	248,958
Rockwell Collins, Inc.	4,125	226,215
RR Donnelley & Sons Co.	5,207	171,623
Ryder System, Inc.	1,519	78,502
Southwest Airlines Co.	19,047	317,323
Textron, Inc.	3,179	278,162
Tyco International Ltd.	49,084	1,373,861
Union Pacific Corp.	6,484	570,592
United Parcel Service, Inc. - Class B	26,141	1,880,584
United Technologies Corp.	24,379	1,544,410
W.W. Grainger, Inc.	1,840	123,317
Waste Management, Inc.	13,154	482,489
		31,783,070

Information Technology - 14.8%
ADC Telecommunications, Inc. (a)	2,826	42,390
Adobe Systems, Inc. (a)	14,435	540,591
Advanced Micro Devices, Inc. (a)	11,668	289,950
Affiliated Computer Services, Inc. - Class A (a)	2,859	148,268
Agilent Technologies, Inc. (a)	10,270	335,726
Altera Corp. (a)	8,660	159,171
Analog Devices, Inc.	8,698	255,634
Apple Computer, Inc. (a)	20,498	1,578,961
Applied Materials, Inc.	33,639	596,419
Autodesk, Inc. (a)	5,586	194,281
Automatic Data Processing, Inc.	13,461	637,244
Avaya, Inc. (a)	9,906	113,325
BMC Software, Inc. (a)	5,204	141,653
Broadcom Corp. - Class A (a)	10,931	331,647
CA, Inc.	10,992	260,400
Ciena Corp. (a)	2,029	55,286
Cisco Systems, Inc. (a)	147,914	3,402,022
Citrix Systems, Inc. (a)	4,390	158,962
Computer Sciences Corp. (a)	4,161	204,388
Compuware Corp. (a)	9,095	70,850
Comverse Technology, Inc. (a)	4,869	104,391
Convergys Corp. (a)	3,378	69,756
Corning, Inc. (a)	37,539	916,327
Dell, Inc. (a)	54,748	1,250,444
Electronic Arts, Inc. (a)	7,382	411,030
Electronic Data Systems Corp.	12,506	306,647
EMC Corp. (a)	57,045	683,399
First Data Corp.	18,456	775,152
Fiserv, Inc. (a)	4,295	202,252
Freescale Semiconductor, Inc. - Class B (a)	9,786	371,966
Google, Inc. (a)	5,158	2,073,000
Hewlett-Packard Co.	66,365	2,434,932
Intel Corp.	140,273	2,885,416
International Business Machines Corp.	36,874	3,021,456
Intuit, Inc. (a)	8,241	264,454
Jabil Circuit, Inc.	4,296	122,737
JDS Uniphase Corp. (a)	40,799	89,350
Juniper Networks, Inc. (a)	13,646	235,803
KLA-Tencor Corp.	4,800	213,456
Lexmark International, Inc. - Class A (a)	2,539	146,399
Linear Technology Corp.	7,318	227,736
LSI Logic Corp. (a)	9,574	78,698
Lucent Technologies, Inc. (a)	107,969	252,647
Maxim Integrated Products, Inc.	7,729	216,953
Micron Technology, Inc. (a)	17,685	307,719
Microsoft Corp. (d)	209,278	5,719,568
Molex, Inc.	3,422	133,355
Motorola, Inc.	59,528	1,488,200
National Semiconductor Corp.	7,213	169,722
NCR Corp. (a)	4,385	173,120
Network Appliance, Inc. (a)	9,021	333,867
Novell, Inc. (a)	8,171	50,007
Novellus Systems, Inc. (a)	3,110	86,023
Nvidia Corp. (a)	8,550	252,995
Oracle Corp. (a)	97,731	1,733,748
Parametric Technology Corp. (a)	2,685	46,880
Paychex, Inc.	8,064	297,158
PMC - Sierra, Inc. (a)	4,609	27,377
QLogic Corp. (a)	3,888	73,483
Qualcomm, Inc.	40,385	1,467,995
Sabre Holdings Corp. - Class A	3,201	74,871
SanDisk Corp. (a)	4,599	246,230
Sanmina-SCI Corp. (a)	12,884	48,186
Solectron Corp. (a)	22,113	72,088
Sun Microsystems, Inc. (a)	84,298	418,961
Symantec Corp. (a)	23,968	510,039
Symbol Technologies, Inc.	6,116	90,884
Tektronix, Inc.	2,020	58,439
Tellabs, Inc. (a)	10,800	118,368
Teradyne, Inc. (a)	4,785	62,971
Texas Instruments, Inc.	37,562	1,248,937
Unisys Corp. (a)	8,284	46,887
VeriSign, Inc. (a)	5,912	119,422
Xerox Corp. (a)	23,702	368,803
Xilinx, Inc.	8,279	181,724
Yahoo!, Inc. (a)	30,219	763,936
		43,663,532

Materials - 2.9%
Air Products & Chemicals, Inc.	5,407	358,863
Alcoa, Inc.	20,970	587,999
Allegheny Technologies, Inc.	2,437	151,557
Ashland, Inc.	1,713	109,255
Ball Corp.	2,525	102,136
Bemis Co.	2,530	83,136
Consol Energy, Inc.	4,424	140,374
The Dow Chemical Co.	23,185	903,751
Eastman Chemical Co.	1,972	106,527
Ecolab, Inc.	4,452	190,635
EI Du Pont de Nemours & Co.	22,204	951,219
Freeport-McMoRan Copper & Gold, Inc. - Class B	4,597	244,836
Hercules, Inc. (a)	2,743	43,257
International Flavors & Fragrances, Inc.	1,907	75,403
International Paper Co.	11,011	381,311
Louisiana-Pacific Corp.	2,564	48,126
MeadWestvaco Corp.	4,429	117,413
Monsanto Co.	13,045	613,246
Newmont Mining Corp.	10,823	462,683
Nucor Corp.	7,510	371,670
Pactiv Corp. (a)	3,404	96,742
Phelps Dodge Corp.	4,932	417,740
PPG Industries, Inc.	3,993	267,850
Praxair, Inc.	7,797	461,271
Rohm & Haas Co.	3,504	165,914
Sealed Air Corp.	1,969	106,562
Sigma-Aldrich Corp.	1,614	122,131
Temple-Inland, Inc.	2,663	106,786
United States Steel Corp.	2,725	157,178
Vulcan Materials Co.	2,427	189,913
Weyerhaeuser Co.	5,937	365,304
		8,500,788

Telecommunication Services - 3.4%
Alltel Corp.	9,378	520,479
AT&T, Inc.	93,733	3,051,946
BellSouth Corp.	43,996	1,880,829
CenturyTel, Inc.	2,801	111,116
Citizens Communications Co.	7,844	110,130
Embarq Corp.	3,597	173,987
Qwest Communications International, Inc. (a)	37,727	328,979
Sprint Nextel Corp.	71,797	1,231,319
Verizon Communications, Inc.	70,328	2,611,279
Windstream Corp.	11,487	151,513
		10,171,577

Utilities - 3.3%
The AES Corp. (a)	15,866	323,508
Allegheny Energy, Inc. (a)	3,937	158,149
Ameren Corp.	4,950	261,310
American Electric Power Co., Inc.	9,494	345,297
Centerpoint Energy, Inc.	7,505	107,472
CMS Energy Corp. (a)	5,334	77,023
Consolidated Edison, Inc.	5,921	273,550
Constellation Energy Group, Inc.	4,316	255,507
Dominion Resources, Inc.	8,376	640,680
DTE Energy Co.	4,286	177,912
Duke Energy Corporation	30,360	916,872
Dynegy, Inc. - Class A (a)	7,604	42,126
Edison International	7,853	326,999
Entergy Corp.	5,012	392,089
Exelon Corp.	16,112	975,420
FirstEnergy Corp.	7,951	444,143
FPL Group, Inc.	9,741	438,345
KeySpan Corp.	4,217	173,487
Nicor, Inc.	1,117	47,763
NiSource, Inc.	6,575	142,940
Peoples Energy Corp.	965	39,227
PG&E Corp.	8,365	348,402
Pinnacle West Capital Corp.	2,391	107,715
PPL Corp.	9,171	301,726
Progress Energy, Inc.	6,096	276,636
Public Service Enterprise Group, Inc.	6,061	370,873
Sempra Energy	6,250	314,063
The Southern Co.	17,884	616,283
TECO Energy, Inc.	5,032	78,751
TXU Corp.	11,152	697,223
Xcel Energy, Inc.	9,778	201,916
		9,873,407

TOTAL COMMON STOCKS (Cost $220,395,271)		$291,251,389

SHORT TERM INVESTMENTS (d) - 1.7%
Money Market Funds - 1.4%
Northern Institutional Diversified Assets Portfolio	4,136,884	4,136,884

	Principal
	Amount	Value
U.S. Treasury Bills - 0.3%
4.915%, 12/14/2006	$850,000	$841,875
TOTAL SHORT TERM INVESTMENTS (Cost $4,978,541)		4,978,759
Total Investments (Cost $225,373,812) (b) (c) - 100.2%		296,230,148
Northern Institutional Liquid Assets Portfolio (c) - 5.9%		17,274,941
Liabilities in Excess of Other Assets - (6.1)%		(18,000,078)
TOTAL NET ASSETS - 100.0%		$295,505,011

(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $226,064,473 and gross unrealized appreciation and depreciation of securities as of September 30, 2006 was $82,409,495 and $(12,243,820) respectively, with a net appreciation / (depreciation) of $70,165,675.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $19,244,054, $17,274,941, and $2,478,297, respectively.
(d)	Securities and other assets with an aggregate value of $5,045,250 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2006:

Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	S&P 500 Index (12/06)	15	$82,005

Schedule of Investments
September 30, 2006 (Unaudited)
Summit S&P MidCap 400 Index Portfolio

	Shares	Value
COMMON STOCKS - 96.6%
Consumer Discretionary - 14.6%
99 Cents Only Stores (a)	5,794	$68,543
Abercrombie & Fitch Co. - Class A	10,879	755,873
Advance Auto Parts, Inc.	12,968	427,166
Aeropostale, Inc. (a)	6,565	191,895
American Eagle Outfitters, Inc.	16,465	721,661
American Greetings Corp. - Class A	7,058	163,181
AnnTaylor Stores Corp. (a)	8,975	375,693
Applebee's International, Inc.	9,182	197,505
ArvinMeritor, Inc.	8,712	124,059
Bandag, Inc.	1,411	57,907
Barnes & Noble, Inc.	6,361	241,336
Beazer Homes USA, Inc.	4,967	193,912
Belo Corp.	11,031	174,400
Blyth, Inc.	3,221	78,367
Bob Evans Farms, Inc.	4,496	136,139
Borders Group, Inc.	7,657	156,203
BorgWarner, Inc.	7,084	404,992
Boyd Gaming Corp.	5,278	202,886
Brinker International, Inc.	10,207	409,199
Callaway Golf Co.	7,932	103,989
Career Education Corp. (a)	11,864	266,940
Carmax, Inc. (a)	13,136	547,903
Catalina Marketing Corp.	4,738	130,295
CBRL Group, Inc.	3,822	154,523
Charming Shoppes (a)	15,138	216,171
The Cheesecake Factory, Inc. (a)	9,757	265,293
Chico's FAS, Inc. (a)	21,693	467,050
Claire's Stores, Inc.	11,753	342,717
Coldwater Creek, Inc. (a)	7,416	213,284
Corinthian Colleges, Inc. (a)	10,627	114,878
DeVry, Inc. (a)	7,344	156,207
Dollar Tree Stores, Inc. (a)	12,581	389,508
Emmis Communications Corp. - Class A (a)	4,458	54,610
Entercom Communications Corp.	3,364	84,773
Foot Locker, Inc.	19,210	485,052
Furniture Brands International, Inc.	6,143	116,963
GameStop Corp. (a)	9,278	429,386
Gentex Corp.	18,127	257,585
Hanesbrands, Inc. (a)	11,738	264,222
Harte-Hanks, Inc.	6,139	161,763
Hovnanian Enterprises, Inc. - Class A (a)	4,503	132,118
International Speedway Corp. - Class A	4,415	220,044
ITT Educational Services, Inc. (a)	3,991	264,603
Laureate Education, Inc. (a)	6,342	303,528
Lear Corp.	8,312	172,058
Lee Enterprises, Inc.	5,667	143,035
MDC Holdings, Inc.	4,270	198,342
Media General, Inc. - Class A	2,909	109,727
Michaels Stores, Inc.	16,448	716,146
Modine Manufacturing Co.	4,054	98,634
Mohawk Industries, Inc. (a)	6,600	491,370
O'Reilly Automotive, Inc. (a)	13,989	464,575
OSI Restaurant Partners, Inc.	9,188	291,351
Pacific Sunwear Of California, Inc. (a)	8,959	135,102
Payless ShoeSource, Inc. (a)	8,301	206,695
PETsMART, Inc.	17,253	478,771
Pier 1 Imports, Inc.	10,795	80,099
Polo Ralph Lauren Corp.	7,615	492,614
The Reader's Digest Association, Inc.	11,908	154,328
Regis Corp.	5,607	201,011
Rent-A-Center, Inc. (a)	8,609	252,158
Ross Stores, Inc.	17,435	443,023
Ruby Tuesday, Inc.	7,289	205,477
Ryland Group, Inc.	5,394	233,075
Saks, Inc.	16,900	292,032
Scholastic Corp. (a)	3,087	96,160
Scientific Games Corp. - Class A (a)	8,228	261,650
Sotheby's Holdings	6,837	220,425
Thor Industries, Inc.	4,406	181,395
Timberland Co. (a)	6,326	181,999
Toll Brothers, Inc. (a)	15,527	435,998
Tupperware Corp.	7,487	145,697
Urban Outfitters, Inc. (a)	13,870	245,360
Valassis Communications, Inc. (a)	5,900	104,135
The Washington Post Co. - Class B	708	521,796
Westwood One, Inc.	8,662	61,327
Williams-Sonoma, Inc.	13,939	451,484
		19,991,371

Consumer Staples - 1.9%
BJ's Wholesale Club, Inc. (a)	8,006	233,615
Church & Dwight, Inc.	8,009	313,232
Energizer Holdings, Inc. (a)	7,078	509,545
Hormel Foods Corp.	9,025	324,719
The JM Smucker Co.	7,027	336,945
Lancaster Colony Corp.	3,027	135,488
PepsiAmericas, Inc.	7,468	159,367
Ruddick Corp.	4,385	114,142
Smithfield Foods, Inc. (a)	12,225	330,319
Tootsie Roll Industries, Inc.	3,289	96,401
Universal Corp.	3,113	113,718
		2,667,491

Energy - 7.8%
Arch Coal, Inc.	17,721	512,314
Cameron International Corp. (a)	13,764	664,939
Denbury Resources, Inc. (a)	14,714	425,235
ENSCO International, Inc.	18,936	829,965
FMC Technologies, Inc. (a)	8,454	453,980
Forest Oil Corp. (a)	6,750	213,232
Grant Prideco, Inc. (a)	16,067	611,028
Hanover Compressor Co. (a)	12,735	232,032
Helmerich & Payne, Inc.	12,978	298,883
Newfield Exploration Co. (a)	16,136	621,881
Noble Energy, Inc.	21,796	993,680
Overseas Shipholding Group, Inc.	3,580	221,137
Patterson-UTI Energy, Inc.	20,495	486,961
Peabody Energy Corp.	32,671	1,201,639
Pioneer Natural Resources Co.	15,383	601,783
Plains Exploration & Production Co. (a)	9,465	406,143
Pogo Producing Co.	7,230	296,069
Pride International, Inc. (a)	20,135	552,102
Quicksilver Resources, Inc. (a)	6,798	216,856
Southwestern Energy Co. (a)	20,759	620,071
Tidewater, Inc.	7,196	317,991
		10,777,921

Financials - 17.9%
AG Edwards, Inc.	9,421	501,951
AMB Property Corp.	10,929	602,297
American Financial Group, Inc.	5,662	265,718
AmeriCredit Corp. (a)	15,435	385,721
AmerUs Group Co.	5,312	361,269
Arthur J. Gallagher & Co.	11,996	319,933
Associated Banc-Corp	16,310	530,075
Astoria Financial Corp.	10,666	328,726
Bank of Hawaii Corp.	6,212	299,170
Brown & Brown, Inc.	14,115	431,354
Cathay General Bancorp	6,359	229,560
City National Corp.	5,019	336,574
The Colonial BancGroup, Inc.	19,106	468,097
Cullen/Frost Bankers, Inc.	6,856	396,414
Developers Diversified Realty Corp.	13,549	755,492
Eaton Vance Corp.	15,605	450,360
Everest Re Group Ltd.	8,014	781,605
Fidelity National Financial, Inc.	21,750	905,887
First American Corp.	11,940	505,540
First Niagara Financial Group, Inc.	13,677	199,411
FirstMerit Corp.	9,889	229,128
GATX Corp.	6,326	261,707
Greater Bay Bancorp	6,299	177,695
Hanover Insurance Group Inc	6,207	277,018
HCC Insurance Holdings, Inc.	13,727	451,344
Highwoods Properties, Inc.	6,761	251,577
Horace Mann Educators Corp.	5,307	102,054
Hospitality Properties Trust	9,161	432,399
IndyMac Bancorp, Inc.	8,467	348,502
Investors Financial Services Corp.	8,158	351,447
Jefferies Group, Inc.	12,470	355,395
Leucadia National Corp.	20,020	523,923
Liberty Property Trust	11,108	530,851
The Macerich Co.	8,872	677,466
Mack-Cali Realty Corp.	7,705	399,119
Mercantile Bankshares Corp.	15,470	561,097
Mercury General Corp.	4,387	217,639
New Plan Excel Realty Trust	12,934	349,865
New York Community Bancorp, Inc.	32,073	525,356
Ohio Casualty Corp.	7,658	198,112
Old Republic International Corp.	28,405	629,171
The PMI Group, Inc.	10,676	467,715
Potlatch Corp.	4,786	177,561
Protective Life Corp.	8,633	394,960
Radian Group, Inc.	10,043	602,580
Raymond James Financial, Inc.	11,175	326,757
Rayonier, Inc.	9,454	357,361
Regency Centers Corp.	8,487	583,566
SEI Investments Co.	7,785	437,439
Stancorp Financial Group, Inc.	6,709	299,423
SVB Financial Group (a)	4,215	188,158
TCF Financial Corp.	13,902	365,484
Texas Regional Bancshares, Inc. - Class A	5,679	218,357
United Dominion Realty Trust, Inc.	16,620	501,924
Unitrin, Inc.	5,051	223,103
Waddell & Reed Financial, Inc.	10,467	259,058
Washington Federal, Inc.	10,765	241,567
Webster Financial Corp.	6,419	302,399
Weingarten Realty Investors	9,695	417,079
Westamerica Bancorporation	3,816	192,746
Wilmington Trust Corp.	8,484	377,962
WR Berkley Corp.	20,804	736,253
		24,577,471

Health Care - 10.7%
Advanced Medical Optics, Inc. (a)	7,320	289,506
Affymetrix, Inc. (a)	8,357	180,177
Apria Healthcare Group, Inc. (a)	5,238	103,398
Beckman Coulter, Inc.	7,635	439,471
Cephalon, Inc. (a)	7,493	462,693
Charles River Laboratories International, Inc. (a)	8,433	366,077
Community Health Systems, Inc. (a)	11,666	435,725
Covance, Inc. (a)	7,873	522,610
Cytyc Corp. (a)	13,930	341,006
Dentsply International, Inc.	18,984	571,608
Edwards Lifesciences Corp. (a)	7,154	333,305
Gen-Probe, Inc. (a)	6,390	299,627
Health Net, Inc. (a)	14,306	622,597
Henry Schein, Inc. (a)	10,880	545,523
Hillenbrand Industries, Inc.	7,574	431,567
Intuitive Surgical, Inc. (a)	4,499	474,420
Invitrogen Corp. (a)	6,599	418,443
LifePoint Hospitals, Inc. (a)	7,081	250,101
Lincare Holdings, Inc. (a)	11,545	399,919
Martek Biosciences Corp. (a)	3,871	83,265
Medicis Pharmaceutical	6,749	218,330
Millennium Pharmaceuticals, Inc. (a)	38,790	385,960
Mine Safety Appliances Co.	3,650	130,086
Omnicare, Inc.	14,973	645,187
Par Pharmaceutical Companies, Inc. (a)	4,326	78,906
PDL BioPharma, Inc. (a)	14,177	272,198
Perrigo Co.	9,383	159,230
Pharmaceutical Product Development, Inc.	12,721	454,012
Psychiatric Solutions, Inc. (a)	6,560	223,630
Resmed, Inc. (a)	9,340	375,935
Sepracor, Inc. (a)	13,479	652,923
Steris Corp.	8,179	196,787
Techne Corp. (a)	4,869	247,637
Triad Hospitals, Inc. (a)	10,843	477,417
Universal Health Services, Inc.	7,025	421,008
Valeant Pharmaceuticals International	11,482	227,114
Varian Medical Systems, Inc. (a)	16,039	856,322
Varian, Inc. (a)	3,759	172,425
VCA Antech, Inc. (a)	10,294	371,202
Vertex Pharmaceuticals, Inc. (a)	14,929	502,361
		14,639,708

Industrials - 14.8%
Adesa, Inc.	11,095	256,405
AGCO Corp. (a)	11,228	284,630
Airtran Holdings, Inc. (a)	11,211	111,213
Alaska Air Group, Inc. (a)	4,925	187,347
Alexander & Baldwin, Inc.	5,338	236,847
Alliant Techsystems, Inc. (a)	4,256	344,991
Ametek, Inc.	8,708	379,233
Avis Budget Group, Inc.	12,367	226,192
Banta Corp.	2,923	139,135
The Brink's Co.	5,838	309,764
C.H. Robinson Worldwide, Inc.	21,397	953,878
Carlisle Companies, Inc.	3,803	319,832
ChoicePoint, Inc. (a)	10,493	375,649
Con-way Inc.	5,925	265,558
Copart, Inc. (a)	8,709	245,507
The Corporate Executive Board Co.	4,970	446,853
Crane Co.	6,336	264,845
Deluxe Corp.	6,357	108,705
Donaldson Co, Inc.	8,786	324,203
DRS Technologies, Inc.	4,959	216,560
Dun & Bradstreet Corp. (a)	7,749	581,098
Dycom Industries, Inc. (a)	5,010	107,715
Expeditors International Washington, Inc.	26,319	1,173,301
Fastenal Co.	15,473	596,794
Federal Signal Corp.	5,934	90,493
Flowserve Corp. (a)	6,983	353,270
Graco, Inc.	8,277	323,300
Granite Construction, Inc.	4,180	223,003
Harsco Corp.	5,186	402,693
Herman Miller, Inc.	8,198	280,454
HNI Corp.	6,261	260,332
Hubbell, Inc. - Class B	7,525	360,447
Jacobs Engineering Group, Inc. (a)	7,258	542,390
JB Hunt Transport Services, Inc.	13,102	272,129
JetBlue Airways Corp. (a)	21,648	200,677
Joy Global, Inc.	14,641	550,648
Kelly Services, Inc.	2,619	71,787
Kennametal, Inc.	4,754	269,314
Korn/Ferry International (a)	5,399	113,055
Lincoln Electric Holdings, Inc.	5,253	286,026
Manpower, Inc.	10,606	649,830
MSC Industrial Direct Co., Inc. Class A	6,754	275,158
Navigant Consulting, Inc. (a)	6,542	131,233
Nordson Corp.	4,161	165,857
Oshkosh Truck Corp.	9,084	458,469
Pentair, Inc.	12,475	326,720
Precision Castparts Corp.	16,722	1,056,162
Quanta Services, Inc. (a)	14,621	246,510
Republic Services, Inc.	14,155	569,173
Rollins, Inc.	3,688	77,854
Roper Industries, Inc.	10,746	480,776
Sequa Corp. (a)	780	73,211
SPX Corp.	7,210	385,302
Stericycle, Inc. (a)	5,445	380,007
Swift Transportation Co., Inc. (a)	6,652	157,785
Teleflex, Inc.	4,897	272,469
Thomas & Betts Corp. (a)	6,399	305,296
Timken Co.	11,597	345,359
Trinity Industries, Inc.	9,837	316,456
United Rentals, Inc. (a)	8,082	187,907
Werner Enterprises, Inc.	6,259	117,106
YRC Worldwide, Inc. (a)	7,020	260,021
		20,294,934

Information Technology - 15.3%
3Com Corp. (a)	48,736	214,926
Activision, Inc. (a)	30,785	464,854
Acxiom Corp.	8,361	206,182
ADTRAN, Inc.	7,995	190,601
Advent Software, Inc. (a)	2,449	88,678
Alliance Data Systems Corp. (a)	8,211	453,165
Amphenol Corp. - Class A	11,038	683,583
Andrew Corp. (a)	19,875	183,446
Arrow Electronics, Inc. (a)	15,074	413,480
Atmel Corp. (a)	52,850	319,214
Avnet, Inc. (a)	15,757	309,152
Avocent Corp. (a)	6,451	194,304
The BISYS Group, Inc. (a)	14,882	161,619
Cadence Design Systems, Inc. (a)	34,635	587,410
CDW Corp.	7,405	456,740
Ceridian Corp. (a)	17,155	383,586
CheckFree Corp. (a)	10,976	453,528
Cognizant Technology Solutions Corp. (a)	17,383	1,287,385
CommScope, Inc. (a)	7,285	239,385
Cree, Inc. (a)	9,528	191,608
CSG Systems International, Inc. (a)	5,875	155,276
Cypress Semiconductor Corp. (a)	17,434	309,802
Diebold, Inc.	8,101	352,637
DST Systems, Inc. (a)	7,203	444,209
F5 Networks, Inc. (a)	5,002	268,707
Fair Isaac Corp.	7,763	283,893
Fairchild Semiconductor International, Inc. (a)	15,122	282,781
Fidelity National Information Services, Inc.	8,031	297,147
Gartner, Inc. - Class A (a)	7,048	123,974
Harris Corp.	16,510	734,530
Imation Corp.	4,216	169,272
Ingram Micro, Inc. (a)	17,087	327,387
Integrated Device Technology, Inc. (a)	24,626	395,494
International Rectifier Corp. (a)	8,825	307,463
Intersil Corp. - Class A	17,322	425,255
Jack Henry & Associates, Inc.	9,692	210,995
Kemet Corp. (a)	10,761	86,841
Lam Research Corp. (a)	17,489	792,776
Lattice Semiconductor Corp. (a)	14,104	96,189
Macrovision Corp. (a)	6,536	154,838
McAfee, Inc. (a)	19,689	481,593
McData Corp. - Class A (a)	19,687	99,026
MEMC Electronic Materials, Inc. (a)	20,543	752,490
Mentor Graphics Corp. (a)	10,043	141,405
Micrel, Inc. (a)	7,711	73,949
Microchip Technology, Inc.	26,516	859,649
MoneyGram International, Inc.	10,449	303,648
MPS Group, Inc. (a)	12,794	193,317
National Instruments Corp.	6,998	191,325
Newport Corp. (a)	5,044	82,217
Palm, Inc. (a)	12,768	185,902
Plantronics, Inc.	5,860	102,726
Plexus Corp. (a)	5,709	109,613
Polycom, Inc. (a)	10,881	266,911
Powerwave Technologies, Inc. (a)	13,902	105,655
The Reynolds & Reynolds Co. - Class A	6,664	263,295
RF Micro Devices, Inc. (a)	23,637	179,169
Semtech Corp. (a)	9,000	114,840
Silicon Laboratories, Inc. (a)	6,910	214,348
SRA International, Inc. - Class A (a)	5,043	151,593
Sybase, Inc. (a)	11,005	266,761
Synopsys, Inc. (a)	17,372	342,576
Tech Data Corp. (a)	6,819	249,098
Transaction Systems Architects, Inc. (a)	4,634	159,039
Triquint Semiconductor, Inc. (a)	17,160	89,232
UTstarcom, Inc. (a)	13,133	116,490
Vishay Intertechnology, Inc. (a)	22,773	319,733
Western Digital Corp. (a)	27,244	493,116
Wind River Systems, Inc. (a)	9,318	99,796
Zebra Technologies Corp. - Class A (a)	8,740	312,368
		21,023,192

Materials - 5.0%
Airgas, Inc.	9,609	347,558
Albemarle Corp.	4,866	264,370
Bowater, Inc.	6,899	141,912
Cabot Corp.	7,817	290,792
Chemtura Corp.	29,680	257,326
Commercial Metals Co.	14,805	300,986
Cytec Industries, Inc.	5,117	284,454
Ferro Corp.	5,264	93,594
Florida Rock Industries, Inc.	6,089	235,705
FMC Corp.	4,814	308,433
Glatfelter	5,519	74,782
Longview Fibre Co.	8,111	164,815
Lubrizol Corp.	8,453	386,556
Lyondell Chemical Co.	26,002	659,671
Martin Marietta Materials, Inc.	5,527	467,695
Minerals Technologies, Inc.	2,412	128,801
Olin Corp.	8,983	137,979
Packaging Corp of America	10,028	232,650
Reliance Steel & Aluminum Co.	7,914	254,356
RPM International, Inc.	14,668	278,545
The Scotts Miracle-Gro Co. - Class A	5,694	253,326
Sensient Technologies Corp.	5,684	111,236
Sonoco Products Co.	12,252	412,157
Steel Dynamics, Inc.	5,617	283,378
Valspar Corp.	12,544	333,670
Worthington Industries	8,989	153,352
		6,858,099

Telecommunication Services - 0.5%
Cincinnati Bell, Inc. (a)	30,464	146,837
Telephone & Data Systems, Inc.	12,842	540,648
		687,485

Utilities - 8.1%
AGL Resources, Inc.	9,621	351,166
Alliant Energy Corp.	14,536	519,371
Aqua America, Inc.	w	355,647
Aquila, Inc. (a)	46,151	199,834
Black Hills Corp.	4,106	138,003
DPL, Inc.	14,089	382,094
Duquesne Light Holdings, Inc.	9,698	190,663
Energy East Corp.	18,253	432,961
Equitable Resources, Inc.	14,908	521,482
Great Plains Energy, Inc.	9,912	307,470
Hawaiian Electric Industries, Inc.	10,028	271,358
Idacorp, Inc.	5,286	199,864
MDU Resources Group, Inc.	22,223	496,462
National Fuel Gas Co.	10,203	370,879
Northeast Utilities	18,999	442,107
NSTAR	13,181	439,718
OGE Energy Corp.	11,223	405,263
ONEOK, Inc.	13,561	512,470
Pepco Holdings, Inc.	23,556	569,349
PNM Resources, Inc.	8,585	236,688
Puget Energy, Inc.	14,334	325,812
Questar Corp.	10,572	864,472
SCANA Corp.	14,315	576,465
Sierra Pacific Resources (a)	27,250	390,765
Vectren Corp.	9,404	252,497
Westar Energy, Inc.	10,775	253,320
WGL Holdings, Inc.	6,017	188,573
Wisconsin Energy Corp. (d)	14,432	622,596
WPS Resources Corp.	5,320	264,032
		11,081,381

TOTAL COMMON STOCKS (Cost $113,065,319)		132,599,053

WARRANTS - 0.0%
Washington Mutual, Inc. (a)	1,500	168
TOTAL WARRANTS (Cost $238)		168

SHORT TERM INVESTMENTS (d) - 2.7%
Money Market Funds - 0.9%
Northern Institutional Diversified Assets Portfolio	1,178,519	1,178,519

	Principal
	Amount	Value
U.S. Treasury Bills - 1.8%
4.915%, 12/14/2006	$2,500,000	$2,476,103
TOTAL SHORT TERM INVESTMENTS (Cost $3,653,981)		3,654,622
Total Investments (Cost $116,719,538) (c) - 99.3%		136,253,843
Northern Institutional Liquid Asset Portfolio (c) - 33.2%		45,466,250
Liabilities in Excess of Other Assets - (32.5)%		(44,539,850)
TOTAL NET ASSETS - 100.0%		$137,180,243

(a)	Non-income producing security
(b)	For federal income tax purposes, cost is $117,485,892 and gross unrealized appreciation and depreciation of securities as of September 30, 2006 was $27,859,438, and ($9,091,487), respectively, with a net appreciation / (depreciation) of $18,767,951.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $46,496,867, $45,466,250, and $2,481,463, respectively.
(d)	Securities and other assets with an aggregate value of $4,031,180 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30,2006:

Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	S&P MidCap 400 Index Mini (12/06)	13	$887
	S&P MidCap 400 Index (12/06)	8	13,336

Schedule of Investments
September 30, 2006 (Unaudited)
Summit Balanced Index Portfolio

	Shares	Value
COMMON STOCKS - 56.6%
Consumer Discretionary - 6.0%
Amazon.com, Inc. (a)	460	$14,775
Apollo Group, Inc. (a)	185	9,109
Autonation, Inc. (a)	203	4,243
Autozone, Inc. (a)	93	9,607
Bed Bath & Beyond, Inc. (a)	373	14,271
Best Buy Co., Inc.	537	28,762
Big Lots, Inc. (a)	190	3,764
The Black & Decker Corp.	135	10,712
Brunswick Corp.	163	5,084
Carnival Corp.	588	27,654
CBS Corporation	1,031	29,043
Centex Corp.	157	8,261
Circuit City Stores, Inc.	215	5,399
Clear Channel Communications, Inc.	656	18,926
Coach, Inc. (a)	484	16,650
Comcast Corp. - Class A (a)	2,763	101,817
D.R. Horton, Inc.	406	9,724
Darden Restaurants, Inc.	225	9,556
Dillard's, Inc. - Class A	108	3,535
Dollar General Corp.	412	5,616
Dow Jones & Co., Inc.	98	3,287
The E.W. Scripps Company	130	6,231
Eastman Kodak Co.	429	9,610
eBay, Inc. (a)	1,551	43,986
Family Dollar Stores, Inc.	232	6,784
Federated Department Stores, Inc.	718	31,025
Ford Motor Co.	2,484	20,096
Fortune Brands, Inc.	244	18,327
Gannett Co., Inc.	313	17,788
The Gap, Inc.	712	13,492
General Motors Corp.	747	24,845
Genuine Parts Co.	260	11,214
The Goodyear Tire & Rubber Co. (a)	263	3,813
H&R Block, Inc.	426	9,261
Harley-Davidson, Inc.	347	21,774
Harman International Industries, Inc.	100	8,344
Harrah's Entertainment, Inc.	274	18,202
Hasbro, Inc.	217	4,937
Hilton Hotels Corp.	510	14,203
The Home Depot, Inc.	2,725	98,836
International Game Technology	449	18,633
Interpublic Group of Companies, Inc. (a)	631	6,247
J.C. Penney Co., Inc.	297	20,312
Johnson Controls, Inc.	288	20,661
Jones Apparel Group, Inc.	198	6,423
KB Home	130	5,694
Kohl's Corp. (a)	433	28,110
Leggett & Platt, Inc.	282	7,058
Lennar Corp.	220	9,955
Limited Brands, Inc.	449	11,894
Liz Claiborne, Inc.	179	7,072
Lowe's Companies, Inc.	2,018	56,625
Marriott International, Inc. - Class A	454	17,543
Mattel, Inc.	500	9,850
McDonald's Corp.	1,619	63,335
The McGraw-Hill Companies, Inc.	465	26,984
Meredith Corp.	70	3,453
New York Times Co. - Class A	191	4,389
Newell Rubbermaid, Inc.	411	11,639
News Corp. - Class A	3,087	60,660
Nike, Inc. - Class B	285	24,972
Nordstrom, Inc.	331	14,001
Office Depot, Inc. (a)	374	14,848
OfficeMax, Inc.	118	4,807
Omnicom Group	272	25,459
Pulte Homes, Inc.	320	10,195
RadioShack Corp.	225	4,342
Sears Holdings Corp. (a)	110	17,390
The Sherwin-Williams Co.	190	10,598
Snap-on, Inc.	97	4,321
The Stanley Works	121	6,032
Staples, Inc.	960	23,357
Starbucks Corp. (a)	999	34,016
Starwood Hotels & Resorts Worldwide, Inc.	325	18,587
Target Corp.	1,134	62,653
Tiffany & Co.	183	6,076
Time Warner, Inc.	5,370	97,895
The TJX Companies, Inc.	594	16,650
Tribune Co.	291	9,521
Univision Communications, Inc. (a)	344	11,813
VF Corp.	149	10,870
Viacom, Inc. - Class B (a)	938	34,875
The Walt Disney Co.	2,761	85,342
Wendy's International, Inc.	193	12,931
Whirlpool Corp.	128	10,766
Wyndham Worldwide Corp. (a)	312	8,727
Yum! Brands, Inc.	358	18,634
		1,718,778

Consumer Staples - 5.4%
Alberto-Culver Co.	126	6,374
Altria Group, Inc.	2,764	211,584
Anheuser-Busch Companies, Inc.	1,016	48,270
Archer-Daniels-Midland Co.	866	32,804
Avon Products, Inc.	591	18,120
Brown-Forman Corp. - Class B	139	10,654
Campbell Soup Co.	276	10,074
Clorox Co.	200	12,600
The Coca-Cola Co.	2,691	120,234
Coca-Cola Enterprises, Inc.	364	7,582
Colgate-Palmolive Co.	682	42,352
ConAgra Foods, Inc.	675	16,524
Constellation Brands, Inc. - Class A (a)	293	8,433
Costco Wholesale Corp.	618	30,702
CVS Corp.	1,085	34,850
Dean Foods Co. (a)	200	8,404
The Estee Lauder Companies, Inc.	180	7,259
General Mills, Inc.	466	26,376
The Hershey Co.	274	14,645
HJ Heinz Co.	438	18,365
Kellogg Co.	330	16,342
Kimberly-Clark Corp.	605	39,543
The Kroger Co.	954	22,076
McCormick & Co., Inc.	224	8,508
Molson Coors Brewing Co. - Class B	96	6,615
Pepsi Bottling Group, Inc.	180	6,390
PepsiCo, Inc.	2,177	142,071
Procter & Gamble Co.	4,192	259,820
Reynolds American, Inc.	227	14,067
Safeway, Inc.	588	17,846
Sara Lee Corp.	1,005	16,150
SUPERVALU, Inc.	327	9,696
Sysco Corp.	817	27,329
Tyson Foods, Inc. - Class A	375	5,955
UST, Inc.	245	13,433
Walgreen Co.	1,332	59,128
Wal-Mart Stores, Inc.	3,248	160,191
Whole Foods Market, Inc.	200	11,886
WM Wrigley Jr. Co.	335	15,430
		1,538,682

Energy - 5.3%
Anadarko Petroleum Corp.	607	26,605
Apache Corp.	435	27,492
Baker Hughes, Inc.	435	29,667
BJ Services Co.	395	11,901
Chesapeake Energy Corp.	530	15,359
Chevron Corp.	2,903	188,288
ConocoPhillips	2,176	129,537
Devon Energy Corp.	583	36,816
El Paso Corp.	919	12,535
EOG Resources, Inc.	359	23,353
Exxon Mobil Corp.	8,019	538,075
Halliburton Co.	1,362	38,749
Hess Corp.	319	13,213
Kinder Morgan, Inc.	160	16,776
Marathon Oil Corp.	473	36,374
Murphy Oil Corp.	274	13,029
Nabors Industries Ltd. (a)	418	12,435
National-Oilwell Varco, Inc. (a)	259	15,164
Noble Corp.	229	14,697
Occidental Petroleum Corp.	1,138	54,749
Rowan Companies, Inc.	182	5,757
Schlumberger Ltd.	1,564	97,015
Smith International, Inc. (a)	275	10,670
Sunoco, Inc.	173	10,759
Transocean, Inc. (a)	416	30,464
Valero Energy Corp.	810	41,691
Weatherford International Ltd. (a)	462	19,275
Williams Companies, Inc.	787	18,786
XTO Energy, Inc.	483	20,349
		1,509,580

Financials - 12.6%
ACE Ltd.	430	23,534
AFLAC, Inc.	656	30,019
The Allstate Corp.	832	52,191
AMBAC Financial Group, Inc.	179	14,812
American Express Co.	1,604	89,952
American International Group, Inc.	3,430	227,272
Ameriprise Financial, Inc.	371	17,400
AmSouth Bancorp	453	13,155
AON Corp.	416	14,090
Apartment Investment & Management Co.	160	8,706
Archstone-Smith Trust	316	17,203
Bank of America Corp.	6,106	327,098
The Bank of New York Co., Inc.	1,008	35,542
BB&T Corp.	709	31,040
The Bear Stearns Companies, Inc.	188	26,339
Boston Properties, Inc.	140	14,468
Capital One Financial Corp.	431	33,902
The Charles Schwab Corp.	1,366	24,451
Chicago Mercantile Exchange Holdings, Inc.	50	23,912
Chubb Corp.	592	30,760
Cincinnati Financial Corp.	261	12,544
CIT Group, Inc.	301	14,638
Citigroup, Inc.	6,667	331,150
Comerica, Inc.	250	14,230
Commerce Bancorp, Inc.	280	10,279
Compass Bancshares, Inc.	208	11,852
Countrywide Financial Corp.	809	28,347
E*Trade Financial Corp. (a)	565	13,515
Equity Office Properties Trust	463	18,409
Equity Residential	429	21,699
Fannie Mae	1,279	71,509
Federated Investors, Inc.	142	4,801
Fifth Third Bancorp	737	28,065
First Horizon National Corp.	209	7,944
Franklin Resources, Inc.	248	26,226
Freddie Mac	913	60,559
Genworth Financial, Inc.	601	21,041
Golden West Financial Corp.	381	29,432
The Goldman Sachs Group, Inc.	570	96,427
Hartford Financial Services Group, Inc.	447	38,777
Huntington Bancshares, Inc.	345	8,256
J.P. Morgan Chase & Co.	4,584	215,265
Janus Capital Group, Inc.	273	5,384
KeyCorp	533	19,956
Kimco Realty Corp.	300	12,861
Legg Mason, Inc.	200	20,172
Lehman Brothers Holdings, Inc.	710	52,441
Lincoln National Corp.	380	23,590
Loews Corp.	604	22,892
M&T Bank Corp.	135	16,195
Marsh & McLennan Companies, Inc.	727	20,465
Marshall & Ilsley Corp.	336	16,188
MBIA, Inc.	224	13,763
Mellon Financial Corp.	544	21,270
Merrill Lynch & Co., Inc.	1,171	91,596
Metlife, Inc.	1,003	56,850
MGIC Investment Corp.	156	9,355
Moody's Corp.	313	20,464
Morgan Stanley	1,416	103,241
National City Corp.	848	31,037
North Fork Bancorporation, Inc.	616	17,642
Northern Trust Corp.	277	16,185
Plum Creek Timber Co., Inc.	275	9,361
PNC Financial Services Group	434	31,439
Principal Financial Group, Inc.	356	19,324
The Progressive Corp.	1,020	25,031
Prologis	369	21,055
Prudential Financial, Inc.	641	48,876
Public Storage, Inc.	138	11,867
Realogy Corp. (a)	283	6,418
Regions Financial Corp.	601	22,111
Safeco Corp.	154	9,075
Simon Property Group, Inc.	273	24,739
SLM Corp.	542	28,173
Sovereign Bancorp, Inc.	474	10,196
The St. Paul Travelers Companies, Inc.	913	42,811
State Street Corp.	438	27,331
SunTrust Banks, Inc.	482	37,249
Synovus Financial Corp.	466	13,686
T. Rowe Price Group, Inc.	346	16,556
Torchmark Corp.	174	10,981
UnumProvident Corp.	445	8,629
US Bancorp	2,347	77,967
Vornado Realty Trust	197	21,473
Wachovia Corp.	2,099	117,124
Washington Mutual, Inc.	1,273	55,337
Wells Fargo & Co.	4,446	160,856
XL Capital Ltd. - Class A	235	16,145
Zions Bancorporation	151	12,051
		3,618,219

Health Care - 7.1%
Abbott Laboratories	2,018	97,994
Aetna, Inc.	724	28,634
Allergan, Inc.	219	24,662
AmerisourceBergen Corp.	267	12,068
Amgen, Inc. (a)	1,547	110,657
Applera Corp. - Applied Biosystems Group	242	8,013
Barr Pharmaceuticals, Inc. (a)	160	8,310
Bausch & Lomb, Inc.	90	4,512
Baxter International, Inc.	862	39,186
Becton, Dickinson & Co.	323	22,826
Biogen Idec, Inc. (a)	454	20,285
Biomet, Inc.	372	11,975
Boston Scientific Corp. (a)	1,557	23,028
Bristol-Myers Squibb Co.	2,598	64,742
C.R. Bard, Inc.	176	13,200
Cardinal Health, Inc.	536	35,237
Caremark Rx, Inc.	564	31,962
CIGNA Corp.	147	17,099
Coventry Health Care, Inc. (a)	210	10,819
Eli Lilly & Co.	1,299	74,043
Express Scripts, Inc. (a)	182	13,739
Fisher Scientific International, Inc. (a)	204	15,961
Forest Laboratories, Inc. (a)	421	21,307
Genzyme Corp. (a)	383	25,841
Gilead Sciences, Inc. (a)	604	41,495
HCA, Inc.	560	27,938
Health Management Associates, Inc. - Class A	317	6,625
Hospira, Inc. (a)	208	7,960
Humana, Inc. (a)	218	14,408
IMS Health, Inc.	267	7,113
Johnson & Johnson	3,863	250,863
King Pharmaceuticals, Inc. (a)	361	6,148
Laboratory Corp. Of America Holdings (a)	166	10,885
Manor Care, Inc.	132	6,901
McKesson Corp.	396	20,877
Medco Health Solutions, Inc. (a)	389	23,383
MedImmune, Inc. (a)	317	9,260
Medtronic, Inc.	1,518	70,496
Merck & Co., Inc.	2,874	120,421
Millipore Corp. (a)	86	5,272
Mylan Laboratories, Inc.	327	6,582
Patterson Companies, Inc. (a)	220	7,394
PerkinElmer, Inc.	167	3,161
Pfizer, Inc.	9,630	273,107
Quest Diagnostics, Inc.	214	13,088
Schering Plough Corp.	1,957	43,230
St. Jude Medical, Inc. (a)	466	16,445
Stryker Corp.	434	21,522
Tenet Healthcare Corp. (a)	623	5,071
Thermo Electron Corp. (a)	209	8,220
UnitedHealth Group, Inc.	1,779	87,527
Waters Corp. (a)	136	6,158
Watson Pharmaceuticals, Inc. (a)	174	4,554
Wellpoint, Inc. (a)	819	63,104
Wyeth	1,777	90,343
Zimmer Holdings, Inc. (a)	369	24,907
		2,040,558

Industrials - 6.2%
3M Co.	995	74,048
Allied Waste Industries, Inc. (a)	326	3,674
American Power Conversion Corp.	256	5,622
American Standard Companies, Inc.	274	11,500
Avery Dennison Corp.	125	7,521
Boeing Co.	1,050	82,792
Burlington Northern Santa Fe Corp.	478	35,104
Caterpillar, Inc.	866	56,983
Cintas Corp.	181	7,390
Cooper Industries Ltd. - Class A	155	13,209
CSX Corp.	586	19,238
Cummins, Inc.	78	9,300
Danaher Corp.	355	24,378
Deere & Co.	306	25,676
Dover Corp.	302	14,327
Eaton Corp.	246	16,937
Emerson Electric Co.	539	45,201
Equifax, Inc.	168	6,167
FedEx Corp.	452	49,123
Fluor Corp.	145	11,149
General Dynamics Corp.	533	38,200
General Electric Co.	13,923	491,482
Goodrich Corp.	203	8,226
Honeywell International, Inc.	1,082	44,254
Illinois Tool Works, Inc.	555	24,919
Ingersoll-Rand Company Ltd. - Class A	425	16,142
ITT Industries, Inc.	244	12,510
L-3 Communications Holdings, Inc.	198	15,509
Lockheed Martin Corp.	471	40,534
Masco Corp.	526	14,423
Monster Worldwide, Inc. (a)	204	7,383
Navistar International Corp. (a)	103	2,659
Norfolk Southern Corp.	547	24,095
Northrop Grumman Corp.	455	30,972
Paccar, Inc.	330	18,817
Pall Corp.	208	6,408
Parker Hannifin Corp.	200	15,546
Pitney Bowes, Inc.	342	15,175
Raytheon Co.	593	28,470
Robert Half International, Inc.	253	8,594
Rockwell Automation, Inc.	271	15,745
Rockwell Collins, Inc.	264	14,478
RR Donnelley & Sons Co.	321	10,580
Ryder System, Inc.	107	5,530
Southwest Airlines Co.	1,038	17,293
Textron, Inc.	167	14,613
Tyco International Ltd.	2,661	74,481
Union Pacific Corp.	394	34,672
United Parcel Service, Inc. - Class B	1,428	102,730
United Technologies Corp.	1,336	84,636
W.W. Grainger, Inc.	127	8,512
Waste Management, Inc.	714	26,190
		1,793,117

Information Technology - 8.4%
ADC Telecommunications, Inc. (a)	195	2,925
Adobe Systems, Inc. (a)	765	28,649
Advanced Micro Devices, Inc. (a)	642	15,954
Affiliated Computer Services, Inc. - Class A (a)	157	8,142
Agilent Technologies, Inc. (a)	540	17,653
Altera Corp. (a)	475	8,730
Analog Devices, Inc.	466	13,696
Apple Computer, Inc. (a)	1,123	86,505
Applied Materials, Inc.	1,835	32,535
Autodesk, Inc. (a)	341	11,860
Automatic Data Processing, Inc.	734	34,748
Avaya, Inc. (a)	633	7,241
BMC Software, Inc. (a)	271	7,377
Broadcom Corp. - Class A (a)	620	18,811
CA, Inc.	543	12,864
Ciena Corp. (a)	124	3,367
Cisco Systems, Inc. (a)	8,060	185,380
Citrix Systems, Inc. (a)	255	9,234
Computer Sciences Corp. (a)	276	13,557
Compuware Corp. (a)	492	3,833
Comverse Technology, Inc. (a)	301	6,453
Convergys Corp. (a)	184	3,800
Corning, Inc. (a)	2,060	50,285
Dell, Inc. (a)	2,999	68,497
Electronic Arts, Inc. (a)	453	25,223
Electronic Data Systems Corp.	684	16,772
EMC Corp. (a)	3,037	36,383
First Data Corp.	1,011	42,462
Fiserv, Inc. (a)	231	10,878
Freescale Semiconductor, Inc. - Class B (a)	536	20,373
Google, Inc. (a)	285	114,541
Hewlett-Packard Co.	3,617	132,708
Intel Corp.	7,615	156,640
International Business Machines Corp.	2,009	164,617
Intuit, Inc. (a)	452	14,505
Jabil Circuit, Inc.	257	7,342
JDS Uniphase Corp. (a)	2,225	4,873
Juniper Networks, Inc. (a)	747	12,908
KLA-Tencor Corp.	295	13,119
Lexmark International, Inc. - Class A (a)	133	7,669
Linear Technology Corp.	398	12,386
LSI Logic Corp. (a)	529	4,348
Lucent Technologies, Inc. (a)	5,943	13,907
Maxim Integrated Products, Inc.	424	11,902
Micron Technology, Inc. (a)	965	16,791
Microsoft Corp.	11,643	318,203
Molex, Inc.	187	7,287
Motorola, Inc.	3,234	80,850
National Semiconductor Corp.	394	9,271
NCR Corp. (a)	278	10,975
Network Appliance, Inc. (a)	492	18,209
Novell, Inc. (a)	449	2,748
Novellus Systems, Inc. (a)	163	4,509
Nvidia Corp. (a)	504	14,913
Oracle Corp. (a)	5,328	94,519
Parametric Technology Corp. (a)	162	2,828
Paychex, Inc.	447	16,472
PMC - Sierra, Inc. (a)	272	1,616
QLogic Corp. (a)	243	4,593
Qualcomm, Inc.	2,181	79,279
Sabre Holdings Corp. - Class A	219	5,122
SanDisk Corp. (a)	280	14,991
Sanmina-SCI Corporation (a)	706	2,640
Solectron Corp. (a)	1,212	3,951
Sun Microsystems, Inc. (a)	4,633	23,026
Symantec Corp. (a)	1,306	27,792
Symbol Technologies, Inc.	363	5,394
Tektronix, Inc.	141	4,079
Tellabs, Inc. (a)	592	6,488
Teradyne, Inc. (a)	294	3,869
Texas Instruments, Inc.	2,024	67,298
Unisys Corp. (a)	455	2,575
VeriSign, Inc. (a)	324	6,545
Xerox Corp. (a)	1,292	20,103
Xilinx, Inc.	449	9,856
Yahoo!, Inc. (a)	1,642	41,510
		2,403,954

Materials - 1.7%
Air Products & Chemicals, Inc.	331	21,968
Alcoa, Inc.	1,145	32,106
Allegheny Technologies, Inc.	141	8,769
Ashland, Inc.	124	7,909
Ball Corp.	182	7,362
Bemis Co.	179	5,882
Consol Energy, Inc.	280	8,884
The Dow Chemical Co.	1,267	49,388
Eastman Chemical Co.	136	7,347
Ecolab, Inc.	275	11,775
EI Du Pont de Nemours & Co.	1,217	52,136
Freeport-McMoRan Copper & Gold, Inc. - Class B	265	14,114
Hercules, Inc. (a)	189	2,981
International Flavors & Fragrances, Inc.	137	5,417
International Paper Co.	601	20,813
Louisiana-Pacific Corp.	185	3,472
MeadWestvaco Corp.	275	7,290
Monsanto Co.	717	33,706
Newmont Mining Corp.	594	25,393
Nucor Corp.	408	20,192
Pactiv Corp. (a)	183	5,201
Phelps Dodge Corp.	270	22,869
PPG Industries, Inc.	254	17,038
Praxair, Inc.	426	25,202
Rohm & Haas Co.	190	8,996
Sealed Air Corp.	139	7,523
Sigma-Aldrich Corp.	113	8,551
Temple-Inland, Inc.	189	7,579
United States Steel Corp.	191	11,017
Vulcan Materials Co.	171	13,381
Weyerhaeuser Co.	366	22,520
		496,781

Telecommunication Services - 1.9%
Alltel Corp.	513	28,471
AT&T, Inc.	5,130	167,033
BellSouth Corp.	2,398	102,514
CenturyTel, Inc.	154	6,109
Citizens Communications Co.	424	5,953
Embarq Corp.	218	10,545
Qwest Communications International, Inc. (a)	2,116	18,451
Sprint Nextel Corp.	3,944	67,640
Verizon Communications, Inc.	3,828	142,134
Windstream Corp.	626	8,257
		557,107

Utilities - 2.0%
The AES Corp. (a)	874	17,821
Allegheny Energy, Inc. (a)	243	9,761
Ameren Corp.	304	16,048
American Electric Power Co., Inc.	521	18,949
Centerpoint Energy, Inc.	462	6,616
CMS Energy Corp. (a)	327	4,722
Consolidated Edison, Inc.	365	16,863
Constellation Energy Group, Inc.	266	15,747
Dominion Resources, Inc.	508	38,857
DTE Energy Co.	266	11,042
Duke Energy Corporation	1,655	49,981
Dynegy, Inc. - Class A (a)	500	2,770
Edison International	431	17,947
Entergy Corp.	310	24,251
Exelon Corp.	885	53,578
FirstEnergy Corp.	436	24,355
FPL Group, Inc.	535	24,075
KeySpan Corp.	260	10,696
Nicor, Inc.	74	3,164
NiSource, Inc.	407	8,848
Peoples Energy Corp.	64	2,602
PG&E Corp.	460	19,159
Pinnacle West Capital Corp.	165	7,433
PPL Corp.	504	16,582
Progress Energy, Inc.	375	17,017
Public Service Enterprise Group, Inc.	357	21,845
Sempra Energy	382	19,196
The Southern Co.	981	33,805
TECO Energy, Inc.	310	4,852
TXU Corp.	610	38,137
Xcel Energy, Inc.	537	11,089
		567,808
TOTAL COMMON STOCKS (Cost $12,897,863)		16,244,584

	Principal
	Amount	Value
CORPORATE BONDS - 8.5%
Consumer Staples - 0.4%
Campbell Soup Co.
5.875%, 10/01/2008	$100,000	$101,187
Energy - 1.8%
Burlington Resources Finance Co.
6.500%, 12/01/2011	150,000	158,804
Colonial Pipeline Co.
7.750%, 11/01/2010 (b)	125,000	136,568
Conoco Funding Co.
6.350%, 10/15/2011	50,000	52,585
Public Service Company of North Carolina
6.625%, 02/15/2011	150,000	158,004
		505,961

Financials - 1.5%
Key Bank National Association
5.000%, 07/17/2007	100,000	99,552
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (b)	150,000	148,195
Union Planters Corp.
4.375%, 12/01/2010	190,000	184,627
		432,374

Health Care - 0.5%
Amgen, Inc.
6.500%, 12/01/2007	150,000	151,616
Industrials - 1.7%
Honeywell International, Inc.
7.500%, 03/01/2010	125,000	134,053
Masco Corp.
5.875%, 07/15/2012	125,000	124,575
United Technologies Corp.
4.375%, 05/01/2010	250,000	244,160
		502,788

Materials - 2.6%
Champion International Corp.
7.200%, 11/01/2026	450,000	490,034
Weyerhaeuser Co.
7.500%, 03/01/2013	250,000	270,372
		760,406

TOTAL CORPORATE BONDS (Cost $2,500,932)		2,454,332

MORTGAGE BACKED SECURITIES - 12.9%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029	439,269	452,946
Pool #653650, 6.500%, 08/01/2032	87,797	89,225
Pool #722267, 5.500%, 07/01/2033	252,620	249,583
Pool #732114, 6.000%, 08/01/2033	230,902	232,475
Pool #357457, 5.500%, 11/01/2033	507,156	501,060
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	631,441	622,089
Pool #E9-9160, 4.500%, 09/01/2018	131,571	127,119
Pool #G0-8146, 6.000%, 08/01/2036	797,579	801,756
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	626,691	621,068
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,793,974)		3,697,321

U.S. GOVERNMENT AGENCY ISSUES - 3.9%
Federal National Mortgage Association
5.050%, 02/07/2011	1,100,000	1,106,166
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,106,795)		1,106,166

U.S. TREASURY OBLIGATIONS (e) - 13.5%
U.S. Treasury Bonds
6.250%, 08/15/2023	250,000	290,254
5.250%, 11/15/2028	200,000	211,438
6.125%, 08/15/2029	195,000	229,871
U.S. Treasury Notes
6.125%, 08/15/2007	100,000	100,965
4.000%, 08/31/2007	200,000	198,305
5.500%, 02/15/2008	200,000	201,898
4.625%, 02/29/2008	200,000	199,516
4.750%, 11/15/2008	200,000	200,273
3.375%, 12/15/2008	84,000	81,775
4.500%, 02/15/2009	200,000	199,289
6.000%, 08/15/2009	50,000	51,826
5.750%, 08/15/2010	180,000	187,327
4.250%, 01/15/2011	300,000	295,910
4.875%, 02/15/2012	1,100,000	1,115,339
4.375%, 08/15/2012	100,000	98,957
3.625%, 05/15/2013	234,000	221,094
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,901,543)		3,884,037

	Shares	Value
UNIT INVESTMENT TRUSTS - 2.0%
iShares Lehman Aggregate Bond Fund	800	$80,128
SPDR Trust Series 1	3,750	500,925
TOTAL UNIT INVESTMENT TRUSTS (Cost 580,444)		581,053
SHORT TERM INVESTMENTS (e) - 0.6%
Money Market Funds - 0.3%
Northern Institutional Diversified Assets Portfolio	86,696	86,696

	Principal
	Amount	Value
U.S. Treasury Bills - 0.3%
4.915%, 12/14/2006	$100,000	$99,044
TOTAL SHORT TERM INVESTMENTS (Cost $185,714)		185,740
Total Investments (Cost $24,967,265) (c) (d) - 98.0%		28,153,233
Northern Institutional Liquid Assets Portfolio (d) - 12.5%		3,595,113
Liabilities in Excess of Other Assets - (10.5)%		(3,021,386)
TOTAL NET ASSETS - 100.0%		$28,726,960

(a)	Non income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	For federal income tax purposes, cost is $25,000,930 and gross unrealized appreciation and depreciation of securities as of September 30, 2006 was $4,010,433 and ($858,130), respectively, with a net appreciation / (depreciation) of $3,152,303.
(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $3,885,527, $3,595,113, and $424,269, respectively.
(e)	Securities and other assets with an aggregate value of $807,240 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P 500 Futures (12/06)	1	5,467
S&P 500 Mini Futures (12/06)	7	(952)

Schedule of Investments
September 30, 2006 (Unaudited)
Summit Nasdaq-100 Index Portfolio

	Shares	Value
COMMON STOCKS - 96.9%
Consumer Discretionary - 17.4%
Amazon.com, Inc. (a)	4,814	$154,626
Apollo Group, Inc. (a)	3,003	147,868
Bed Bath & Beyond, Inc. (a)	6,569	251,330
Comcast Corp. - Class A (a)	16,555	610,052
Discovery Holding Co. (a)	4,070	58,852
eBay, Inc. (a)	18,270	518,137
EchoStar Communications Corp. - Class A (a)	3,658	119,763
Expedia, Inc. (a)	5,691	89,235
Garmin Ltd.	3,482	169,852
IAC/InterActiveCorp (a)	5,429	156,138
Lamar Advertising Co. (a)	1,442	77,017
Liberty Global, Inc. (a)	3,915	100,772
NTL, Inc.	6,136	156,038
PETsMART, Inc.	2,383	66,128
Ross Stores, Inc.	2,490	63,271
Sears Holdings Corp. (a)	2,788	440,755
Sirius Satellite Radio, Inc. (a)	25,956	101,488
Staples, Inc.	8,446	205,491
Starbucks Corp. (a)	18,194	619,506
Urban Outfitters, Inc. (a)	3,037	53,724
Wynn Resorts Ltd. (a)	1,909	129,831
XM Satellite Radio Holdings, Inc. - Class A (a)	4,786	61,692
		4,351,566

Consumer Staples - 1.4%
Costco Wholesale Corp.	4,264	211,836
Whole Foods Market, Inc.	2,396	142,394
		354,230

Energy - 0.3%
Patterson-UTI Energy, Inc.	2,903	68,975
Health Care - 13.8%
Amgen, Inc. (a)	9,456	676,388
Amylin Pharmaceuticals, Inc. (a)	2,068	91,137
Biogen Idec, Inc. (a)	6,464	288,812
Biomet, Inc.	5,706	183,676
Celgene Corp. (a)	6,019	260,623
Dentsply International, Inc.	2,556	76,961
Express Scripts, Inc. (a)	2,127	160,567
Genzyme Corp. (a)	5,671	382,622
Gilead Sciences, Inc. (a)	7,786	534,898
Intuitive Surgical, Inc. (a)	630	66,434
Lincare Holdings, Inc. (a)	1,563	54,142
MedImmune, Inc. (a)	4,434	129,517
Patterson Companies, Inc. (a)	2,325	78,143
Sepracor, Inc. (a)	1,819	88,112
Teva Pharmaceutical Industries, Ltd. - ADR	10,660	363,400
		3,435,432

Industrials - 4.1%
American Power Conversion Corp.	3,314	72,776
C.H. Robinson Worldwide, Inc.	2,899	129,237
Cintas Corp.	3,337	136,250
Expeditors International Washington, Inc.	3,624	161,558
Fastenal Co.	2,497	96,309
Joy Global, Inc.	2,017	75,859
Monster Worldwide, Inc. (a)	2,271	82,188
Paccar, Inc.	4,854	276,775
		1,030,952

Information Technology - 58.7%
Activision, Inc. (a)	4,313	65,126
Adobe Systems, Inc. (a)	9,824	367,909
Akamai Technologies, Inc. (a)	2,600	129,974
Altera Corp. (a)	8,717	160,218
Apple Computer, Inc. (a)	20,591	1,586,125
Applied Materials, Inc.	13,729	243,415
ATI Technologies, Inc. (a)	4,318	92,621
Autodesk, Inc. (a)	4,117	143,189
BEA Systems, Inc. (a)	6,290	95,608
Broadcom Corp. - Class A (a)	7,401	224,546
Cadence Design Systems, Inc. (a)	5,089	86,309
CDW Corp.	1,403	86,537
Check Point Software Technologies Ltd. (a)	4,123	78,543
CheckFree Corp. (a)	1,527	63,096
Cisco Systems, Inc. (a)	37,747	868,181
Citrix Systems, Inc. (a)	3,754	135,932
Cognizant Technology Solutions Corp. (a)	2,381	176,337
Comverse Technology, Inc. (a)	3,588	76,927
Dell, Inc. (a)	14,459	330,244
Electronic Arts, Inc. (a)	5,351	297,944
Fiserv, Inc. (a)	3,784	178,189
Flextronics International Ltd. (a)	10,868	137,372
Google, Inc. (a)	2,308	927,585
Intel Corp.	34,957	719,066
Intuit, Inc. (a)	7,494	240,482
JDS Uniphase Corp. (a)	32,975	72,215
Juniper Networks, Inc. (a)	6,435	111,197
KLA-Tencor Corp.	4,136	183,928
Lam Research Corp. (a)	2,514	113,960
Linear Technology Corp.	6,987	217,435
Marvell Technology Group Ltd. (a)	9,612	186,184
Maxim Integrated Products, Inc.	7,777	218,300
Microchip Technology, Inc.	3,093	100,275
Microsoft Corp.	59,386	1,623,019
Network Appliance, Inc. (a)	6,694	247,745
Nvidia Corp. (a)	5,968	176,593
Oracle Corp. (a)	37,843	671,335
Paychex, Inc.	6,247	230,202
Qualcomm, Inc.	34,481	1,253,384
Red Hat, Inc. (a)	3,245	68,405
Research In Motion Ltd. (a)	3,229	331,489
SanDisk Corp. (a)	3,121	167,098
Sun Microsystems, Inc. (a)	26,388	131,148
Symantec Corp. (a)	17,902	380,955
Telefonaktiebolaget LM Ericsson - ADR	1,806	62,217
Tellabs, Inc. (a)	4,462	48,904
VeriSign, Inc. (a)	3,973	80,255
Xilinx, Inc.	7,821	171,671
Yahoo!, Inc. (a)	11,491	290,493
		14,649,882

Materials - 0.3%
Sigma-Aldrich Corp.	1,103	83,464
Telecommunication Services - 0.9%
Millicom International Cellular S.A. (a)	1,682	68,827
NII Holdings, Inc. (a)	2,594	161,243
		230,070

TOTAL COMMON STOCKS (Cost $20,153,177)		24,204,571

SHORT TERM INVESTMENTS (d) - 3.3%
Money Market Fund - 1.7%
Northern Institutional Diversified Assets Portfolio	433,205	433,205
	Principal
	Amount	Value
U.S. Treasury Bills - 1.6%
4.915%, 12/14/2006	$400,000	$396,176
TOTAL SHORT TERM INVESTMENTS (Cost $829,279)		829,381
Total Investments (Cost $20,982,456) (b) (c) - 100.2%		25,033,952
Northern Institutional Liquid Assets Portfolio (c) - 14.0%		3,509,637
Liabilities in Excess of Other Assets - (14.2)%		(3,558,907)
TOTAL NET ASSETS - 100.0%		$24,984,682

ADR	American Depository Receipt
(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $21,828,327 and gross unrealized appreciation and depreciation of securities as of September 30, 2006 was $5,869,203 and ($2,663,578), respectively, with a net appreciation / (depreciation) of $3,205,625.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,051,453, $3,509,637, and $648,240, respectively.
(d)	Securities and other assets with an aggregate value of $802,200 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2006:

Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	Nasdaq 100 Futures (12/06)	4	12,468
	Nasdaq 100 E-Mini (12/06)	4	2,964

Schedule of Investments
September 30, 2006 (Unaudited)
Summit Russell 2000 Small Cap Index Portfolio

	Shares	Value
COMMON STOCKS - 95.5%
Capital Goods - 10.3%
AAR Corp. (a)	2,444	$58,265
ABX Air, Inc. (a)	3,904	21,940
Acco Brands Corp. (a)	2,933	65,289
Accuride Corp. (a)	1,474	16,229
Actuant Corp. - Class A	1,738	87,074
ADE Corp. (a)	699	22,382
Advanced Energy Industries, Inc. (a)	2,295	39,107
Aftermarket Technology Corp. (a)	1,456	25,859
Airtran Holdings, Inc. (a)	6,089	60,403
Alaska Air Group, Inc. (a)	2,572	97,839
American Axle & Manufacturing Holdings, Inc.	3,379	56,396
American Commercial Lines (a)	2,003	119,078
American Ecology Corp.	1,015	20,036
American Railcar Industries, Inc.	607	17,670
American Superconductor Corp. (a)	2,201	20,381
Andrew Corp. (a)	10,697	98,733
AO Smith Corp.	1,334	52,600
Applied Industrial Technologies, Inc.	2,914	71,102
Arctic Cat, Inc.	846	14,044
ARGON ST, Inc. (a)	832	19,943
Arkansas Best Corp.	1,643	70,698
Arris Group, Inc. (a)	7,165	82,111
ArvinMeritor, Inc.	4,725	67,284
Astec Industries, Inc. (a)	1,141	28,810
ASV, Inc. (a)	1,361	20,293
Asyst Technologies, Inc. (a)	3,255	22,004
Atlas Air Worldwide Holdings (a)	1,300	56,576
ATMI, Inc. (a)	2,508	72,908
Audiovox Corp. (a)	1,065	14,825
Axcelis Technologies, Inc. (a)	6,767	47,775
Badger Meter, Inc.	905	22,797
Baldor Electric Co.	2,071	63,849
Bandag, Inc.	702	28,810
Basin Water, Inc. (a)	390	3,194
BE Aerospace, Inc. (a)	5,199	109,647
Belden CDT, Inc.	2,814	107,579
Blount International, Inc. (a)	2,472	24,769
Briggs & Stratton Corp.	3,353	92,375
Brooks Automation, Inc. (a)	5,001	65,263
Bucyrus International, Inc. - Class A	2,114	89,676
CalAmp Corp. (a)	1,514	9,220
Cascade Corp.	762	34,785
Cavco Industries, Inc. (a)	414	13,045
C-COR, Inc. (a)	3,223	27,653
Celadon Group, Inc. (a)	1,495	24,877
Champion Enterprises, Inc. (a)	5,125	35,362
Chart Industries, Inc. (a)	816	10,045
Cognex Corp.	3,036	76,689
Cohu, Inc.	1,514	26,995
Color Kinetics, Inc. (a)	817	13,873
Columbus McKinnon Corp. NY (a)	1,192	21,492
Commercial Vehicle Group, Inc. (a)	1,372	26,425
Cooper Tire & Rubber Co.	4,148	41,729
Credence Systems Corp. (a)	6,720	19,152
CTS Corp.	2,404	33,127
Curtiss-Wright Corp.	2,937	89,138
Cymer, Inc. (a)	2,515	110,434
Darling International, Inc. (a)	5,417	22,697
Diamond Mgmt & Technology Cons (a)	1,962	21,857
Dionex Corp. (a)	1,265	64,439
DXP Enterprises Inc. (a)	113	2,643
Dynamex, Inc. (a)	725	15,044
EGL, Inc. (a)	2,101	76,560
Electro Scientific Industries, Inc. (a)	1,853	38,172
Emcore Corp. (a)	2,729	16,156
EnPro Industries, Inc. (a)	1,416	42,565
Entegris, Inc. (a)	9,227	100,667
ESCO Technologies, Inc. (a)	1,654	76,150
Esterline Technologies Corp. (a)	1,626	54,894
ExpressJet Holdings, Inc. (a)	3,313	21,899
Federal Signal Corp.	3,143	47,931
FEI Co. (a)	1,548	32,678
Flanders Corp. (a)	818	7,002
Fleetwood Enterprises, Inc. (a)	4,280	28,804
Florida East Coast Industries	2,293	130,884
Flow International Corp. (a)	2,484	32,217
Forward Air Corp.	2,093	69,257
Franklin Electric Co., Inc.	1,519	80,720
Freightcar America, Inc.	819	43,407
Gehl Co. (a)	708	18,960
GenCorp, Inc. (a)	3,705	47,572
General Cable Corp. (a)	3,387	129,417
Genesee & Wyoming, Inc. (a)	2,423	56,262
Genlyte Group, Inc. (a)	1,664	118,477
The Gorman-Rupp Co.	615	20,110
Greenbrier Cos., Inc.	881	25,558
Gulfmark Offshore, Inc. (a)	1,067	33,973
Headwaters, Inc. (a)	2,833	66,151
Heartland Express, Inc.	4,056	63,598
Heico Corp.	1,345	46,133
Herman Miller, Inc.	4,450	152,234
Hovnanian Enterprises, Inc. (a)	3,248	95,296
HUB Group, Inc. (a)	2,681	61,073
Innerworkings, Inc. (a)	739	8,683
Interdigital Communications Corp. (a)	3,466	118,191
Intevac, Inc. (a)	1,409	23,671
Itron, Inc. (a)	1,606	89,615
JetBlue Airways Corp. (a)	11,641	107,912
K&F Industries Holdings, Inc. (a)	1,259	23,644
Kadant, Inc. (a)	865	21,244
Kaman Corp.	1,614	29,068
Kenexa Corp. (a)	1,021	25,750
Keystone Automotive Industries, Inc. (a)	984	37,412
Kimball International, Inc.	1,654	31,922
Knight Transportation, Inc.	3,836	65,020
Knoll, Inc.	2,159	43,612
Kulicke & Soffa Industries, Inc. (a)	3,801	33,601
Ladish, Inc. (a)	913	26,367
Lear Corp.	4,514	93,440
Levitt Corp.	1,025	12,054
Lindsay Manufacturing Co.	754	21,677
Littelfuse, Inc. (a)	1,470	51,009
LTX Corp. (a)	4,135	20,716
M/I Homes, Inc.	775	27,396
Marine Products Corp.	813	7,902
Maritrans, Inc.	720	26,352
Marten Transport Ltd. (a)	928	15,860
MasTec, Inc. (a)	2,621	29,014
Mattson Technology, Inc. (a)	3,533	29,324
Measurement Specialties, Inc. (a)	925	17,251
Meritage Homes Corp. (a)	1,473	61,292
Mesa Air Group, Inc. (a)	2,422	18,795
Metrologic Instruments, Inc. (a)	879	15,963
Middleby Corp. (a)	434	33,444
Miller Industries Inc./TN (a)	622	11,364
Mine Safety Appliances Co.	2,012	71,708
MKS Instruments, Inc. (a)	2,370	48,135
Modine Manufacturing Co.	2,170	52,796
Monaco Coach Corp.	1,794	19,985
Moog, Inc. (a)	2,464	85,402
MTC Technologies, Inc. (a)	679	16,323
MTS Systems Corp.	1,234	39,908
NACCO Industries, Inc.	285	38,734
Navistar International Corp. (a)	4,165	107,540
Noble International Ltd.	696	8,707
Nordson Corp.	1,917	76,412
Old Dominion Freight Line (a)	1,826	54,835
Orbital Sciences Corp. (a)	4,004	75,155
Orleans Homebuilders, Inc.	227	2,663
OYO Geospace Corp. (a)	256	14,528
Pacer International, Inc.	2,517	69,872
Palm Harbor Homes, Inc. (a)	644	9,634
PAM Transportation Services (a)	343	8,596
Patriot Transportation Holding, Inc. (a)	102	7,707
Paxar Corp. (a)	2,674	53,427
PGT, Inc. (a)	683	9,603
PHI, Inc. (a)	893	27,210
Photon Dynamics, Inc. (a)	1,055	14,000
Photronics, Inc. (a)	2,775	39,211
Pike Electric Corp. (a)	1,050	15,645
Polaris Industries, Inc.	2,695	110,899
Polycom, Inc. (a)	5,900	144,727
Powell Industries, Inc. (a)	516	11,419
Power-One, Inc. (a)	4,848	35,100
Powerwave Technologies, Inc. (a)	7,514	57,106
Presstek, Inc. (a)	1,909	10,290
Quality Distribution, Inc. (a)	555	8,170
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,935	5,811
Radyne Comstream Corp. (a)	1,171	14,333
RAE Systems, Inc. (a)	2,510	7,655
RailAmerica, Inc. (a)	2,612	28,523
Raser Technologies, Inc. (a)	1,322	7,350
Raven Industries, Inc.	1,078	32,351
RBC Bearings, Inc. (a)	1,332	32,168
Reddy Ice Holdings, Inc.	1,087	26,305
Regal-Beloit Corp.	2,003	87,130
Republic Airways Holdings, Inc. (a)	2,117	32,856
Robbins & Myers, Inc.	888	27,457
Rofin-Sinar Technologies, Inc. (a)	941	57,185
Rudolph Technologies, Inc. (a)	1,640	30,061
Saia, Inc. (a)	948	30,905
Sauer-Danfoss, Inc.	690	16,546
Semitool, Inc. (a)	1,474	15,241
Skyline Corp.	376	14,367
Skywest, Inc.	4,269	104,676
Smith & Wesson Holding Corp. (a)	1,900	26,372
Sonic Solutions, Inc. (a)	1,669	25,436
Standex International Corp.	773	21,551
Superior Industries International	1,542	25,890
Symmetricom, Inc. (a)	2,988	24,113
TAL International Group, Inc.	1,052	22,313
Taleo Corp. (a)	886	8,966
Taser International, Inc. (a)	4,169	31,935
Team, Inc. (a)	414	10,375
Technical Olympic USA, Inc.	1,320	12,976
Technitrol, Inc.	2,721	81,222
Tecumseh Products Co. (a)	1,031	15,682
Teledyne Technologies, Inc. (a)	2,294	90,842
Tennant Co.	1,106	26,920
Tenneco, Inc. (a)	3,033	70,942
Titan International, Inc.	1,112	20,105
Transdigm Group, Inc. (a)	720	17,582
Triumph Group, Inc.	993	42,054
Ultratech, Inc. (a)	1,550	20,646
United Industrial Corp.	574	30,709
Universal Truckload Services, Inc. (a)	310	8,051
US Xpress Enterprises, Inc. (a)	560	12,964
USA Truck, Inc. (a)	581	11,068
Varian Semiconductor Equipment Associates, Inc. (a)	3,835	140,744
Veeco Instruments, Inc. (a)	1,970	39,695
Vicor Corp.	1,330	15,348
Visteon Corp. (a)	8,585	69,968
Wabash National Corp.	2,021	27,667
Waste Services, Inc. (a)	1,807	16,516
Watts Water Technologies, Inc.	1,623	51,546
Werner Enterprises, Inc.	3,443	64,419
Westinghouse Air Brake Technologies Corp.	3,253	88,254
Williams Scotsman International, Inc. (a)	1,938	41,396
Winnebago Industries, Inc.	2,083	65,365
Woodward Governor Co.	2,012	67,482
X-Rite, Inc.	1,915	20,567
Zygo Corp. (a)	1,176	14,994
		9,128,718

Consumer Cyclicals - 18.4%
1-800-FLOWERS.COM, Inc. (a)	1,646	8,658
24/7 Real Media, Inc. (a)	3,156	26,952
99 Cents Only Stores (a)	3,177	37,584
Aaron Rents, Inc.	2,934	67,423
ABM Industries, Inc.	2,849	53,447
AC Moore Arts & Crafts, Inc. (a)	1,045	19,886
Administaff, Inc.	1,487	50,112
The Advisory Board Co. (a)	1,200	60,624
ADVO, Inc.	2,128	59,541
Aeropostale, Inc. (a)	3,595	105,082
AFC Enterprises (a)	1,673	24,158
Alderwoods Group, Inc. (a)	2,725	54,037
Ambassadors Group, Inc.	1,345	38,037
Ambassadors International, Inc.	465	14,689
Amerco, Inc. (a)	667	49,458
American Greetings	3,577	82,700
American Woodmark Corp.	707	23,819
America's Car Mart, Inc. (a)	619	10,183
Ameristar Casinos, Inc.	1,728	37,515
AMN Healthcare Services, Inc. (a)	2,116	50,255
Applebees International, Inc.	4,977	107,055
aQuantive, Inc. (a)	5,102	120,509
Arbitron, Inc.	2,035	75,315
Asbury Automotive Group, Inc.	807	16,624
Aztar Corp. (a)	2,423	128,443
Bally Technologies, Inc. (a)	3,494	61,494
Bally Total Fitness Holding Corp. (a)	2,399	3,622
Banta Corp.	1,609	76,588
Barrett Business Services (a)	454	9,747
Bebe Stores, Inc.	1,539	38,136
Belo Corp.	6,090	96,283
Big 5 Sporting Goods Corp.	1,524	34,747
Big Lots, Inc. (a)	7,567	149,902
BJ's Restaurants, Inc. (a)	893	19,655
Blockbuster, Inc. (a)	12,810	49,190
Blue Nile, Inc. (a)	924	33,587
Blyth, Inc.	1,727	42,018
Bob Evans Farms, Inc.	2,403	72,763
The Bon-Ton Stores Inc.	360	10,706
Books-A-Million, Inc.	923	16,476
Borders Group, Inc.	4,340	88,536
Bowne & Co, Inc.	2,057	29,374
Bright Horizons Family Solutions, Inc. (a)	1,756	73,278
Brightpoint, Inc. (a)	3,371	47,936
Brown Shoe Co, Inc.	1,899	68,060
The Buckle Inc.	629	23,864
Buffalo Wild Wings, Inc. (a)	492	18,819
Build-A-Bear-Workshop, Inc. (a)	959	21,836
Cabela's, Inc. (a)	2,149	46,698
Cache, Inc. (a)	769	13,757
California Pizza Kitchen, Inc. (a)	1,329	39,777
Callaway Golf Co.	5,075	66,533
Carmike Cinemas, Inc.	768	13,194
Carter's, Inc. (a)	3,261	86,058
Casella Waste Systems, Inc. (a)	1,471	15,210
Casual Male Retail Group, Inc. (a)	2,061	28,298
Catalina Marketing Corp.	3,007	82,692
The Cato Corp.	1,987	43,535
CBRL Group, Inc.	2,014	81,426
CDI Corp.	780	16,154
CEC Entertainment, Inc. (a)	2,191	69,038
Central European Distribution Corp. (a)	2,069	48,435
Central Garden and Pet Co. (a)	1,394	67,274
Central Parking Corp.	652	10,758
Century Casinos, Inc. (a)	1,323	13,151
Cenveo, Inc. (a)	3,568	67,150
Charlotte Russe Holding, Inc. (a)	932	25,667
Charming Shoppes, Inc. (a)	8,206	117,182
Charter Communications, Inc. (a)	26,593	40,421
Chemed Corp.	1,755	56,616
Cherokee, Inc.	520	19,037
The Children's Place Retail Stores, Inc. (a)	1,472	94,252
Chipotle Mexican Grill, Inc. (a)	456	22,650
Christopher & Banks Corp.	2,447	72,138
Churchill Downs, Inc.	585	24,605
Citadel Broadcasting Corp.	2,641	24,825
Citi Trends, Inc. (a)	411	14,184
CKE Restaurants, Inc.	4,441	74,254
CKX, Inc. (a)	3,327	41,421
Clark, Inc.	1,174	13,231
CMGI, Inc. (a)	31,490	33,379
CNET Networks, Inc. (a)	10,045	96,231
CNS, Inc.	885	24,984
Cogent Inc. (a)	2,817	38,677
Coinmach Service Corp.	1,765	17,526
Coinstar, Inc. (a)	1,870	53,819
Columbia Sportswear Co. (a)	857	47,846
Conn's, Inc. (a)	508	10,602
Consolidated Graphics, Inc. (a)	704	42,360
Core Mark Holding Co, Inc. (a)	646	20,246
Corinthian Colleges, Inc. (a)	5,777	62,449
Cornell Cos., Inc. (a)	744	12,856
Cosi, Inc. (a)	2,238	11,996
Cost Plus, Inc. (a)	1,427	17,081
CoStar Group, Inc. (a)	1,125	46,485
Courier Corp.	671	24,921
Covad Communications Group, Inc. (a)	19,762	29,445
Cox Radio, Inc. (a)	2,942	45,160
CRA International Inc. (a)	670	31,932
Crocs, Inc. (a)	567	19,250
Cross Country Healthcare, Inc. (a)	2,089	35,513
Crown Media Holdings, Inc. (a)	1,039	4,665
CSK Auto Corp. (a)	2,922	41,200
CSS Industries, Inc.	453	13,463
Cumulus Media, Inc. (a)	2,501	23,910
DEB Shops, Inc.	242	6,205
Deckers Outdoor Corp. (a)	732	34,638
dELiA*s Inc. (a)	1,431	11,019
Denny's Corp. (a)	6,165	21,023
DeVry, Inc. (a)	4,088	86,952
Digital Theater Systems, Inc. (DTS) (a)	1,079	22,853
Directed Electronics, Inc. (a)	627	9,468
Dollar Thrifty Automotive Group (a)	1,629	72,605
Dominos Pizza, Inc.	2,468	63,304
Dover Downs Gaming & Entertainment, Inc.	975	11,846
Dover Motorsports, Inc.	1,102	5,973
Dress Barn, Inc. (a)	2,996	65,373
Drugstore.Com (a)	5,382	18,568
DSW, Inc. - Class A (a)	1,055	33,233
Dyncorp International, Inc. (a)	1,630	20,522
Earthlink, Inc. (a)	8,938	64,979
Educate, Inc. (a)	1,141	9,117
Elizabeth Arden, Inc. (a)	1,652	26,696
Emmis Communications Corp. (a)	2,203	26,987
Entercom Communications Corp.	2,169	54,659
Entravision Communications Corp. (a)	4,612	34,313
Ethan Allen Interiors, Inc.	2,215	76,772
Exponent, Inc. (a)	1,078	17,970
Ezcorp, Inc. (a)	770	29,784
Finish Line	2,855	36,030
First Advantage Corp. (a)	479	9,992
First Consulting Group, Inc. (a)	1,404	13,689
Fisher Communications, Inc. (a)	510	21,191
Forrester Research, Inc. (a)	929	24,442
Fossil, Inc. (a)	3,023	65,115
Fred's, Inc.	2,674	33,746
FTD Group, Inc. (a)	861	13,302
FTI Consulting, Inc. (a)	2,679	67,136
Fuel Systems Solutions, Inc. (a)	728	9,260
Furniture Brands International, Inc.	2,950	56,168
G&K Services, Inc.	1,385	50,456
Gaiam, Inc. - Class A (a)	1,055	13,620
Gaylord Entertainment Co. (a)	2,722	119,360
Gemstar-TV Guide International, Inc. (a)	16,672	55,351
Genesco, Inc. (a)	1,561	53,808
Gentek, Inc. (a)	666	18,388
The Geo Group Inc. (a)	845	35,701
Gevity HR, Inc.	1,666	37,951
Global Cash Access, Inc. (a)	2,168	32,715
Global Imaging Systems, Inc. (a)	3,476	76,715
Gray Television, Inc.	2,814	18,038
Great Wolf Resorts, Inc. (a)	1,799	21,516
Group 1 Automotive, Inc.	1,618	80,738
GSI Commerce, Inc. (a)	2,550	37,842
Guess ?, Inc. (a)	1,364	66,195
Guitar Center, Inc. (a)	1,960	87,573
Gymboree Corp. (a)	2,144	90,434
Harris Interactive, Inc. (a)	3,635	22,173
Hartmarx Corp. (a)	2,124	14,379
Haverty Furniture Cos., Inc.	1,510	24,085
Heidrick & Struggles International, Inc. (a)	1,216	43,776
Hibbett Sporting Goods, Inc. (a)	2,079	54,428
Home Solutions of America, Inc. (a)	2,999	16,435
Hooker Furniture Corp.	654	9,588
HOT Topic, Inc. (a)	2,959	32,963
Hudson Highland Group, Inc. (a)	1,556	15,249
Iconix Brand Group, Inc. (a)	2,284	36,772
ICT Group, Inc. (a)	441	13,878
Ihop Corp.	1,218	56,454
IHS Inc. (a)	1,521	48,794
IKON Office Solutions, Inc.	7,363	98,959
Infospace, Inc. (a)	2,091	38,558
infoUSA, Inc.	2,239	18,584
Insight Enterprises, Inc. (a)	3,147	64,860
Inter Parfums, Inc.	244	4,646
iPass, Inc. (a)	4,360	20,405
iRobot Corp. (a)	744	14,925
Isle of Capri Casinos, Inc. (a)	1,050	22,113
J Crew Group, Inc. (a)	1,463	43,992
Jack in the Box, Inc. (a)	2,371	123,719
Jackson Hewitt Tax Service, Inc.	2,266	68,003
Jakks Pacific, Inc. (a)	1,849	32,968
Jo-Ann Stores, Inc. (a)	1,613	26,969
JOS A Bank Clothiers, Inc. (a)	1,166	34,933
Journal Communications, Inc.	2,850	32,120
Journal Register Co.	2,605	14,770
K2, Inc. (a)	3,081	36,140
Kellwood Co.	1,671	48,175
Kelly Services, Inc.	1,357	37,195
Kenneth Cole Productions, Inc.	615	14,988
Kforce, Inc. (a)	2,085	24,874
The Knot, Inc. (a)	1,186	26,246
Korn/Ferry International (a)	2,760	57,794
Krispy Kreme Doughnuts, Inc. (a)	3,593	29,103
K-Swiss, Inc.	1,735	52,154
Labor Ready, Inc. (a)	3,656	58,240
Lakes Entertainment, Inc. (a)	1,490	14,393
Landry's Restaurants, Inc.	1,023	30,843
Lawson Products	256	10,732
La-Z-Boy, Inc.	3,384	47,241
Leapfrog Enterprises, Inc. (a)	2,280	18,080
LECG Corp. (a)	1,587	29,772
Lee Enterprises, Inc.	2,980	75,215
Life Time Fitness, Inc. (a)	1,979	91,608
Lifetime Brands, Inc.	756	14,001
Lightbridge, Inc. (a)	1,772	20,768
Lin TV Corp. (a)	1,759	13,685
Lincoln Educational Services Corp. (a)	232	3,796
Liquidity Services, Inc. (a)	463	7,218
Lithia Motors, Inc.	962	23,781
Live Nation, Inc. (a)	4,275	87,295
LKQ Corp. (a)	2,912	63,977
Lodgenet Entertainment Corp. (a)	1,013	19,125
Lodgian, Inc. (a)	1,597	21,208
LoJack Corp. (a)	1,262	24,723
Lone Star Steakhouse & Saloon	1,114	30,936
Luby's, Inc. (a)	1,684	16,621
Magna Entertainment Corp. (a)	2,684	12,588
Maidenform Brands, Inc. (a)	976	18,837
Mannatech, Inc.	1,100	19,492
Marchex, Inc. (a)	1,548	23,746
Marcus Corp.	1,441	33,100
MarineMax, Inc. (a)	1,106	28,148
Martha Stewart Living Omnimedia	1,694	30,085
Marvel Entertainment, Inc. (a)	3,068	74,062
Matthews International Corp.	2,070	76,197
MAXIMUS, Inc.	1,438	37,532
McCormick & Schmick's Seafood Restaurants, Inc. (a)	775	17,430
Media General, Inc.	1,480	55,826
Men's Wearhouse, Inc.	3,102	115,425
Midas, Inc. (a)	997	20,618
Midway Games, Inc. (a)	2,327	20,431
Monarch Casino & Resort, Inc. (a)	697	13,515
Monro Muffler, Inc.	792	26,936
Morgans Hotel Group Co. (a)	1,122	14,025
Morton's Restaurant Group, Inc. (a)	673	10,371
Movado Group, Inc.	1,144	29,080
MPS Group, Inc. (a)	6,918	104,531
MTR Gaming Group, Inc. (a)	1,526	14,329
Multimedia Games, Inc. (a)	1,776	16,126
National Presto Industries, Inc.	265	14,647
Nautilus Group, Inc.	2,158	29,673
Navigant Consulting, Inc. (a)	2,769	55,546
Net 1 UEPS Technologies, Inc. (a)	3,127	71,483
NetFlix, Inc. (a)	3,019	68,773
Netratings, Inc. (a)	888	12,636
New York & Company, Inc. (a)	1,393	18,220
NIC, Inc. (a)	2,569	13,230
Nu Skin Enterprises, Inc.	3,859	67,610
Oakley, Inc.	1,580	26,939
O'Charleys, Inc. (a)	1,549	29,385
On Assignment, Inc. (a)	1,700	16,677
Outdoor Channel Holdings, Inc. (a)	856	9,322
Overstock.com, Inc. (a)	744	13,042
Oxford Industries, Inc.	1,016	43,597
Pacific Sunwear Of California (a)	4,891	73,756
The Pantry Inc. (a)	1,477	83,258
Papa John's International, Inc. (a)	1,586	57,270
Parkervision, Inc. (a)	1,226	8,913
Parlux Fragrances, Inc. (a)	803	4,087
Payless Shoesource, Inc. (a)	4,467	111,228
PeopleSupport, Inc. (a)	1,205	22,292
PEP Boys-Manny, Moe & Jack	3,590	46,132
Perficient, Inc. (a)	1,145	17,954
Perry Ellis International, Inc. (a)	533	16,459
Petco Animal Supplies, Inc. (a)	3,887	111,324
PetMed Express, Inc. (a)	1,222	12,758
PF Chang's China Bistro, Inc. (a)	1,694	58,799
PHH Corp. (a)	3,571	97,845
Phillips-Van Heusen	3,699	154,507
Pier 1 Imports, Inc.	5,844	43,362
Pinnacle Entertainment, Inc. (a)	3,214	90,378
Playboy Enterprises, Inc. (a)	1,429	13,447
Playtex Products, Inc. (a)	3,745	50,183
Pre-Paid Legal Services, Inc.	656	26,024
Prestige Brands Holdings, Inc. (a)	2,232	24,864
Priceline.com, Inc. (a)	1,633	60,078
Pricesmart, Inc. (a)	518	7,822
Primedia, Inc. (a)	13,378	20,335
Private Media Group, Inc. (a)	1,641	6,630
Progressive Gaming International Corp. (a)	2,358	19,336
ProQuest Co. (a)	1,664	21,665
Providence Service Corp. (a)	744	20,527
Quiksilver, Inc. (a)	8,184	99,436
Radio One, Inc. (a)	5,032	31,450
Rare Hospitality International, Inc. (a)	2,273	69,463
RC2 Corp. (a)	1,357	45,500
The Reader's Digest Association Inc.	6,457	83,683
Red Robin Gourmet Burgers, Inc. (a)	1,077	49,660
Regis Corp.	3,060	109,701
Renaissance Learning, Inc.	526	7,527
Rent-A-Center, Inc. (a)	4,652	136,257
Resources Connection, Inc. (a)	3,228	86,478
Restoration Hardware, Inc. (a)	1,953	16,933
Retail Ventures, Inc. (a)	1,270	19,571
Revlon, Inc. (a)	10,578	11,953
Riviera Holdings Corp. (a)	735	15,016
Rollins, Inc.	1,982	41,840
Ruby Tuesday, Inc.	3,877	109,293
Rush Enterprises, Inc. - Class A (a)	1,464	24,420
Russ Berrie & Co, Inc. (a)	734	11,186
Ruth's Chris Steak House, Inc. (a)	1,136	21,380
Ryan's Restaurant Group, Inc. (a)	2,828	44,880
Salem Communications Corp.	741	8,381
Schawk, Inc.	1,033	18,821
Scholastic Corp. (a)	2,351	73,234
School Specialty, Inc. (a)	1,477	52,123
Sealy Corp.	1,315	17,174
Select Comfort Corp. (a)	3,607	78,921
Shoe Carnival, Inc. (a)	562	14,174
Shuffle Master, Inc. (a)	2,330	62,933
Sinclair Broadcast Group, Inc.	3,050	23,943
Sirva, Inc. (a)	3,335	8,871
Sitel Corp. (a)	3,921	11,802
Six Flags, Inc. (a)	4,774	24,968
Skechers U.S.A., Inc. (a)	700	16,457
Sohu.com, Inc. (a)	1,731	38,117
Sonic Automotive, Inc.	2,023	46,711
Sonic Corp. (a)	5,753	130,075
Source Interlink Companies, Inc. (a)	2,277	21,632
Spanish Broadcasting System (a)	3,000	13,110
Spectrum Brands, Inc. (a)	2,405	20,298
Speedway Motorsports, Inc.	959	34,917
Spherion Corp. (a)	3,853	27,549
Stage Stores, Inc.	1,785	52,372
Stamps.com, Inc. (a)	1,215	23,158
Standard Parking Corp. (a)	332	10,418
Stanley Furniture Co, Inc.	724	15,428
Startek, Inc.	701	8,741
The Steak n Shake Co. (a)	1,804	30,470
Stein Mart, Inc.	1,672	25,431
Steinway Musical Instruments (a)	492	13,776
Steven Madden Ltd.	1,395	54,740
Stewart Enterprises, Inc.	7,054	41,336
Strayer Education, Inc.	914	98,904
Stride Rite Corp.	2,462	34,370
Sun-times Media Group, Inc.	4,879	32,104
Syms Corp. (a)	360	7,330
Synagro Technologies, Inc.	4,125	17,408
Systemax, Inc. (a)	647	10,365
Take-Two Interactive Software, Inc. (a)	4,793	68,348
The Talbots, Inc.	1,485	40,466
Tarragon Corp.	908	9,452
TeleTech Holdings, Inc. (a)	2,146	33,542
Tempur-Pedic International, Inc. (a)	3,365	57,777
Tetra Tech, Inc. (a)	3,845	66,980
Texas Roadhouse, Inc. (a)	3,396	41,703
THQ, Inc. (a)	4,277	124,760
Timberland Co. (a)	3,259	93,761
Tivo, Inc. (a)	5,137	38,990
The Topps Co Inc.	2,314	20,733
Town Sports International, Inc. (a)	588	7,715
Travelzoo, Inc. (a)	191	5,505
Triarc Companies	4,124	62,355
True Religion Apparel, Inc. (a)	858	18,112
Trump Entertainment Resorts, Inc. (a)	2,074	35,175
Tuesday Morning Corp.	2,009	27,885
Tupperware Corp.	4,068	79,163
Tween Brands, Inc. (a)	2,251	84,638
Under Armour, Inc. (a)	1,354	54,187
Unifirst Corp.	646	20,181
United Natural Foods, Inc. (a)	2,827	87,609
United Online, Inc.	4,304	52,423
United Stationers, Inc. (a)	2,074	96,462
Universal Electronics, Inc. (a)	847	16,093
Universal Technical Institute, Inc. (a)	1,540	27,551
USANA Health Sciences, Inc. (a)	569	25,372
Vail Resorts, Inc. (a)	2,049	82,001
Valassis Communications, Inc. (a)	3,241	57,204
Valueclick, Inc. (a)	6,676	123,773
Valuevision Media, Inc. (a)	2,043	23,678
Vertrue, Inc. (a)	427	16,790
Viad Corp.	1,390	49,220
Volcom, Inc. (a)	854	19,249
Volt Information Sciences, Inc. (a)	556	19,766
W Holding Co, Inc.	7,310	43,202
The Warnaco Group Inc. (a)	3,155	61,018
Waste Connections, Inc. (a)	3,033	114,981
Waste Industries USA, Inc.	500	13,515
Watson Wyatt & Co. Holdings	2,833	115,926
WebSideStory, Inc. (a)	1,139	15,046
West Marine, Inc. (a)	960	13,440
Westwood One, Inc.	4,703	33,297
Wet Seal, Inc. (a)	4,633	28,447
Weyco Group, Inc.	465	10,402
Wireless Facilities, Inc. (a)	3,827	8,190
WMS Industries, Inc. (a)	1,759	51,380
Wolverine World Wide, Inc.	3,736	105,766
World Fuel Services Corp.	1,753	70,909
World Wrestling Entertainment, Inc.	1,438	23,626
Yankee Candle, Inc.	2,732	79,966
Zale Corp. (a)	3,208	88,990
Zumiez, Inc. (a)	939	25,353
		16,267,801

Consumer Staples - 1.9%
Alliance One International, Inc. (a)	6,412	26,289
Arden Group, Inc.	73	8,497
Boston Beer Co, Inc. (a)	541	17,772
Builders Firstsource, Inc. (a)	1,009	15,367
Casey's General Stores, Inc.	3,378	75,228
Chiquita Brands International, Inc.	2,824	37,785
Coca-Cola Bottling Co. Consolidated	257	15,929
Diamond Foods, Inc.	1,020	14,596
Farmer Bros Co.	371	7,620
Flowers Foods, Inc.	3,470	93,274
Frontier Airlines Holdings, Inc. (a)	2,428	20,031
Great Atlantic & Pacific Tea Co.	1,290	31,063
Green Mountain Coffee Roasters, Inc. (a)	250	9,200
Hain Celestial Group, Inc. (a)	2,081	53,190
Horizon Lines Inc. - Class A	899	15,013
Imperial Sugar Co.	736	22,904
Ingles Markets, Inc.	700	18,466
J&J Snack Foods Corp.	921	28,643
Jones Soda Co. (a)	1,699	15,206
Lance, Inc.	1,935	42,609
Longs Drug Stores Corp.	2,132	98,093
M&F Worldwide Corp. (a)	708	10,408
Maui Land & Pineapple Co, Inc. (a)	188	5,578
Medifast, Inc. (a)	756	6,562
Nash Finch Co.	799	18,800
National Beverage Corp.	549	6,539
NBTY, Inc. (a)	3,614	105,782
Pathmark Stores, Inc. (a)	3,494	34,765
Peet's Coffee & Tea, Inc. (a)	852	21,309
Performance Food Group Co. (a)	2,260	63,483
Pilgrim's Pride Corp.	2,636	72,095
Premium Standard Farms, Inc.	900	17,145
Ralcorp Holdings, Inc. (a)	1,785	86,091
Ruddick Corp.	2,592	67,470
Sanderson Farms, Inc.	1,116	36,114
Schweitzer-Mauduit International, Inc.	947	17,974
Seaboard Corp.	18	21,690
Sensient Technologies Corp.	3,065	59,982
Smart & Final, Inc. (a)	830	14,168
Spartan Stores, Inc.	1,412	23,863
Tiens Biotech Group USA, Inc. (a)	230	667
Tootsie Roll Industries, Inc.	2,316	67,882
Treehouse Foods, Inc. (a)	2,025	47,891
Universal Corp.	1,662	60,713
Vector Group Ltd.	2,643	42,867
Village Super Market, Inc. - Class A	107	7,158
Weis Markets, Inc.	621	24,716
Wild Oats Markets, Inc. (a)	1,852	29,947
		1,638,434

Energy - 4.5%
Allis Chalmers Energy, Inc. (a)	1,269	18,578
Alon USA Energy, Inc.	803	23,680
Alpha Natural Resources, Inc. (a)	3,368	53,080
Arena Resources, Inc. (a)	701	22,516
Atlas America, Inc. (a)	1,128	48,143
ATP Oil & Gas Corp. (a)	1,314	48,539
Atwood Oceanics, Inc. (a)	1,809	81,351
Aurora Oil & Gas Corp. (a)	4,471	13,681
Aventine Renewable Energy (a)	2,019	43,186
Basic Energy Services, Inc. (a)	840	20,496
Berry Petroleum Co. - Class A	2,364	66,570
Bill Barrett Corp. (a)	1,854	45,534
Bois D'Arc Energy, Inc. (a)	1,130	17,289
Brigham Exploration Co. (a)	2,962	20,053
Bristow Group, Inc. (a)	1,510	51,944
Bronco Drilling Company, Inc. (a)	885	15,558
Callon Petroleum Co. (a)	1,323	17,940
Capstone Turbine Corp. (a)	6,884	9,706
CARBO Ceramics, Inc.	1,346	48,496
Carrizo Oil & Gas, Inc. (a)	1,488	38,376
Clayton Williams Energy, Inc. (a)	311	9,423
Complete Production Services (a)	1,696	33,479
Comstock Resources, Inc. (a)	2,784	75,586
Crosstex Energy, Inc.	708	63,416
Dawson Geophysical Co. (a)	490	14,553
Delek US Holdings, Inc. (a)	670	12,395
Delta Petroleum Corp. (a)	3,446	77,604
Dril-Quip, Inc. (a)	721	48,797
Edge Petroleum Corp. (a)	1,069	17,606
Encore Acquisition Co. (a)	3,487	84,874
Energy Partners Ltd. (a)	2,497	61,551
Evergreen Energy, Inc. (a)	4,755	49,975
Evergreen Solar, Inc. (a)	4,487	37,242
Exco Resources, Inc. (a)	3,489	43,298
Exploration Co. (a)	1,900	18,183
FuelCell Energy, Inc. (a)	3,563	27,114
Gasco Energy, Inc. (a)	4,924	13,295
GeoGlobal Resources, Inc. (a)	1,952	11,439
Geomet, Inc. (a)	692	6,505
Giant Industries, Inc. (a)	981	79,657
GMX Resources, Inc. (a)	523	16,417
Goodrich Petroleum Corp. (a)	814	24,518
Grey Wolf, Inc. (a)	13,050	87,174
Gulf Island Fabrication, Inc.	808	21,081
Gulfport Energy Corp. (a)	838	9,712
Hanover Compressor Co. (a)	6,859	124,971
Harvest Natural Resources, Inc. (a)	2,489	25,761
Hercules Offshore, Inc. (a)	1,320	40,986
Hornbeck Offshore Services, Inc. (a)	1,599	53,566
The Houston Exploration Co. (a)	1,857	102,414
Hydril (a)	1,185	66,431
Input/Output, Inc. (a)	4,727	46,939
International Coal Group Inc. (a)	7,629	32,194
James River Coal Co. (a)	1,085	11,447
Lufkin Industries, Inc.	993	52,550
Mariner Energy, Inc. (a)	4,909	90,178
Markwest Hydrocarbon, Inc.	341	9,548
Matrix Service Co. (a)	1,358	17,776
McMoRan Exploration Co. (a)	1,635	29,005
Meridian Resource Corp. (a)	5,843	17,880
Metretek Technologies, Inc. (a)	1,022	12,203
NATCO Group, Inc. (a)	952	27,418
Newpark Resources (a)	5,989	31,921
Oil States International, Inc. (a)	3,226	88,715
Pacific Ethanol, Inc. (a)	1,701	23,882
Parallel Petroleum Corp. (a)	2,516	50,471
Parker Drilling Co. (a)	7,257	51,380
Penn Virginia Corp.	1,154	73,175
Petrohawk Energy Corp. (a)	9,531	98,932
Petroleum Development Corp. (a)	1,034	41,246
Petroquest Energy, Inc. (a)	2,751	28,693
Pioneer Drilling Co. (a)	2,694	34,591
Plug Power, Inc. (a)	4,858	19,772
PrimeEnergy Corp. (a)	48	3,421
Quest Resource Corp. (a)	1,274	11,313
RAM Energy Resources, Inc. (a)	1,358	6,518
Rentech, Inc. (a)	9,260	42,874
Resource America, Inc.	992	20,634
Rosetta Resources, Inc. (a)	3,392	58,241
RPC, Inc.	1,433	26,253
Stone Energy Corp. (a)	1,776	71,892
Sulphco, Inc. (a)	2,266	14,072
Superior Well Services, Inc. (a)	711	14,078
Swift Energy Co. (a)	1,954	81,716
Syntroleum Corp. (a)	2,649	12,689
T-3 Energy Services, Inc. (a)	93	1,867
Toreador Resources Corp. (a)	926	17,057
Transmeridian Exploration, Inc. (a)	4,697	18,553
Trico Marine Service, Inc. (a)	772	26,055
Union Drilling, Inc. (a)	874	9,614
Universal Compression Holdings, Inc. (a)	1,964	104,976
Vaalco Energy, Inc. (a)	3,860	27,715
VeraSun Energy Corp. (a)	1,223	19,629
Veritas DGC, Inc. (a)	2,384	156,915
Warren Resources, Inc. (a)	3,576	43,556
Warrior Energy Service Corp. (a)	630	16,223
Western Refining, Inc.	1,556	36,161
Westmoreland Coal Co. (a)	438	8,615
W-H Energy Services, Inc. (a)	1,902	78,876
Whiting Petroleum Corp. (a)	2,480	99,448
		3,982,616

Financial - 23.1%
1st Source Corp.	811	23,941
21st Century Insurance Group	2,093	31,290
Aames Investment Corp.	3,172	11,165
Abington Community Bancorp, Inc.	454	6,819
Acadia Realty Trust	2,069	52,759
Accredited Home Lenders Holding Co. (a)	1,210	43,487
ACE Cash Express, Inc. (a)	709	21,192
Advance America Cash Advance Centers, Inc.	4,528	65,294
Advanta Corp. - Class B	1,296	47,822
Advent Software, Inc. (a)	1,298	47,001
Affirmative Insurance Holdings, Inc.	540	7,911
Affordable Residential Communities (a)	2,225	21,560
Agree Realty Corp.	430	14,126
Alabama National Bancorporation	968	66,066
Alexander's, Inc. (a)	110	34,127
Alexandria Real Estate Equities, Inc.	1,785	167,433
Alfa Corp.	2,107	36,388
Amcore Financial, Inc.	1,462	44,284
American Campus Communities, Inc.	1,514	38,622
American Equity Investment Life Holding Co.	3,728	45,743
American Financial Realty Trust	8,688	96,958
American Home Mortgage Investment Corp.	2,956	103,076
American Physicians Capital, Inc. (a)	414	20,029
AmericanWest Bancorp	701	14,896
Ameris Bancorp	812	22,095
Anchor Bancorp Wisconsin, Inc.	1,473	42,069
Anthracite Capital, Inc.	3,826	49,202
Anworth Mortgage Asset Corp.	3,073	25,660
Apollo Investment Corp.	5,443	111,636
Arbor Realty Trust, Inc.	801	20,474
Ares Capital Corp.	3,286	57,242
Argonaut Group, Inc. (a)	2,096	65,039
Arrow Financial Corp.	678	17,187
Ashford Hospitality Trust, Inc.	4,033	48,114
Asset Acceptance Capital Corp. (a)	1,088	17,680
Asta Funding, Inc.	788	29,542
Baldwin & Lyons, Inc.	544	13,176
Bancfirst Corp.	434	20,276
The Bancorp, Inc. (a)	622	15,855
BancTrust Financial Group, Inc.	654	18,240
Bank Mutual Corp.	4,076	49,442
Bank of Granite Corp.	1,031	18,078
Bank of the Ozarks, Inc.	708	23,980
BankAtlantic Bancorp, Inc.	3,167	45,035
BankFinancial Corp.	1,589	27,792
Bankrate, Inc. (a)	698	18,539
BankUnited Financial Corp.	2,100	54,747
Banner Corp.	792	32,504
Berkshire Hills Bancorp, Inc.	576	20,500
BFC Financial Corp. (a)	1,572	9,180
BioMed Realty Trust, Inc.	4,373	132,677
The BISYS Group, Inc. (a)	8,078	87,727
Boston Private Financial Holdings, Inc.	2,363	65,880
Bristol West Holdings, Inc.	1,082	15,743
Brookline Bancorp, Inc.	4,127	56,746
Cadence Financial Corp.	602	12,203
Calamos Asset Management, Inc.	1,492	43,745
Camden National Corp.	424	17,045
Capital City Bank Group, Inc.	875	27,212
Capital Corp of the West	634	19,667
Capital Lease Funding, Inc.	2,227	24,697
Capital Southwest Corp.	153	18,230
Capital Trust, Inc. - Class A	748	30,466
Capitol Bancorp Ltd.	824	36,668
Cardinal Financial Corp.	1,582	17,339
Cascade Bancorp	1,458	54,748
Cash America International, Inc.	1,898	74,174
Cass Information Systems, Inc.	378	12,516
Cathay General Bancorp	3,455	124,725
CBIZ, Inc. (a)	3,945	28,798
Cedar Shopping Centers, Inc.	2,308	37,320
Centennial Bank Holdings Inc. (a)	3,976	38,488
Center Financial Corp.	815	19,381
Centerstate Banks of Florida, Inc.	587	11,799
Central Pacific Financial Corp.	1,966	71,916
Charter Financial Corp	217	8,678
CharterMac	3,498	69,820
Chemical Financial Corp.	1,635	48,527
Chittenden Corp.	3,136	89,972
Citizens Banking Corp.	2,797	73,449
Citizens First Bancorp, Inc.	549	13,978
City Bank	578	27,183
City Holding Co.	1,190	47,445
Clayton Holdings, Inc. (a)	561	7,052
Clifton Savings Bancorp, Inc.	838	9,402
CNA Surety Corp. (a)	977	19,735
Coastal Financial Corp.	1,097	13,818
CoBiz, Inc.	914	20,894
Cohen & Steers, Inc.	844	27,312
Columbia Bancorp/OR	644	15,836
Columbia Banking System, Inc.	977	31,274
Commerce Group, Inc.	3,643	109,472
Commercial Capital Bancorp, Inc.	3,262	51,996
Community Bancorp, Inc./CA	325	13,286
Community Bancorp (a)	417	12,723
Community Bank System, Inc.	1,966	43,567
Community Banks, Inc.	1,596	42,773
Community Trust Bancorp, Inc.	928	34,939
CompuCredit Corp. (a)	1,346	40,663
Corporate Office Properties Trust	2,172	97,219
Correctional Properties Trust	688	21,844
Corus Bankshares, Inc.	2,616	58,494
Cousins Properties, Inc.	2,569	87,885
Crawford & Co.	1,566	10,633
Credit Acceptance Corp. (a)	635	18,847
Crescent Real Estate EQT Co.	5,283	115,222
Crystal Riv Cap, Inc. (a)	491	11,234
CVB Financial Corp.	4,088	60,380
Cybersource Corp. (a)	2,046	24,204
Darwin Professional Underwriters, Inc. (a)	340	7,551
Deerfield Triarc Capital Corp.	3,469	45,479
Delphi Financial Group	2,708	107,995
Deluxe Corp.	3,342	57,148
DiamondRock Hospitality Co.	4,298	71,390
Digital Insight Corp. (a)	2,317	67,934
Digital Realty Trust, Inc.	1,198	37,521
Dime Community Bancshares	1,727	25,439
Direct General Corp.	990	13,325
Dollar Financial Corp. (a)	801	17,478
Donegal Group, Inc.	818	16,540
Doral Financial Corp.	6,029	39,731
Downey Financial Corp.	1,370	91,160
Eastgroup Properties	1,492	74,391
Education Realty Trust, Inc.	1,695	25,018
eFunds Corp. (a)	3,115	75,321
Electro Rent Corp. (a)	1,281	21,790
EMC INS Group, Inc.	346	9,979
Enstar Group, Inc. (a)	176	16,815
Enterprise Financial Services Corp.	632	19,504
Entertainment Properties Trust	1,677	82,710
Equity Inns, Inc.	3,654	58,172
Equity Lifestyle Properties, Inc.	1,302	59,514
Equity One, Inc.	2,558	61,315
eSpeed, Inc. - Class A (a)	1,375	12,650
Euronet Worldwide, Inc. (a)	2,285	56,097
Extra Space Storage, Inc.	3,792	65,640
Farmers Capital Bank Corp.	413	13,988
FBL Financial Group, Inc.	811	27,144
Federal Agricultural Mortgage Corp.	714	18,900
FelCor Lodging Trust, Inc.	4,084	81,884
Fidelity Bankshares, Inc.	1,640	63,976
Fieldstone Investment Corp.	3,164	27,622
Financial Federal Corp.	1,814	48,615
First Bancorp Puerto Rico	4,704	52,026
First Bancorp/Troy NC	713	14,531
First Busey Corp.	1,019	23,141
First Cash Financial Services, Inc. (a)	1,868	38,462
First Charter Corp.	2,085	50,165
First Commonwealth Financial Corp.	4,730	61,632
First Community Bancorp/CA	1,280	71,616
First Community Bancshares, Inc/VA	669	22,325
First Financial Bancorp	2,249	35,782
First Financial Bankshares, Inc.	1,349	51,464
First Financial Corp/IN	844	26,932
First Financial Holdings, Inc.	772	26,418
First Indiana Corp.	833	21,666
First Industrial Realty Trust, Inc.	3,000	132,000
First Merchants Corp.	1,157	27,363
First Midwest Bancorp, Inc/IL	3,342	126,628
First Niagara Financial Group, Inc.	7,452	108,650
First Place Financial Corp/OH	1,170	26,512
First Potomac Realty Trust	1,608	48,594
First Regional Bancorp (a)	544	18,534
First Republic Bank	1,402	59,669
First South Bancorp, Inc.	548	16,763
First State Bancorp.	1,098	28,515
FirstFed Financial Corp. (a)	1,031	58,478
FirstMerit Corp.	5,348	123,913
Flag Financial Corp.	916	22,937
Flagstar Bancorp, Inc.	2,643	38,456
Flushing Financial Corp.	1,200	21,000
FNB Corp/Christiansburg VA	409	14,728
FNB Corp/Hermitage PA	3,853	64,191
FPIC Insurance Group, Inc. (a)	700	27,727
Franklin Bank Corp/Houston TX (a)	1,525	30,317
Franklin Street Properties Corp.	3,924	77,931
Fremont General Corp.	4,410	61,696
Friedman Billings Ramsey Group, Inc.	9,855	79,136
Frontier Financial Corp.	2,669	69,221
Gamco Investors, Inc.	394	14,996
GB&T Bancshares, Inc.	791	16,651
Getty Realty Corp.	1,095	32,062
GFI Group, Inc. (a)	777	42,960
Glacier Bancorp, Inc.	2,169	74,115
Gladstone Capital Corp.	707	15,561
Gladstone Investment Corp.	1,033	15,082
Glenborough Realty Trust, Inc.	2,158	55,525
Glimcher Realty Trust	2,456	60,860
GMH Communities Trust	2,662	33,594
Gramercy Capital Corp.	1,251	31,538
Great American Financial Resources, Inc.	591	12,370
Great Southern Bancorp, Inc.	702	19,726
Greater Bay Bancorp	3,321	93,685
Greene County Bancshares, Inc.	489	17,878
Greenhill & Co, Inc.	1,148	76,939
H & E Equipment Services, Inc. (a)	783	19,097
Hancock Holding Co.	1,734	92,856
Hanmi Financial Corp.	2,724	53,390
Harbor Florida Bancshares, Inc.	1,406	62,300
Harleysville Group, Inc.	829	29,007
Harleysville National Corp.	1,878	37,748
Harris & Harris Group, Inc. (a)	1,389	17,057
Healthcare Realty Trust, Inc.	3,114	119,609
HealthExtras, Inc. (a)	1,769	50,080
Heartland Financial USA, Inc.	944	24,242
Heritage Commerce Corp.	744	17,216
Heritage Property Investment Trust	1,894	69,055
Hersha Hospitality Trust	1,816	17,434
Highland Hospitality Corp.	4,004	57,377
Highwoods Properties, Inc.	3,622	134,775
Hilb Rogal & Hobbs Co.	2,357	100,526
Home Bancshares, Inc. (a)	777	17,156
Home Federal Bancorp, Inc.	405	6,298
Home Properties, Inc.	2,238	127,924
HomeBanc Corp.	3,808	23,419
Horace Mann Educators Corp.	2,787	53,594
Horizon Financial Corp.	664	19,827
Huron Consulting Group, Inc. (a)	1,134	44,453
Hypercom Corp. (a)	3,607	24,455
IBERIABANK Corp.	652	39,772
IMPAC Mortgage Holdings, Inc.	5,100	47,787
Independence Holding Co.	259	5,636
Independent Bank Corp. Massachusetts	963	31,317
Independent Bank Corp. Michigan	1,512	36,711
Infinity Property & Casualty Corp.	1,291	53,099
Inland Real Estate Corp.	4,539	79,523
Innkeepers USA Trust	2,897	47,192
Integra Bank Corp.	1,172	29,628
Interactive Data Corp. (a)	2,335	46,583
Interchange Financial Services	1,123	25,402
International Bancshares Corp.	3,031	89,960
International Securities Exchange, Inc.	2,478	116,193
Interpool, Inc.	780	17,519
Intervest Bancshares Corp. (a)	316	13,765
INVESTools, Inc. (a)	2,944	31,295
Investors Bancorp, Inc. (a)	3,572	53,901
Investors Real Estate Trust	3,126	30,510
Irwin Financial Corp.	1,355	26,504
ITLA Capital Corp.	319	17,149
Jack Henry & Associates, Inc.	5,328	115,991
James River Group, Inc. (a)	594	17,434
Jer Investors Trust, Inc.	1,673	28,709
John H Harland Co.	1,780	64,881
Kansas City Life Insurance Co.	202	9,199
Kearny Financial Corp.	1,466	22,254
Kite Realty Group Trust	1,916	32,649
KKR Financial Corp.	5,392	132,320
KNBT Bancorp, Inc.	1,930	31,034
Knight Capital Group, Inc. (a)	6,963	126,727
Kronos, Inc. (a)	2,080	70,907
LaBranche & Co, Inc. (a)	3,496	36,254
Lakeland Bancorp, Inc.	1,198	17,107
Lakeland Financial Corp.	774	18,197
LandAmerica Financial Group, Inc.	1,128	74,211
LaSalle Hotel Properties	2,677	116,021
Lexington Corporate Properties Trust	3,543	75,041
LTC Properties, Inc.	1,504	36,472
Luminent Mortgage Capital, Inc.	2,633	27,094
Macatawa Bank Corp.	895	20,487
MAF Bancorp, Inc.	2,256	93,150
Maguire Properties, Inc.	2,539	103,439
MainSource Financial Group, Inc.	1,206	20,466
MarketAxess Holdings, Inc. (a)	2,052	21,484
Marlin Business Services, Inc. (a)	771	16,114
MB Financial Corp.	1,906	70,274
MBT Financial Corp.	928	13,772
MCG Capital Corp.	3,574	58,363
Mcgrath Rentcorp	1,474	37,734
Meadowbrook Insurance Group, Inc. (a)	1,639	18,455
Medallion Financial Corp.	956	10,545
Medical Properties Trust, Inc.	2,609	34,935
Mercantile Bank Corp.	446	17,639
MetroCorp Bancshares, Inc.	453	10,279
MFA Mortgage Investments, Inc.	5,338	39,768
Mid-America Apartment Communities, Inc.	1,539	94,218
The Midland Co.	780	33,790
Mid-State Bancshares	1,485	40,630
Midwest Banc Holdings, Inc.	1,272	31,062
The Mills Corp.	3,797	63,448
Morningstar, Inc. (a)	916	33,800
MortgageIT Holdings, Inc.	1,951	27,470
MVC Capital, Inc.	1,114	14,437
Nara Bancorp, Inc.	1,422	26,008
NASB Financial, Inc.	171	6,804
National Financial Partners Corp.	2,507	102,862
National Health Investors, Inc.	1,518	43,005
National Interstate Corp.	1,032	25,387
National Penn Bancshares, Inc.	3,226	63,293
National Retail Properties, Inc.	3,886	83,938
National Western Life Insurance Co.	124	28,506
Nationwide Health Properties, Inc.	5,368	143,540
Navigators Group, Inc. (a)	850	40,809
NBT Bancorp, Inc.	2,312	53,777
NCO Group, Inc. (a)	2,080	54,538
Netbank, Inc.	3,110	18,816
NewAlliance Bancshares, Inc.	7,402	108,439
Newcastle Investment Corp.	2,950	80,860
Newkirk Realty Trust, Inc.	1,262	20,798
NGP Capital Resources Co.	1,087	15,859
Northern Empire Bancshares (a)	620	17,372
NorthStar Realty Finance Corp.	2,756	35,001
Northwest Bancorp, Inc.	1,224	31,212
Novastar Financial, Inc.	2,139	62,437
NYMAGIC, Inc.	377	11,951
OceanFirst Financial Corp.	498	10,682
Ocwen Financial Corp. (a)	2,295	34,195
Odyssey Re Holdings Corp.	788	26,619
Ohio Casualty Corp.	4,260	110,206
Old National Bancorp	4,438	84,766
Old Second Bancorp, Inc.	842	25,226
Omega Financial Corp.	786	23,635
Omega Healthcare Investors, Inc.	3,891	58,404
optionsXpress Holdings, Inc.	1,390	38,753
Oriental Financial Group	1,323	15,770
Pacific Capital Bancorp	3,130	84,416
Park National Corp.	760	76,068
Parkway Properties, Inc.	878	40,818
Partners Trust Financial Group, Inc.	3,240	34,700
Pennfed Financial Services, Inc.	640	10,733
Pennsylvania Real Estate Investment Trust	2,459	104,680
Penson Worldwide, Inc. (a)	486	8,724
Peoples Bancorp Inc.	707	20,666
PFF Bancorp, Inc.	1,595	59,079
The Phoenix Cos., Inc.	7,551	105,714
Pico Holdings, Inc. (a)	720	23,436
Pinnacle Financial Partners, Inc. (a)	998	35,728
Piper Jaffray Companies, Inc. (a)	1,393	84,444
Placer Sierra Bancshares	763	16,946
PMA Capital Corp. (a)	2,158	19,034
Portfolio Recovery Associates, Inc. (a)	973	42,686
Post Properties, Inc.	2,875	136,620
Preferred Bank	230	13,793
PremierWest Bancorp	878	14,039
Presidential Life Corp.	1,440	32,213
PrivateBancorp, Inc.	1,192	54,498
ProAssurance Corp. (a)	2,226	109,697
Prosperity Bancshares, Inc.	1,715	58,379
Provident Bankshares Corp.	2,138	79,213
Provident Financial Services, Inc.	4,542	84,072
Provident New York Bancorp	2,847	38,947
PS Business Parks, Inc.	1,027	61,928
QC Holdings, Inc. (a)	410	4,891
RAIT Investment Trust	1,787	51,555
Ramco-Gershenson Properties	1,097	35,049
Realty Income Corp.	5,970	147,519
Redwood Trust, Inc.	1,227	61,804
Renasant Corp.	1,036	29,081
Republic Bancorp Inc./KY	415	8,777
Republic Bancorp Inc./MI	4,997	66,610
Republic Property Trust	1,748	19,263
Resource Capital Corporation	233	3,600
Rewards Network, Inc. (a)	1,726	8,406
R-G Financial Corp.	1,803	13,432
RLI Corp.	1,459	74,103
Rockville Financial, Inc.	490	7,100
Roma Financial Corp. (a)	676	10,289
Royal Bancshares of Pennsylvania	252	6,827
S&T Bancorp, Inc.	1,725	56,062
S1 Corp. (a)	4,763	21,957
Safety Insurance Group, Inc.	927	45,108
Sanders Morris Harris Group, Inc.	895	11,196
Sandy Spring Bancorp, Inc.	914	32,319
Santander BanCorp	295	5,573
Saul Centers, Inc.	735	33,075
Saxon Cap Inc.	3,356	47,118
SCBT Financial Corp.	541	20,233
SCPIE Holdings, Inc. (a)	655	15,419
Seabright Insurance Holdings, Inc. (a)	1,036	14,473
Seacoast Banking Corp of Florida	967	29,203
Security Bank Corp.	1,074	24,283
Selective Insurance Group	1,956	102,905
Semtech Corp. (a)	4,781	61,006
Senior Housing Properties Trust	4,291	91,570
Shore Bancshares, Inc.	545	15,669
Sierra Bancorp	402	12,562
Signature Bank (a)	1,909	59,045
Simmons First National Corp.	896	25,993
Sizeler Property Investors	1,152	17,315
Smithtown Bancorp, Inc.	507	13,684
Sotheby's Holdings	4,264	137,471
Southside Bancshares, Inc.	645	17,215
Southwest Bancorp Inc.	951	24,555
Sovran Self Storage, Inc.	1,188	65,993
Spirit Finance Corp.	6,501	75,477
State Auto Financial Corp.	874	26,701
State National Bancshares, Inc.	685	26,023
Sterling Bancorp	1,204	23,671
Sterling Bancshares, Inc.	3,064	62,046
Sterling Financial Corp./PA	1,659	36,481
Sterling Financial Corp./WA	2,475	80,264
Stewart Information Services Corp.	1,067	37,100
Stifel Financial Corp. (a)	774	24,567
Strategic Hotels & Resorts, Inc.	4,905	97,511
Suffolk Bancorp	666	21,259
Summit Bancshares, Inc. (TX)	699	19,656
Sun Bancorp Inc. (a)	1,013	19,075
Sun Communities, Inc.	1,215	38,831
Sunstone Hotel Investors, Inc.	3,884	115,432
Superior Bancorp (a)	1,180	13,570
Susquehanna Bancshares, Inc.	3,472	84,856
SVB Financial Group (a)	2,381	106,288
SWS Group, Inc.	1,060	26,383
SY Bancorp, Inc.	789	23,410
Tanger Factory Outlet Centers	1,990	70,884
Taylor Capital Group, Inc.	389	11,495
Technology Investment Capital Corp.	1,210	17,702
Texas Capital Bancshares, Inc. (a)	1,557	29,147
Texas Regional Bancshares, Inc. - Class A	3,076	118,272
Texas United Bancshares, Inc.	603	19,893
TheStreet.Com, Inc.	1,196	12,725
Thomas Weisel Partners Group, Inc. (a)	454	7,287
TierOne Corp.	1,134	38,477
TNS, Inc. (a)	1,569	23,629
Tompkins Trustco, Inc.	390	17,725
Tower Group, Inc.	1,045	34,851
TradeStation Group, Inc. (a)	1,672	25,197
Triad Guaranty, Inc. (a)	750	38,377
Trico Bancshares	928	22,968
Trustco Bank Corp. NY	5,037	54,601
Trustmark Corp.	3,065	96,333
Trustreet Properties, Inc.	4,525	56,608
UCBH Holdings, Inc.	6,333	110,574
UMB Financial Corp.	2,121	77,565
Umpqua Holdings Corp.	3,759	107,507
Union Bankshares Corp.	593	26,282
United Bankshares, Inc.	2,491	92,715
United Community Banks, Inc.	2,205	66,260
United Community Financial Corp.	1,754	21,609
United Fire & Casualty Co.	1,384	43,319
United PanAm Financial Corp. (a)	668	10,341
United Security Bancshares/CA	483	10,887
Universal American Financial Corp. (a)	2,480	39,854
Universal Health Realty Income Trust	733	26,278
Univest Corporation of Pennsylvania	719	20,772
Urstadt Biddle Properties, Inc.	1,412	25,656
USB Holding Co., Inc.	727	16,038
USI Holdings Corp. (a)	3,100	42,005
U-Store-It Trust	3,152	67,642
Value Line, Inc.	71	3,309
Vineyard National Bancorp	564	14,641
Virginia Commerce Bancorp (a)	1,045	23,199
Virginia Financial Group, Inc.	724	19,881
Waddell & Reed Financial, Inc.	5,683	140,654
Washington Real Estate Investment Trust	3,019	120,156
Washington Trust Bancorp, Inc.	745	19,750
Wauwatosa Holdings, Inc. (a)	668	11,790
WesBanco, Inc.	1,471	42,983
West Bancorporation, Inc.	1,099	18,804
West Coast Bancorp	1,038	31,701
Westamerica Bancorporation	2,125	107,334
Western Alliance Bancorp (a)	854	28,097
Westfield Financial, Inc.	245	7,784
Willow Grove Bancorp, Inc.	970	15,190
Wilshire Bancorp, Inc.	961	18,297
Windrose Medical Properties Trust	1,326	23,444
Winston Hotels, Inc.	1,714	21,116
Winthrop Realty Trust	1,830	11,803
Wintrust Financial Corp.	1,717	86,108
World Acceptance Corp. (a)	1,185	52,116
Wright Express Corp. (a)	2,707	65,130
WSFS Financial Corp.	324	20,150
Yardville National Bancorp	654	23,322
Zenith National Insurance Corp.	2,406	95,975
		20,330,795

Health Care - 11.0%
Abaxis, Inc. (a)	1,346	31,483
Abiomed, Inc. (a)	1,566	23,161
Acadia Pharmaceuticals, Inc. (a)	1,622	14,014
Adams Respiratory Therapeutics (a)	1,976	72,302
Adeza Biomedical Corp. (a)	980	16,082
Adolor Corp. (a)	3,034	42,082
Advanced Magnetics, Inc. (a)	520	17,732
Adventrx Pharmaceuticals, Inc. (a)	3,655	10,015
Affymetrix, Inc. (a)	4,523	97,516
Air Methods Corp. (a)	676	15,954
Akorn, Inc. (a)	3,024	10,917
Albany Molecular Research, Inc. (a)	1,637	15,322
Alexion Pharmaceuticals, Inc. (a)	2,114	71,834
Align Technology, Inc. (a)	3,982	45,315
Alkermes, Inc. (a)	6,483	102,756
Alliance Imaging, Inc. (a)	1,021	7,974
Allscripts Healthcare Solutions, Inc. (a)	3,014	67,664
Alnylam Pharmaceuticals, Inc. (a)	2,083	30,016
Alpharma, Inc.	2,850	66,662
Altus Pharmaceuticals, Inc. (a)	411	6,564
Amedisys, Inc. (a)	1,069	42,407
American Medical Systems Holdings, Inc. (a)	4,675	86,160
American Oriental Bioengineering, Inc. (a)	2,909	17,687
AMERIGROUP Corp. (a)	3,366	99,465
Amsurg Corp. (a)	1,911	42,539
Anadys Pharmaceuticals, Inc. (a)	1,854	5,377
Analogic Corp.	855	43,879
Andrx Corp. (a)	4,947	120,855
Angiodynamics, Inc. (a)	797	16,506
Applera Corp - Celera Genomics Group (a)	5,169	71,952
Apria Healthcare Group, Inc. (a)	2,950	58,233
Arena Pharmaceuticals, Inc. (a)	3,166	37,929
Ariad Pharmaceuticals, Inc. (a)	4,161	18,142
Array Biopharma, Inc. (a)	2,544	21,675
Arrow International, Inc.	1,525	48,510
Arthrocare Corp. (a)	1,692	79,287
Aspect Medical Systems, Inc. (a)	1,015	17,326
Atherogenics, Inc. (a)	2,646	34,848
Auxilium Pharmaceuticals, Inc. (a)	1,412	14,289
Avanir Pharmaceuticals (a)	2,129	14,733
AVI BioPharma, Inc. (a)	3,375	12,251
Bentley Pharmaceuticals, Inc. (a)	1,292	15,504
BioCryst Pharmaceuticals, Inc. (a)	1,496	18,655
Bioenvision, Inc. (a)	2,624	14,458
BioMarin Pharmaceuticals, Inc. (a)	5,720	81,396
Bio-Rad Laboratories, Inc. (a)	1,213	85,796
Bio-Reference Labs, Inc. (a)	700	15,715
Biosite, Inc. (a)	1,055	48,773
Bradley Pharmaceuticals, Inc. (a)	947	15,076
Bruker BioSciences Corp. (a)	2,842	19,922
Candela Corp. (a)	1,540	16,801
Capital Senior Living Corp. (a)	1,416	13,098
Caraco Pharmaceutical Laboratories Ltd. (a)	655	6,655
Cell Genesys, Inc. (a)	3,323	15,186
Centene Corp. (a)	2,890	47,512
Cepheid, Inc. (a)	3,660	26,425
Cerus Corp. (a)	1,808	10,034
Chattem, Inc. (a)	1,110	38,983
Coley Pharmaceutical Group, Inc. (a)	1,167	13,327
Combinatorx, Inc. (a)	1,604	9,993
Computer Programs & Systems, Inc.	609	19,957
Conceptus, Inc. (a)	1,484	26,252
Conmed Corp. (a)	1,905	40,215
Connetics Corp. (a)	2,293	24,994
Conor Medsystems, Inc. (a)	2,015	47,494
Corvel Corp. (a)	341	11,962
Cotherix, Inc. (a)	1,302	9,192
Cubist Pharmaceuticals, Inc. (a)	3,649	79,329
CV Therapeutics, Inc. (a)	3,706	41,285
Cyberonics, Inc. (a)	1,381	24,209
Cypress Bioscience, Inc. (a)	2,147	15,673
Cytokinetics, Inc. (a)	1,671	10,745
Datascope Corp.	867	29,019
deCODE genetics, Inc. (a)	4,128	22,704
Dendreon Corp. (a)	4,782	21,376
Depomed, Inc. (a)	2,395	9,772
Dexcom, Inc. (a)	1,096	12,198
Digene Corp. (a)	1,176	50,744
Diversa Corp. (a)	2,045	16,401
DJ Orthopedics, Inc. (a)	1,526	63,375
Durect Corp. (a)	4,110	16,851
Eclipsys Corp. (a)	2,945	52,745
Emeritus Corp. (a)	322	6,939
Emisphere Technologies, Inc. (a)	1,551	13,106
Encore Medical Corp. (a)	3,988	25,124
Encysive Pharmaceuticals, Inc. (a)	3,967	17,058
Enzo Biochem, Inc. (a)	1,774	21,625
Enzon Pharmaceuticals, Inc. (a)	2,845	23,471
eResearch Technology, Inc. (a)	3,290	26,682
ev3, Inc. (a)	1,106	18,813
Exelixis, Inc. (a)	5,624	48,985
Five Star Quality Care, Inc. (a)	2,056	22,123
Foxhollow Technologies, Inc. (a)	1,215	41,541
Genesis HealthCare Corp. (a)	1,237	58,918
Genitope Corp. (a)	1,829	5,341
Genomic Health, Inc. (a)	810	11,713
Genta, Inc. (a)	8,957	6,986
Gentiva Health Services, Inc. (a)	1,803	29,641
Geron Corp. (a)	4,423	27,732
Greatbatch, Inc. (a)	1,399	31,645
GTx, Inc. (a)	840	7,762
Haemonetics Corp./Mass (a)	1,783	83,444
Hana Biosciences, Inc. (a)	1,870	12,828
Healthcare Services Group	1,768	44,483
Healthspring, Inc. (a)	1,224	23,562
HealthTronics, Inc. (a)	2,356	14,537
Healthways, Inc. (a)	2,314	103,204
Hi-Tech Pharmacal Co., Inc. (a)	619	7,824
Hologic, Inc. (a)	3,531	153,669
Horizon Health Corp. (a)	978	14,934
Human Genome Sciences, Inc. (a)	8,807	101,633
Hythiam, Inc. (a)	1,706	12,317
ICOS Corp. (a)	4,378	109,713
ICU Medical, Inc. (a)	863	39,249
Idenix Pharmaceuticals, Inc. (a)	1,608	15,598
I-Flow Corp. (a)	1,566	18,823
Illumina, Inc. (a)	3,080	101,763
Immucor, Inc. (a)	4,544	101,831
Incyte Corp. (a)	5,617	23,760
Indevus Pharmaceuticals, Inc. (a)	3,665	21,697
Integra LifeSciences Holdings Corp. (a)	1,253	46,962
InterMune, Inc. (a)	1,745	28,653
Intralase Corp. (a)	1,396	27,515
Invacare Corp.	2,083	48,992
inVentiv Health Inc. (a)	1,954	62,587
Inverness Medical Innovations, Inc. (a)	1,802	62,638
IRIS International, Inc. (a)	1,088	12,512
Isis Pharmaceuticals, Inc. (a)	4,897	35,160
Kendle International, Inc. (a)	799	25,584
Kensey Nash Corp. (a)	753	22,040
Keryx Biopharmaceuticals, Inc. (a)	2,808	33,219
Kindred Healthcare, Inc. (a)	2,262	67,249
KV Pharmaceutical Co. (a)	2,594	61,478
Kyphon, Inc. (a)	2,880	107,770
Landauer, Inc.	608	30,856
LCA-Vision, Inc.	1,391	57,462
Lexicon Genetics, Inc. (a)	4,342	16,369
LHC Group, Inc. (a)	722	16,115
Lifecell Corp. (a)	2,246	72,366
Luminex Corp. (a)	2,083	37,973
Magellan Health Services, Inc. (a)	2,410	102,666
Mannkind Corp. (a)	1,643	31,217
Martek Biosciences Corp. (a)	2,149	46,225
Matria Healthcare, Inc. (a)	1,405	39,045
Maxygen, Inc. (a)	1,976	16,421
Medarex, Inc. (a)	8,195	88,014
Medcath Corp. (a)	531	15,978
Medical Action Industries, Inc. (a)	598	16,080
Medicines Co. (a)	3,358	75,756
Medicis Pharmaceutical	3,649	118,045
Mentor Corp.	2,366	119,223
Meridian Bioscience, Inc.	1,368	32,162
Merit Medical Systems, Inc. (a)	1,725	23,426
Metabasis Therapeutics, Inc. (a)	1,339	7,525
MGI Pharma, Inc. (a)	5,240	90,180
Molecular Devices Corp. (a)	1,058	19,562
Molina Healthcare, Inc. (a)	818	28,924
Momenta Pharmaceuticals, Inc. (a)	1,409	19,050
Monogram Biosciences, Inc. (a)	8,731	13,358
MWI Veterinary Supply, Inc. (a)	376	12,607
Myogen, Inc. (a)	2,766	97,031
Myriad Genetics, Inc. (a)	2,644	65,175
Nabi Biopharmaceuticals (a)	4,020	23,236
Nastech Pharmaceutical, Inc. (a)	1,407	21,471
National Healthcare Corp.	351	18,859
Natus Medical, Inc. (a)	1,426	19,465
Nektar Therapeutics (a)	6,002	86,489
Neurocrine Biosciences, Inc. (a)	2,530	27,198
Neurometrix, Inc. (a)	812	15,436
New River Pharmaceuticals, Inc. (a)	1,033	26,579
Nighthawk Radiology Holdings, Inc. (a)	368	7,040
Northfield Laboratories, Inc. (a)	1,695	24,340
Northstar Neuroscience, Inc. (a)	702	9,266
Novavax, Inc. (a)	4,116	15,600
Noven Pharmaceuticals, Inc. (a)	1,532	36,952
NPS Pharmaceuticals, Inc. (a)	3,096	11,796
NuVasive, Inc. (a)	2,157	43,377
Nuvelo, Inc. (a)	3,471	63,311
Nxstage Medical, Inc. (a)	788	6,911
Odyssey HealthCare, Inc. (a)	2,239	31,749
Omnicell, Inc. (a)	1,770	31,665
Onyx Pharmaceuticals, Inc. (a)	2,778	48,032
Option Care, Inc.	1,752	23,459
OraSure Technologies, Inc. (a)	3,080	24,763
OSI Pharmaceuticals, Inc. (a)	3,813	143,102
Osiris Therapeutics, Inc. (a)	229	2,292
Owens & Minor, Inc.	2,690	88,474
Pain Therapeutics, Inc. (a)	2,316	19,964
Palomar Medical Technologies, Inc. (a)	1,166	49,205
Panacos Pharmaceuticals, Inc. (a)	3,392	16,824
Par Pharmaceutical Cos., Inc. (a)	2,355	42,955
Parexel International Corp. (a)	1,821	60,257
Penwest Pharmaceuticals Co. (a)	1,479	24,625
Peregrine Pharmaceuticals, Inc. (a)	12,762	16,208
Perrigo Co.	5,208	88,380
Per-Se Technologies, Inc. (a)	2,178	49,615
Pharmanet Dev Group, Inc. (a)	1,141	22,170
Pharmion Corp. (a)	1,590	34,265
Phase Forward, Inc. (a)	2,210	26,387
PolyMedica Corp.	1,542	66,013
Pozen, Inc. (a)	1,683	21,643
PRA International (a)	1,164	31,067
Progenics Pharmaceuticals, Inc. (a)	1,495	35,073
PSS World Medical, Inc. (a)	4,527	90,495
Psychiatric Solutions, Inc. (a)	3,548	120,951
Quality Systems, Inc.	1,100	42,669
Quidel Corp. (a)	1,958	27,647
Radiation Therapy Services, Inc. (a)	826	24,144
Regeneron Pharmaceuticals, Inc. (a)	2,968	46,568
RehabCare Group, Inc. (a)	1,045	13,690
Renovis, Inc. (a)	1,460	20,090
Replidyne, Inc. (a)	334	3,143
Res-Care, Inc. (a)	1,482	29,773
Rigel Pharmaceuticals, Inc. (a)	1,664	17,089
Salix Pharmaceuticals Ltd. (a)	3,119	42,294
Sangamo Biosciences, Inc. (a)	1,881	10,458
Santarus, Inc. (a)	2,994	22,215
Savient Pharmaceuticals, Inc. (a)	4,150	27,017
Sciele Pharma, Inc. (a)	1,952	36,776
Senomyx, Inc. (a)	1,942	29,849
Sirna Therapeutics, Inc. (a)	2,618	14,582
Sirona Dental Systems, Inc.	1,147	37,771
Solexa, Inc. (a)	1,533	13,521
Somaxon Pharmaceuticals, Inc. (a)	288	3,545
SonoSite, Inc. (a)	1,092	31,013
Spectranetics Corp. (a)	1,992	23,306
Stereotaxis, Inc. (a)	1,526	15,794
Steris Corp.	4,507	108,438
Sun Healthcare Group, Inc. (a)	1,507	16,185
Sunrise Senior Living, Inc. (a)	2,893	86,414
SuperGen, Inc. (a)	3,316	15,453
SurModics, Inc. (a)	1,067	37,473
Symbion, Inc. (a)	1,209	22,197
Symmetry Medical, Inc. (a)	2,272	34,284
Tanox, Inc. (a)	1,588	18,770
Telik, Inc. (a)	3,503	62,318
Thermogenesis (a)	3,676	14,226
Thoratec Corp. (a)	3,533	55,150
Trimeris, Inc. (a)	1,107	9,742
TriPath Imaging, Inc. (a)	2,107	19,026
United Surgical Partners International, Inc. (a)	2,978	73,944
United Therapeutics Corp. (a)	1,580	83,013
Valeant Pharmaceuticals International	6,222	123,071
Ventana Medical Systems (a)	1,878	76,679
Viasys Healthcare, Inc. (a)	2,169	59,084
Viropharma, Inc. (a)	4,596	55,933
Visicu, Inc. (a)	449	4,028
VistaCare, Inc. (a)	689	7,166
Vital Images, Inc. (a)	818	25,832
Vital Signs, Inc.	445	25,191
Volcano Corp. (a)	557	6,400
West Pharmaceutical Services, Inc.	2,167	85,098
Wright Medical Group, Inc. (a)	2,228	54,029
Xenoport, Inc. (a)	1,311	26,705
Young Innovations, Inc.	265	9,529
Zoll Medical Corp. (a)	645	23,149
Zymogenetics, Inc. (a)	2,443	41,213
		9,710,113

Materials - 8.8%
AAON, Inc.	628	14,325
Acuity Brands, Inc.	3,008	136,563
AEP Industries, Inc. (a)	466	19,549
AK Steel Holding Corp. (a)	7,378	89,569
Albany International Corp.	1,714	54,539
Aleris International, Inc. (a)	2,103	106,286
Alico, Inc.	207	12,112
AM Castle & Co.	656	17,607
AMCOL International Corp.	1,473	36,692
American Vanguard Corp.	1,186	16,604
Ameron International Corp.	586	38,934
Ampco-Pittsburgh Corp.	468	14,475
Amrep Corp.	109	5,327
Andersons, Inc.	948	32,374
Apogee Enterprises, Inc.	1,802	27,408
Aptargroup, Inc.	2,289	116,464
Arch Chemicals, Inc.	1,531	43,557
Avatar Holdings, Inc. (a)	320	18,899
Balchem Corp.	722	14,288
Barnes Group, Inc.	2,646	46,464
Beacon Roofing Supply, Inc. (a)	2,851	57,704
Bluegreen Corp. (a)	1,400	16,058
BlueLinx Holdings, Inc.	840	7,997
Bowater, Inc.	3,747	77,076
Brady Corp.	2,931	103,054
Brookfield Homes Corp.	809	22,781
Brush Engineered Materials, Inc. (a)	1,301	32,356
Buckeye Technologies, Inc. (a)	2,529	21,497
Building Material Holding Corp.	1,939	50,453
Cabot Microelectronics Corp. (a)	1,600	46,112
Calgon Carbon Corp. (a)	2,667	11,788
California Coastal Communities, Inc. (a)	662	13,611
Cambrex Corp.	1,710	35,414
Caraustar Industries, Inc. (a)	1,877	14,960
Century Aluminum Co. (a)	1,470	49,465
Ceradyne, Inc. (a)	1,799	73,921
CF Industries Holdings, Inc.	3,694	63,057
Chaparral Steel Co. (a)	3,083	105,007
Chesapeake Corp.	1,333	19,075
China Bak Battery, Inc. (a)	1,764	11,854
CIRCOR International, Inc.	978	29,878
Clarcor, Inc.	3,474	105,922
Clean Harbors, Inc. (a)	1,022	44,508
Cleveland-Cliffs, Inc.	2,840	108,232
Coeur d'Alene Mines Corp. (a)	18,626	87,728
Comfort Systems USA, Inc.	2,698	30,919
Compass Minerals International, Inc.	2,083	58,970
CompX International, Inc.	107	1,668
Consolidated-Tomoka Land Co.	314	20,149
Delta & Pine Land Co.	2,384	96,552
Deltic Timber Corp.	687	32,742
Drew Industries, Inc. (a)	1,206	30,464
Dycom Industries, Inc. (a)	2,937	63,145
Dynamic Materials Corp.	768	24,899
ElkCorp	1,373	37,277
EMCOR Group, Inc. (a)	2,109	115,658
Encore Wire Corp. (a)	1,515	53,464
Energy Conversion Devices, Inc. (a)	2,543	94,193
EnerSys (a)	3,029	48,585
ENGlobal Corp. (a)	1,050	6,499
Ennis, Inc.	1,650	35,722
Ferro Corp.	2,861	50,869
First Acceptance Corp. (a)	1,056	12,133
Georgia Gulf Corp.	2,295	62,929
Gibraltar Industries, Inc.	1,564	34,690
Glatfelter	2,978	40,352
Gold Kist, Inc. (a)	3,330	69,397
Goodman Global, Inc. (a)	1,535	20,492
GrafTech International Ltd. (a)	6,620	38,661
Granite Construction, Inc.	2,322	123,879
Graphic Packaging Corp. (a)	5,086	18,615
Greif, Inc.	1,073	85,958
Griffon Corp. (a)	1,996	47,645
HB Fuller Co.	3,945	92,471
Hecla Mining Co. (a)	8,001	45,926
Hercules, Inc. (a)	7,619	120,152
Hexcel Corp. (a)	6,259	88,565
Housevalues, Inc. (a)	936	5,466
Infrasource Services, Inc. (a)	1,738	30,502
Innospec, Inc.	779	23,136
Insituform Technologies, Inc. (a)	1,741	42,271
Insteel Industries, Inc.	908	18,042
Integrated Electrical Services, Inc. (a)	998	15,778
Interface, Inc. (a)	3,193	41,126
Interline Brands, Inc. (a)	1,766	43,585
Jacuzzi Brands, Inc. (a)	5,218	52,128
Kaydon Corp.	1,830	67,747
Koppers Holdings, Inc.	668	12,672
Kronos Worldwide, Inc.	194	5,585
The Lamson & Sessions Co. (a)	904	21,533
Layne Christensen Co. (a)	716	20,456
LB Foster Co. - Class A (a)	665	10,707
Lone Star Technologies (a)	2,061	99,711
Longview Fibre Co.	4,412	89,652
LSI Industries, Inc.	1,341	21,791
MacDermid, Inc.	1,971	64,294
Maverick Tube Corp. (a)	2,676	173,485
Medis Technologies Ltd. (a)	1,339	33,087
Mercer International, Inc. (a)	1,856	17,521
Metal Management, Inc.	1,697	47,244
MGP Ingredients, Inc.	622	13,230
Minerals Technologies, Inc.	1,281	68,405
Mobile Mini, Inc. (a)	2,363	67,133
Mueller Industries, Inc.	2,471	86,905
Mueller Water Products, Inc. - Class A (a)	1,632	23,844
Myers Industries, Inc.	1,712	29,104
NCI Building Systems, Inc. (a)	1,298	75,505
Neenah Paper, Inc.	923	31,594
NewMarket Corp.	1,061	61,708
NL Industries	442	4,393
NN, Inc.	1,060	12,540
NS Group, Inc. (a)	1,442	93,081
Nuco2, Inc. (a)	1,011	27,196
Olin Corp.	4,848	74,465
Olympic Steel, Inc.	545	13,549
OM Group, Inc. (a)	1,965	86,342
Omnova Solutions, Inc. (a)	2,698	11,278
Oregon Steel Mills, Inc. (a)	2,396	117,093
Perini Corp. (a)	1,457	30,422
Pioneer Companies, Inc. (a)	734	17,990
PolyOne Corp. (a)	6,207	51,704
Potlatch Corp.	2,591	96,126
PW Eagle, Inc.	685	20,557
Quanex Corp.	2,530	76,786
Rock-Tenn Co.	2,142	42,412
Rockwood Holdings, Inc. (a)	2,292	45,794
Rogers Corp. (a)	1,129	69,716
Royal Gold, Inc.	1,301	35,296
RTI International Metals, Inc. (a)	1,526	66,503
Ryerson Tull, Inc.	1,747	38,242
Schnitzer Steel Industries, Inc.	1,419	44,755
Schulman A, Inc.	1,987	46,714
Shiloh Industries, Inc. (a)	314	4,233
Silgan Holdings, Inc.	1,561	58,631
Simpson Manufacturing Co., Inc.	2,482	67,088
Spartech Corp.	2,090	55,949
The Standard Register Co.	1,196	15,787
Steel Technologies, Inc.	765	15,017
Stepan Co.	412	12,043
Sterling Construction Co. (a)	566	11,354
Stillwater Mining Co. (a)	2,767	23,243
Superior Essex, Inc. (a)	1,311	44,902
Symyx Technologies, Inc. (a)	2,261	47,911
Tejon Ranch Co. (a)	710	30,125
Terra Industries, Inc. (a)	6,394	49,298
Texas Industries, Inc.	1,468	76,424
Trammell Crow Co. (a)	2,416	88,208
Tredegar Corp.	2,221	37,180
Trex Co, Inc. (a)	749	18,096
Tronox, Inc.	2,768	35,347
UAP Holding Corp.	3,316	70,863
Universal Forest Products, Inc.	1,123	55,083
US Concrete, Inc. (a)	2,176	14,166
USEC, Inc.	5,831	56,211
Valley National Gases, Inc.	158	3,945
Valmont Industries, Inc.	1,211	63,275
Washington Group International, Inc.	1,940	114,188
Watsco, Inc.	1,815	83,508
Wausau Paper Corp.	3,009	40,622
WCI Communities, Inc. (a)	2,167	37,792
WD-40 Co.	1,040	37,097
Wheeling-Pittsburgh Corp. (a)	722	12,353
Worthington Industries	4,847	82,690
WR Grace & Co. (a)	4,550	60,333
Xerium Technologies, Inc.	1,284	14,227
Zoltek Companies, Inc. (a)	1,095	27,977
		7,778,251

Other - 0.2%
Compass Diversified Trust	854	13,066
Lancaster Colony Corp.	1,675	74,973
Sequa Corp. (a)	450	42,237
Star Maritime Acquisition Corp. (a)	1,221	11,734
		142,010

Technology - 13.3%
@Road, Inc. (a)	4,125	24,090
3Com Corp. (a)	26,289	115,934
3D Systems Corp. (a)	1,032	18,927
Acacia Research - Acacia Technologies (a)	1,814	20,589
Access Integrated Technologies, Inc. (a)	875	8,286
Actel Corp. (a)	1,738	27,026
Actuate Corp. (a)	3,786	16,734
Adaptec, Inc. (a)	7,659	33,776
ADTRAN, Inc.	4,280	102,035
Advanced Analogic Technologies, Inc. (a)	2,395	13,149
Aeroflex, Inc. (a)	5,048	51,893
Agile Software Corp. (a)	3,818	24,932
Agilysys, Inc.	1,981	27,813
Altiris, Inc. (a)	1,569	33,090
American Reprographics Co. (a)	1,701	54,534
American Science & Engineering, Inc. (a)	611	29,646
AMIS Holdings, Inc. (a)	2,850	27,046
Amkor Technology, Inc. (a)	6,855	35,372
Anadigics, Inc. (a)	3,073	22,003
Anaren, Inc. (a)	1,154	24,315
Anixter International, Inc.	2,215	125,081
Ansoft Corp. (a)	1,070	26,654
Ansys, Inc. (a)	2,146	94,810
Applied Micro Circuits Corp. (a)	20,031	57,890
Ariba, Inc. (a)	4,998	37,435
Art Technology Group, Inc. (a)	7,467	19,116
Aspen Technology, Inc. (a)	3,578	39,072
Atheros Communications, Inc. (a)	3,462	62,766
Audible, Inc. (a)	1,643	11,928
Avanex Corp. (a)	11,017	19,059
Avid Technology, Inc. (a)	2,751	100,191
Avocent Corp. (a)	3,220	96,986
BearingPoint, Inc. (a)	12,508	98,313
Bel Fuse, Inc.	716	22,976
Benchmark Electronics, Inc. (a)	4,310	115,853
Black Box Corp.	1,173	45,653
Blackbaud, Inc.	2,844	62,540
Blackboard, Inc. (a)	1,806	47,859
Blue Coat Systems, Inc. (a)	971	17,488
Bookham, Inc. (a)	3,898	12,552
Borland Software Corp. (a)	5,175	29,653
Bottomline Technologies, Inc. (a)	1,377	13,440
Broadwing Corp. (a)	5,109	64,476
Brocade Communications Systems, Inc. (a)	18,332	129,424
CACI International, Inc. - Class A (a)	1,990	109,470
Carrier Access Corp. (a)	1,354	9,613
Cbeyond Communications, Inc. (a)	1,072	29,426
Checkpoint Systems, Inc. (a)	2,625	43,339
Chordiant Software, Inc. (a)	5,294	16,253
Ciber, Inc. (a)	3,656	24,239
Cirrus Logic, Inc. (a)	5,860	42,719
Click Commerce, Inc. (a)	595	13,459
Cogent Communications Group, Inc. (a)	1,366	15,832
Coherent, Inc. (a)	2,002	69,389
CommScope, Inc. (a)	3,893	127,924
COMSYS IT Partners, Inc. (a)	1,102	18,943
Comtech Group, Inc. (a)	952	14,251
Comtech Telecommunications (a)	1,528	51,157
Concur Technologies, Inc. (a)	2,156	31,370
Conexant Systems, Inc. (a)	32,208	64,416
Consolidated Communications Holdings, Inc.	1,517	28,383
Convera Corp. - Class A (a)	1,831	9,686
Covansys Corp. (a)	2,096	35,925
CPI International, Inc. (a)	460	6,058
CSG Systems International (a)	3,144	83,096
Cubic Corp.	970	18,993
Daktronics, Inc.	2,526	52,263
DealerTrack Holdings Inc. (a)	692	15,300
Dendrite International, Inc. (a)	2,759	26,983
Digi International, Inc. (a)	1,664	22,464
Digital River, Inc. (a)	2,647	135,315
Digitas, Inc. (a)	6,057	58,268
Diodes, Inc. (a)	1,287	55,560
Ditech Networks, Inc. (a)	2,076	16,006
DSP Group, Inc. (a)	2,031	46,408
Eagle Test Systems, Inc. (a)	477	7,880
Echelon Corp. (a)	2,086	17,147
eCollege.com, Inc. (a)	1,213	19,396
EDO Corp.	1,114	25,488
Electronics for Imaging (a)	3,880	88,774
Emageon, Inc. (a)	1,364	21,265
EMS Technologies, Inc. (a)	987	18,536
Emulex Corp. (a)	5,658	102,806
Epicor Software Corp. (a)	3,680	48,245
EPIQ Systems, Inc. (a)	997	14,666
Equinix, Inc. (a)	1,863	111,966
Essex Corp. (a)	1,295	22,533
Exar Corp. (a)	2,316	30,780
Excel Technology, Inc. (a)	752	22,252
Extreme Networks, Inc. (a)	8,010	29,076
FalconStor Software, Inc. (a)	2,411	18,541
File Net Corp. (a)	2,824	98,360
Finisar Corp. (a)	15,302	55,546
Flir Systems, Inc. (a)	4,634	125,859
Formfactor, Inc. (a)	2,982	125,632
Foundry Networks, Inc. (a)	9,771	128,489
Gartner, Inc. (a)	3,809	67,000
Gateway, Inc. (a)	19,083	36,067
Genesis Microchip, Inc. (a)	2,379	28,001
Gerber Scientific, Inc. (a)	1,470	22,021
Harmonic, Inc. (a)	4,970	36,529
Heartland Payment Systems, Inc.	907	23,582
Herley Industries, Inc. (a)	973	12,046
Hittite Microwave Corp. (a)	846	37,647
Hutchinson Technology, Inc. (a)	1,636	34,405
Hyperion Solutions Corp. (a)	3,972	136,955
I2 Technologies, Inc. (a)	923	17,288
ID Systems, Inc. (a)	721	17,037
iGate Corp. (a)	1,482	7,321
II-VI, Inc. (a)	1,496	37,280
Ikanos Communications (a)	1,337	15,736
Imation Corp.	2,343	94,071
Infocrossing, Inc. (a)	1,377	18,466
Informatica Corp. (a)	5,780	78,550
Innovative Solutions & Support, Inc. (a)	833	12,103
Inphonic, Inc. (a)	1,603	12,696
Integral Systems, Inc.	713	22,288
Intergraph Corp. (a)	1,967	84,345
Intermagnetics General Corp. (a)	2,840	76,822
Intermec, Inc. (a)	3,376	88,991
Internap Network Services Corp. (a)	1,991	30,303
International DisplayWorks, Inc. (a)	2,985	19,014
Internet Capital Group, Inc. (a)	2,628	24,835
Internet Security Systems (a)	2,640	73,286
Inter-Tel, Inc.	1,412	30,499
InterVoice, Inc. (a)	2,584	16,383
Interwoven, Inc. (a)	2,864	31,590
Ionatron, Inc. (a)	2,047	9,846
Ixia (a)	2,793	24,886
IXYS Corp. (a)	1,833	15,379
j2 Global Communications, Inc. (a)	3,330	90,476
JDA Software Group, Inc. (a)	1,882	29,020
Jupitermedia Corp. (a)	1,453	12,583
Kanbay International, Inc. (a)	2,159	44,389
Keane, Inc. (a)	2,938	42,337
Kemet Corp. (a)	5,814	46,919
Komag, Inc. (a)	1,992	63,664
Kopin Corp. (a)	4,582	15,350
L-1 Identity Solutions, Inc. (a)	4,340	56,637
Lattice Semiconductor Corp. (a)	7,668	52,296
Lawson Software, Inc. (a)	8,348	60,523
Lionbridge Technologies (a)	4,005	30,558
LoopNet, Inc. (a)	148	1,874
Loral Space & Communications, Inc. (a)	741	19,503
Macrovision Corp. (a)	3,466	82,110
Magma Design Automation, Inc. (a)	2,379	21,649
Manhattan Associates, Inc. (a)	1,843	44,490
Mantech International Corp. - Class A (a)	1,173	38,721
MapInfo Corp. (a)	1,426	18,296
Maxwell Technologies, Inc. (a)	935	19,018
McData Corp. (a)	10,342	52,020
Mentor Graphics Corp. (a)	5,380	75,750
Mercury Computer Systems, Inc. (a)	1,307	15,488
Merge Technologies, Inc. (a)	1,379	9,488
Methode Electronics, Inc.	2,507	23,842
Micrel, Inc. (a)	4,869	46,694
MICRO Systems, Inc. (a)	2,608	127,583
Microsemi Corp. (a)	4,739	89,330
MicroStrategy, Inc. (a)	654	66,597
Microtune, Inc. (a)	3,551	17,258
Mindspeed Technologies, Inc. (a)	7,381	12,769
MIPS Technologies, Inc. (a)	2,918	19,697
Mobility Electronics, Inc. (a)	1,881	10,458
Monolithic Power Systems, Inc. (a)	1,468	13,887
MoSys, Inc. (a)	1,469	9,886
Move, Inc. (a)	6,741	33,098
MRO Software, Inc. (a)	1,351	34,680
MRV Communications, Inc. (a)	8,408	23,206
Multi-Fineline Electronix, Inc. (a)	556	14,106
Neoware Systems, Inc. (a)	1,290	17,531
Ness Technologies, Inc. (a)	1,787	23,856
Netgear, Inc. (a)	2,218	45,669
Netlogic Microsystems, Inc. (a)	1,037	26,309
Netscout Systems, Inc. (a)	1,741	11,299
Newport Corp. (a)	2,647	43,146
Nextest Sys Corp. (a)	392	5,159
Novatel Wireless, Inc. (a)	1,882	18,124
Nuance Communications, Inc. (a)	8,475	69,241
Omniture, Inc. (a)	906	7,148
Omnivision Technologies, Inc. (a)	3,567	50,901
ON Semiconductor Corp. (a)	10,201	59,982
Online Resources Corp. (a)	1,511	18,510
Open Solutions, Inc. (a)	1,359	39,153
Openwave Systems, Inc. (a)	6,332	59,268
Oplink Communications, Inc. (a)	1,095	21,878
Opnet Technologies, Inc. (a)	840	11,012
Opsware, Inc. (a)	5,482	49,393
Optical Communication Products, Inc. (a)	1,343	2,646
OSI Systems, Inc. (a)	938	18,385
Packeteer, Inc. (a)	2,331	20,070
Palm, Inc. (a)	6,145	89,471
Parametric Technology Corp. (a)	7,465	130,339
Park Electrochemical Corp.	1,353	42,863
PDF Solutions, Inc. (a)	1,415	15,508
Pegasus Wireless Corp. (a)	3,524	2,150
Pegasystems, Inc.	962	8,398
Pericom Semiconductor Corp. (a)	1,715	16,721
Perot Systems Corp. (a)	5,799	79,968
Plantronics, Inc.	3,185	55,833
Plexus Corp. (a)	3,065	58,848
PLX Technology, Inc. (a)	1,677	17,390
PortalPlayer, Inc. (a)	1,608	18,138
Progress Software Corp. (a)	2,754	71,604
QAD, Inc.	1,023	8,266
Quantum Corp. (a)	14,100	30,738
Quest Software, Inc. (a)	4,493	64,160
Rackable Systems, Inc. (a)	1,803	49,348
Radiant Systems, Inc. (a)	1,750	21,140
Radisys Corp. (a)	1,367	29,049
RealNetworks, Inc. (a)	7,179	76,169
Redback Networks, Inc. (a)	4,231	58,726
RF Micro Devices, Inc. (a)	12,807	97,077
RightNow Technologies, Inc. (a)	978	15,267
Safeguard Scientifics, Inc. (a)	8,092	15,860
SafeNet, Inc. (a)	1,749	31,814
Sapient Corp. (a)	5,473	29,828
SAVVIS, Inc. (a)	2,190	62,415
Scansource, Inc. (a)	1,720	52,168
Secure Computing Corp. (a)	3,166	20,041
SI International, Inc. (a)	859	27,471
Sigma Designs, Inc. (a)	1,482	22,156
Silicon Image, Inc. (a)	5,460	69,451
Silicon Storage Technology, Inc. (a)	6,076	25,033
Sirenza Microdevices, Inc. (a)	1,618	12,782
Sirf Technology Holdings, Inc. (a)	3,444	82,622
Skyworks Solutions, Inc. (a)	10,749	55,787
Smith Micro Software, Inc. (a)	1,309	18,823
SonicWALL, Inc. (a)	4,325	47,229
Sonus Networks, Inc. (a)	16,921	89,004
SPSS, Inc. (a)	1,301	32,434
SRA International, Inc. - Class A (a)	2,495	75,000
Staktek Holdings, Inc. (a)	777	4,646
Standard Microsystems Corp. (a)	1,433	40,726
Stellent, Inc.	1,940	21,030
Stratasys, Inc. (a)	579	15,291
Stratex Networks, Inc. (a)	6,474	28,745
Sunpower Corp. (a)	667	18,503
Supertex, Inc. (a)	781	30,357
Sybase, Inc. (a)	6,031	146,191
Sycamore Networks, Inc. (a)	12,286	46,441
SYKES Enterprises, Inc. (a)	1,958	39,845
Synaptics, Inc. (a)	1,629	39,699
Synchronoss Technologies, Inc. (a)	557	5,280
Syniverse Holdings, Inc. (a)	1,538	23,070
SYNNEX Corp. (a)	813	18,707
Syntel, Inc.	566	12,820
TALX Corp.	2,089	51,222
Techwell, Inc. (a)	380	5,692
Tekelec (a)	3,871	50,168
Terremark Worldwide, Inc. (a)	2,632	14,608
Tessera Technologies, Inc. (a)	3,001	104,375
TIBCO Software, Inc. (a)	14,107	126,681
Transaction Systems Architects, Inc. (a)	2,506	86,006
Transmeta Corp. (a)	13,216	15,198
Transwitch Corp. (a)	8,518	12,010
Trident Microsystems, Inc. (a)	3,828	89,039
Triquint Semiconductor, Inc. (a)	9,360	48,672
Trizetto Group (a)	2,878	43,573
TTM Technologies, Inc. (a)	2,800	32,760
TurboChef Technologies, Inc. (a)	908	12,621
Tyler Technologies, Inc. (a)	2,629	33,993
Ulticom, Inc. (a)	807	8,401
Ultimate Software Group, Inc. (a)	1,564	36,801
Universal Display Corp. (a)	1,554	17,141
UTStarcom, Inc. (a)	8,105	71,891
VA Software Corp. (a)	4,180	16,804
Varian, Inc. (a)	2,002	91,832
VASCO Data Security International, Inc. (a)	1,666	17,260
Verint Systems, Inc. (a)	818	24,581
Viasat, Inc. (a)	1,485	37,244
Vignette Corp. (a)	1,994	26,999
Virage Logic Corp. (a)	1,041	9,484
Volterra Semiconductor Corp. (a)	1,255	20,394
Vonage Holdings Corp. (a)	2,039	14,028
WebEx Communications, Inc. (a)	2,725	106,329
webMethods, Inc. (a)	3,641	27,854
Websense, Inc. (a)	3,217	69,519
Wind River Systems, Inc. (a)	5,056	54,150
Witness Systems, Inc. (a)	2,245	39,355
Zhone Technologies, Inc. (a)	7,480	8,004
Zoran Corp. (a)	3,284	52,807
		11,682,284

Utilities - 4.0%
Alaska Communications Systems Group, Inc.	2,733	36,267
Allete, Inc.	1,646	71,519
American States Water Co.	1,047	40,048
Aquila, Inc. (a)	25,052	108,475
Atlantic Tele-Network, Inc.	348	6,431
Avista Corp.	3,281	77,694
Black Hills Corp.	2,228	74,883
California Water Service Group	1,078	39,811
Cascade Natural Gas Corp.	736	19,202
Centennial Communications Corp.	1,430	7,622
CH Energy Group, Inc.	986	50,749
Cincinnati Bell, Inc. (a)	16,580	79,916
Cleco Corp.	3,789	95,634
Commonwealth Telephone Enterprises, Inc.	1,435	59,165
CT Communications, Inc.	1,289	27,997
Dobson Communications Corp. (a)	9,952	69,863
Duquesne Light Holdings, Inc.	5,842	114,854
El Paso Electric Co. (a)	3,245	72,493
The Empire District Electric Co.	1,951	43,663
EnergySouth, Inc.	374	12,623
Eschelon Telecom, Inc. (a)	608	10,330
Fairpoint Communications, Inc.	1,759	30,607
Fibertower Corp. (a)	8,194	77,433
General Communication (a)	3,603	44,641
Golden Telecom, Inc.	1,464	44,286
Houston Wire & Cable Co. (a)	578	10,866
Idacorp, Inc.	2,869	108,477
IDT Corp. (a)	3,504	50,528
Iowa Telecommunications Services, Inc.	2,046	40,490
iPCS, Inc. (a)	1,088	58,262
ITC Holdings Corp.	956	29,827
The Laclede Group, Inc.	1,430	45,874
Mediacom Communications Corp. (a)	3,848	27,398
MGE Energy, Inc.	1,371	44,393
New Jersey Resources Corp.	1,780	87,754
Nicor, Inc.	2,976	127,254
North Pittsburgh Systems, Inc.	937	23,584
Northwest Natural Gas Co.	1,791	70,351
Northwestern Corp.	2,379	83,217
Ntelos Holdings Corp. (a)	1,011	12,911
Ormat Technologies, Inc.	527	17,243
Otter Tail Corp.	1,890	55,264
Peoples Energy Corp.	2,576	104,714
Piedmont Natural Gas Co.	5,119	129,562
PNM Resources, Inc.	4,611	127,125
Portland General Electric Co.	1,751	42,742
Premiere Global Services, Inc. (a)	4,848	42,081
RCN Corp. (a)	1,897	53,685
Shenandoah Telecom Co.	520	22,604
SJW Corp.	961	28,744
South Jersey Industries, Inc.	1,955	58,474
Southwest Gas Corp.	2,686	89,498
Southwest Water Co.	1,469	17,966
SureWest Communications	911	17,737
Talk America Holdings, Inc. (a)	2,035	19,333
Time Warner Telecom, Inc. (a)	7,836	148,962
UIL Holdings Corp.	1,645	61,688
Unisource Energy Corp.	2,351	78,359
USA Mobility, Inc.	1,748	39,924
Westar Energy, Inc.	5,843	137,369
WGL Holdings, Inc.	3,268	102,419
		3,532,885

TOTAL COMMON STOCKS (Cost $74,628,115)		84,193,907

	Principal
	Amount	Value
CORPORATE BONDS - 0.0%
Materials - 0.0%
Mueller Industries, Inc.
6.000%, 11/01/2014	$15,000	$13,800
TOTAL CORPORATE BONDS (Cost $15,000)		13,800

SHORT TERM INVESTMENTS (d) - 3.8%
U.S. Treasury Bills - 1.4%
4.915%, 12/14/2006	1,200,000	1,188,529

	Shares	Value
Money Market Funds - 2.4%
Northern Institutional Diversified Assets Portfolio	2,122,810	$2,122,810
TOTAL SHORT TERM INVESTMENTS (Cost $3,311,032)		3,311,339
Total Investments (Cost $77,954,147) (b) (c) - 99.3%		87,519,046
Northern Institutional Liquid Assets Portfolio (c) - 51.3%		45,211,647
Liabilities in Excess of Other Assets - (50.6)%		(44,608,376)
TOTAL NET ASSETS - 100.0%		$88,122,317

(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $78,142,581 and gross unrealized appreciation and depreciation of securities as of September 30, 2006 was $16,564,857 and $(7,188,392) respectively, with a net appreciation / (depreciation) of $9,376,465.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $43,615,615, $45,211,647, and $116,684, respectively.
(d)	Securities and other assets with an aggregate value of $2,855,190 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2006:

Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	Russell 2000 Index (12/06)	4	$(9,832)
	Russell 2000 Index Mini (12/06)	19	(2,314)

Schedule of Investments
September 30, 2006 (Unaudited)
Summit EAFE International Index Portfolio

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 5.4%
A.B.C. Learning Centres Ltd.	2,521	$11,762
Alumina Ltd.	6,714	30,974
Amcor Ltd.	4,724	26,160
AMP Ltd.	9,499	63,292
Aristocrat Leisure Ltd.	1,683	17,686
Australian Stock Exchange Ltd.	1,200	29,067
Australia & New Zealand Banking Group Ltd.	8,966	179,488
Australian Gas Light Co. Ltd.	2,380	38,048
AXA Asia Pacifica Holdings Ltd.	5,189	25,138
Babcock & Brown Ltd.	1,246	18,703
BHP Billiton Ltd.	18,920	361,411
Billabong International Ltd.	1,307	14,271
BlueScope Steel Ltd.	4,249	20,521
Boral Ltd.	3,994	21,522
Brambles Industries Ltd.	4,890	46,468
Caltex Australia Ltd.	823	14,660
Centro Properties Group	5,253	31,516
Coca-Cola Amatil Ltd.	4,459	22,235
Cochlear Ltd	352	13,904
Coles Myer Ltd.	5,920	63,491
Commonwealth Bank of Australia	6,251	213,144
Computershare Ltd.	2,612	15,009
CSL Ltd.	966	38,900
CSR Ltd.	7,454	16,555
DB RREEF Trust	22,900	27,308
Foster's Group Ltd.	10,764	51,664
Goodman Fielder Ltd.	7,633	12,288
GPT Group	11,273	39,488
Insurance Australia Group Ltd.	8,789	34,586
Investa Property Group	15,139	27,756
John Fairfax Holdings Ltd.	7,169	22,548
Leighton Holdings Ltd.	900	12,973
Lend Lease Corp. Ltd.	2,198	26,244
Macquarie Airports	3,803	8,702
Macquarie Bank Ltd.	1,205	62,103
Macquarie Goodman Group	7,965	38,705
Macquarie Infrastructure Group	14,088	33,599
Mirvac Group	6,931	24,485
Multiplex Group	3,942	10,342
National Australia Bank Ltd.	7,673	209,876
Newcrest Mining Ltd.	1,816	30,453
Orica Ltd.	1,761	29,491
Origin Energy Ltd.	5,526	27,471
Paladin Resources Ltd. (a)	2,700	9,559
Qantas Airways Ltd.	5,699	16,608
QBE Insurance Group Ltd.	4,087	74,628
Rinker Group Ltd.	5,108	52,917
Rio Tinto Ltd.	1,514	79,100
Santos Ltd.	3,798	31,675
Sonic Healthcare Ltd.	1,985	19,499
Stockland	7,873	43,421
Suncorp-Metway Ltd.	3,036	49,644
Symbion Health Ltd.	4,500	11,470
TABCORP Holdings Ltd.	3,177	37,009
Telstra Corp.	10,520	29,089
Toll Holdings Ltd.	2,540	29,134
Transurban Group	4,618	25,125
Wesfarmers Ltd.	1,949	50,739
Westfield Group	7,093	99,490
Westpac Banking Corp.	8,975	151,909
Woodside Petroleum Ltd.	2,589	75,736
Woolworths Ltd.	5,997	90,554
Zinifex Ltd.	2,788	24,415
		3,065,728

Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	1,019	63,444
Immoeast Immobilie Anlagen AG (a)	3,100	37,698
Oesterreischeische Elektrizitaetswirtschafts AG	462	22,350
OMV AG	1,065	55,181
Raiffeisen International Bank-Holding AG (a)	184	19,599
Telekom Austria AG	1,827	46,103
Voestalpine AG	600	24,780
Wienerberger AG	534	25,217
		294,372

Belgium - 1.1%
AGFA-Gevaert NV	620	14,702
Belgacom SA	888	34,614
Delhaize Group	384	32,259
Dexia	2,588	67,046
Fortis	5,298	215,048
Groupe Bruxelles Lambert SA	389	41,509
Interbrew SA	865	47,626
KBC Groep NV	826	86,988
Mobistar SA	188	15,567
Solvay SA	313	40,484
UCB SA	469	29,825
Umicore	148	21,901
		647,569

Denmark - 0.7%
AP Moller - Maersk A/S	4	34,287
Carlsberg A/G	200	16,820
Danisco A/S	374	30,341
Danske Bank A/S	1,927	75,787
DSV A/S	128	22,379
FLSmidth & Co A/S	274	12,698
GN Store Nord A/S	1,224	18,735
Jyske Bank A/S (a)	414	23,869
Novo-Nordisk A/S - Class B	1,126	83,686
Novozymes A/S	292	22,273
Topdanmark A/S (a)	116	16,020
Vestas Wind Systems A/S (a)	1,001	26,728
William Demant Holding A/S (a)	202	15,511
		399,134

Finland - 1.5%
Amer Sports Oyj	633	14,207
Cargotec Corp. - B Shares (a)	400	16,926
Elisa Corporation	870	19,196
Fortum Oyj	2,065	55,015
Kesko Oyj - B Shares	535	22,496
Kone Oyj (a)	500	24,252
Metso Oyj	741	27,268
Neste Oil Oyj (a)	882	25,634
Nokia Oyj	18,897	375,251
Nokian Renkaat Oyj (a)	615	11,066
Orion Oyj (a)	688	13,086
Outokumpu Oyj	671	17,128
Rautaruukki Oyj	547	15,711
Sampo Oyj	2,205	45,967
Stora Enso Oyj	2,896	43,921
Tietoenator Oyj	527	15,490
UPM-Kymmene Oyj	2,605	61,904
Wartsila Oyj - B Shares	392	15,906
YIT Oyj (a)	756	17,515
		837,939

France - 9.2%
Accor SA	976	66,522
Air France-KLM	601	18,123
Air Liquide SA	548	111,808
Alcatel SA	6,704	81,865
Alstom (a)	484	43,790
Atos Origin SA (a)	296	16,316
Axa	7,847	289,358
BNP Paribas SA	3,844	413,593
Bouygues SA	973	52,042
Business Objects SA (a)	446	15,095
Cap Gemini SA	671	35,592
Carrefour SA	2,731	172,564
Casino Guichard Perrachon SA	267	21,516
CNP Assurances	208	20,177
Compagnie de Saint-Gobain	1,519	110,177
Compagnie Generale des Etablissements Michelin - B Shares	714	52,332
Credit Agricole SA	2,602	114,294
Dassault Systemes SA	290	16,316
Essilor International SA	494	50,583
France Telecom SA	7,617	174,824
Gaz de France	877	34,919
Groupe Danone	1,083	152,025
Hermes International	299	27,640
Imerys SA (a)	200	16,738
Lafarge SA	694	89,587
Lagardere S.C.A.	592	42,714
L'Oreal SA	1,369	139,051
LVMH Moet Hennessy Louis Vuitton SA	1,197	123,326
M6 Metropole Television	416	12,766
Neopost SA	178	21,240
Pagesjaunes Groupe SA	770	21,871
Pernod-Ricard SA	359	74,703
Peugeot SA	814	45,902
PPR SA	294	43,581
Publicis Groupe	721	28,397
Renault SA	861	98,753
Safran SA	956	19,323
Sanofi-Aventis	4,736	421,586
Schneider Electric SA	1,071	119,444
SCOR SA	4,384	10,674
Societe Generale	1,534	244,122
Societe Television Francaise 1	602	19,229
Sodexho Alliance SA	447	24,770
Suez SA	4,747	208,755
Technip SA	559	31,770
Thales SA	521	23,116
Thomson	1,459	22,923
Total SA	10,877	713,768
Unibail	245	51,479
Valeo SA	402	14,340
Vallourec	160	37,311
Veolia Environnement	1,243	75,042
Vinci SA	990	110,222
Vivendi Universal SA	5,268	189,916
Zodiac SA	281	16,669
		5,204,559

Germany - 6.6%
Adidas AG	1,041	48,921
Allianz AG	1,916	331,591
Altana AG	341	18,866
BASF AG	2,421	194,390
Bayer AG	3,343	169,988
Bilfinger Berger AG	269	15,916
Celesio AG	544	28,365
Commerzbank AG	3,135	106,221
Continental AG	625	72,604
DaimlerChrysler AG	4,521	226,506
Deutsche Bank AG	2,342	283,406
Deutsche Boerse AG	498	74,832
Deutsche Lufthansa AG	1,206	25,539
Deutsche Post AG	3,579	93,853
Deutsche Telekom AG	12,298	195,399
E.ON AG	3,032	360,291
Fresenius Medical Care AG	266	34,590
Heidelberger Druckmaschien AG	354	14,629
Hochtief AG	192	12,018
Hypo Real Estate Holding AG	674	42,033
Infineon Technologies AG (a)	3,583	42,481
IVG Immobilien AG	508	18,468
Linde AG	540	50,932
MAN AG	593	50,103
Merck KGaA	259	27,371
Metro AG	715	41,715
Muenchener Rueckversicherungs AG	867	137,151
Puma AG Rudolf Dassler Sport	56	19,084
Rheinmetall AG	225	16,348
RWE AG	2,253	208,127
Salzgitter AG	189	17,783
SAP AG	1,004	199,244
Siemens AG	4,055	353,818
Solarworld AG	240	13,217
ThyssenKrupp AG	1,835	61,872
TUI AG	1,189	24,546
Volkswagen AG	1,097	93,799
		3,726,017

Greece - 0.6%
Alpha Bank AE	2,208	58,904
Coca-Cola Hellenic Bottling Co. SA	644	22,196
EFG Eurobank Ergasias SA	1,403	42,989
Hellenic Telecommunications Organization SA (a)	1,594	39,091
National Bank of Greece SA	2,009	86,463
OPAP SA	1,207	40,559
Piraeus Bank SA	1,366	35,412
		325,614

Hong Kong - 1.6%
Bank of East Asia Ltd.	8,551	39,020
BOC Hong Kong Holdings Ltd.	19,058	42,810
Cheung Kong Holdings Ltd.	7,558	81,152
CLP Holdings Ltd.	9,013	54,606
Esprit Holdings Ltd.	4,701	42,873
Foxconn International Holdings Ltd (a)	9,570	29,481
Hang Lung Properties Ltd.	11,033	23,565
Hang Seng Bank Ltd.	3,635	45,935
Henderson Land Development Co. Ltd.	4,864	27,346
Hong Kong & China Gas Co. Ltd.	17,732	41,561
Hong Kong Exchanges and Clearing Ltd.	5,340	38,967
HongKong Electric Holdings Ltd.	7,744	36,232
Hopewell Holdings Ltd.	5,300	15,103
Hutchison Telecommunications International Ltd. (a)	7,594	13,432
Hutchison Whampoa Ltd.	9,924	87,640
Kerry Properties Ltd.	3,500	12,804
Kingboard Chemical Holdings Ltd.	3,250	11,701
Li & Fung Ltd.	10,443	25,950
Link REIT (a)	11,768	24,501
Melco International Development Limited	4,201	8,994
New World Development Co. Ltd.	14,239	24,528
PCCW Ltd.	22,547	13,776
Shangri-La Asia Ltd.	6,876	15,286
Sun Hung Kai Properties Ltd.	6,696	73,100
Swire Pacific Ltd. - Class A	4,962	51,845
Techtronic Industries Co.	7,507	11,081
Wharf Holdings Ltd.	8,293	28,422
		921,711

Ireland (Republic of) - 0.9%
Allied Irish Banks Plc	4,102	109,233
Bank of Ireland	4,517	88,323
C&C Group Plc	1,717	23,318
CRH Plc	2,633	88,912
DCC Plc	635	15,863
Depfa Bank Plc	1,793	33,149
Elan Corp. Plc (a)	2,168	33,539
Grafton Group Plc (a)	1,534	20,230
Irish Life & Permanent Plc	1,374	34,428
Kerry Group Plc	1,000	23,713
Kingspan Group	799	16,464
Ryanair Holdings Plc (a)	968	10,360
		497,532

Italy - 3.9%
Alleanza Assicurazioni SpA	2,723	31,836
Assicurazioni Generali SpA	4,457	166,726
Autostrade SpA	1,495	44,341
Banca Intesa SpA	23,380	153,868
Banca Monte dei Paschi di Siena SpA	5,896	35,737
Banca Popolare di Milano Scrl	2,473	32,707
Banche Popolari Unite Scrl	2,093	56,319
Banco Popolare di Verona e Novara Scrl	1,988	54,930
Capitalia SpA	8,481	70,226
Enel SpA	19,821	180,840
ENI SpA	12,860	381,099
Fiat SpA (a)	2,723	43,403
Finmeccanica SpA	1,768	39,480
Fondiaria - Sai SpA	409	17,939
Luxottica Group SpA	761	22,417
Mediaset SpA	4,346	46,705
Mediobanca SpA	2,482	54,134
Mediolanum SpA	1,848	13,732
Pirelli & Co.	20,199	17,379
Sanpaolo IMI SpA	5,439	114,834
Seat-Pagine Gialle SpA	26,552	13,283
Snam Rete Gas SpA	7,187	34,905
Telecom Italia SpA - RNC	31,349	75,529
Telecom Italia SpA	52,201	148,274
Terna SpA	12,200	35,504
Unicredito Italiano SpA	35,221	292,314
		2,178,461

Japan - 23.9%
The 77 Bank, Ltd.	2,395	16,605
Acom Co. Ltd.	444	18,944
Advantest Corp.	1,112	55,165
Aeon Co. Ltd.	3,094	75,828
Aeon Credit Service Co. Ltd.	581	13,895
Aiful Corp.	574	22,207
Aisin Seiki Co. Ltd.	1,079	31,514
Ajinomoto Co. Inc.	3,540	38,120
All Nippon Airways Co. Ltd.	3,000	12,140
Alps Electric Co.	1,224	12,787
Amada Co. Ltd.	2,280	22,892
Aoyama Trading Co. (a)	500	15,958
Asahi Breweries Ltd.	2,057	29,986
Asahi Glass Co. Ltd.	4,906	60,513
Asahi Kasei Corp.	6,414	41,050
Asics Corp.	1,110	14,462
Astellas Pharma, Inc.	2,615	105,153
The Bank of Fukuoka Ltd.	3,574	26,232
The Bank of Kyoto Ltd.	2,024	20,458
The Bank of Yokohama Ltd.	6,146	48,388
Benesse Corp.	427	15,797
Bridgestone Corp.	3,049	61,561
Canon, Inc.	5,005	260,975
Casio Computer Co. Ltd.	1,184	23,855
Central Japan Railway Co.	9	96,000
The Chiba Bank Ltd.	3,999	35,648
Chiyoda Corp.	917	17,932
Chubu Electric Power Co., Inc.	3,339	86,779
Chugai Pharmaceutical Co. Ltd.	1,448	31,136
Citizen Watch Co. Ltd.	2,480	20,407
Credit Saison Co. Ltd.	1,003	42,285
CSK Holdings Corp.	430	17,983
Dai Nippon Printing Co. Ltd.	3,386	52,255
Daido Steel Co.	2,138	15,620
Daiichi Sankyo Co. Ltd.	3,485	98,834
Daikin Industries Ltd.	1,307	38,726
Daimaru, Inc.	1,469	18,144
Dainippon Ink and Chemicals, Inc.	4,037	14,696
Dainippon Screen Manufacturing Co. Ltd.	1,282	11,656
Daito Trust Construction Co. Ltd.	371	20,132
Daiwa House Industry Co. Ltd.	2,664	46,120
Daiwa Securities Group, Inc.	6,673	77,845
Denso Corp.	2,532	88,955
Dentsu, Inc.	8	21,740
Dowa Mining Co.	1,705	14,708
E*Trade Securities Co. Ltd.	12	13,613
East Japan Railway Co.	14	97,896
Eisai Co. Ltd.	1,249	60,375
Electric Power Development Co. Ltd.	811	28,904
Elpida Memory, Inc. (a)	569	25,819
FamilyMart Co. Ltd	459	12,551
Fanuc Ltd.	933	72,823
Fast Retailing Co. Ltd.	234	21,969
Fuji Electric Holdings Co. Ltd.	3,643	18,782
Fuji Photo Film Co. Ltd.	2,431	88,699
Fujikura Ltd.	2,047	22,407
Fujitsu Ltd.	9,339	77,005
The Furukawa Electric Co.	3,665	24,201
The Gunma Bank Ltd.	2,744	20,279
Hakuhodo Dy Holdings, Inc.	200	13,054
Haseko Corporation (a)	4,081	14,061
Hirose Electric Co. Ltd.	159	21,065
Hitachi Chemical Co. Ltd.	607	14,696
Hitachi Construction Machinery Co. Ltd.	551	12,314
Hitachi High-Technologies Corporation	400	11,310
Hitachi Ltd.	18,079	105,451
Hokkaido Electric Power Co., Inc.	1,436	34,829
Hokuhoku Financial Group, Inc.	6,594	24,841
Honda Motor Co. Ltd.	7,657	257,340
Hoya Corp.	1,990	74,967
Ibiden Co. Ltd.	676	35,710
Inpex Holdings, Inc. (a)	5	39,704
Isetan Co. Ltd.	1,208	20,381
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,928	21,173
Itochu Corp.	8,281	64,145
JAFCO Co. Ltd.	274	13,825
Japan Steel Works Ltd.	2,123	14,522
Japan Tobacco, Inc.	23	89,371
JFE Holdings, Inc.	2,886	113,119
JGC Corp.	1,174	19,619
The Joyo Bank Ltd.	4,109	24,384
JSR Corp.	922	20,294
Kajima Corp.	5,188	23,717
Kamigumi Co. Ltd	2,817	21,964
Kaneka Corp.	2,024	19,156
The Kansai Electric Power Co. Inc.	3,660	84,432
Kao Corp.	2,512	66,987
Kawasaki Heavy Industries Ltd.	7,342	24,302
Kawasaki Kisen Kaisha Ltd.	3,034	19,161
KDDI Corp.	9	56,076
Keihin Electric Express Railway Co. Ltd.	2,911	21,267
Keio Corp.	3,587	23,929
Keyence Corp.	182	41,793
Kintetsu Corp.	9,547	29,904
Kirin Brewery Co. Ltd.	4,045	54,002
Kobe Steel Ltd.	14,935	46,907
Komatsu Ltd.	4,985	86,090
Konami Corp.	552	14,019
Konica Minolta Holdings, Inc. (a)	2,494	33,401
Koyo Seiko Co.	1,101	21,344
Kubota Corp.	5,985	49,147
Kuraray Co. Ltd.	2,205	24,528
Kurita Water Industries Ltd.	784	15,199
Kyocera Corp.	759	64,961
Kyushu Electric Power Co., Inc.	1,962	46,341
Lawson, Inc.	427	15,001
LEOPALACE21 Corp.	700	25,541
Makita Corp.	683	20,064
Marubeni Corp.	8,422	41,923
Marui Co. Ltd.	2,052	30,035
Matsushita Electric Industrial Co. Ltd.	9,676	204,783
Mediceo Paltac Holdings Co. Ltd.	840	17,209
Millea Holdings, Inc.	2,500	87,196
Minebea Co.	2,582	14,120
Mitsubishi Chemical Holdings	6,010	37,650
Mitsubishi Electric Corp.	9,609	80,939
Mitsubishi Estate Co. Ltd.	6,109	133,428
Mitsubishi Gas Chemical Co. Ltd.	2,084	22,635
Mitsubishi Heavy Industries Ltd.	16,925	70,064
Mitsubishi Materials Corp.	5,751	23,710
Mitsubishi Rayon Co. Ltd.	3,200	21,130
Mitsubishi Securities Co. Ltd.	1,506	18,869
Mitsubishi Tokyo Financial Group, Inc.	39	501,841
Mitsubishi Corp.	7,245	136,160
Mitsui & Co. Ltd.	8,438	107,292
Mitsui Chemicals, Inc.	3,538	25,459
Mitsui Engineering & Shipbuilding Co.	4,383	14,248
Mitsui Fudosan Co. Ltd.	4,262	96,876
Mitsui Mining & Smelting Co. Ltd.	3,585	18,483
Mitsui OSK Lines Ltd.	5,757	42,547
Mitsui Sumitomo Insurance Co. Ltd.	5,745	71,834
Mitsui Trust Holdings, Inc.	3,343	38,036
Mitsukoshi Ltd.	3,177	14,254
Mizuho Financial Group, Inc.	45	348,952
Murata Manufacturing Co. Ltd.	1,055	73,236
Namco Bandai Holdings, Inc.	1,143	17,961
NEC Corp.	10,315	56,672
NGK Insulators Ltd.	1,591	22,358
NGK Spark Plug Co. Ltd.	1,007	19,991
Nidec Corp.	553	41,712
Nikko Cordial Corp.	4,690	54,394
Nikon Corp.	1,455	30,055
Nintendo Co. Ltd.	541	111,475
Nippon Electric Glass Co. Ltd.	1,292	28,492
Nippon Express Co. Ltd.	4,857	26,027
Nippon Meat Packers, Inc.	1,076	12,088
Nippon Mining Holdings, Inc.	4,862	34,368
Nippon Oil Corp.	6,566	48,359
Nippon Paper Group, Inc.	5	18,116
Nippon Sheet Glass Co. Ltd.	2,877	13,517
Nippon Steel Corp.	31,222	128,456
Nippon Telegraph & Telephone Corp.	23	112,931
Nippon Yusen Kabushiki Kaisha	5,679	34,567
The Nishi-Nippon City Bank Ltd.	3,264	15,999
Nissan Chemical Industries, Ltd.	1,094	12,938
Nissan Motor Co. Ltd.	10,918	122,282
Nisshin Steel Co.	5,040	14,933
Nisshinbo Industries, Inc.	1,500	15,835
Nitori Co. Ltd.	307	13,904
Nitto Denko Corp.	783	46,400
NOK Corp.	603	14,880
Nomura Holdings, Inc.	9,264	163,125
Nomura Research Institute Ltd.	138	19,159
NSK Ltd.	2,643	22,307
NTN Corp.	2,272	17,964
NTT Data Corp.	5	23,069
NTT DoCoMo, Inc.	89	137,126
Obayashi Corp.	3,683	25,941
Odakyu Electric Railway Co. Ltd.	4,286	27,249
OJI Paper Co. Ltd.	4,105	22,484
Olympus Corp.	1,232	36,295
Omron Corp.	1,178	28,920
Onward Kashiyama Co. Ltd.	1,298	18,658
Oriental Land Co. Ltd.	348	19,532
ORIX Corp.	411	113,601
Osaka Gas Co. Ltd.	11,195	39,046
Otsuka Corp.	90	9,570
Pioneer Corp.	975	17,168
Promise Co. Ltd.	506	20,133
Rakuten, Inc.	34	13,327
Resona Holdings, Inc.	21	62,933
Ricoh Co. Ltd.	3,408	67,799
Rohm Co. Ltd.	505	46,898
Ryohin Keikaku Co. Ltd.	221	15,622
SANKYO CO. Ltd.	314	16,773
Santen Pharmaceutical Co. Ltd.	552	14,019
Sanyo Electric Co. Ltd. (a)	9,558	19,419
SBI Holdings, Inc.	37	13,234
Secom Co. Ltd.	1,131	56,011
Sega Sammy Holdings, Inc.	986	31,719
Seiko Epson Corp.	746	20,335
Sekisui Chemical Co. Ltd.	2,525	21,290
Sekisui House Ltd.	2,618	39,605
Seven & I Holdings Co. Ltd.	4,830	155,378
Sharp Corp.	4,762	81,634
Shimano, Inc.	525	14,667
Shimizu Corp.	3,547	20,269
Shin-Etsu Chemical Co. Ltd.	1,726	110,172
Shinko Electric Industries Co. Ltd.	405	11,280
Shinko Securities Co. Ltd.	3,641	14,394
Shinsei Bank Ltd.	7,271	44,318
Shionogi & Co. Ltd.	1,617	29,705
Shiseido Co. Ltd.	1,889	37,740
The Shizuoka Bank Ltd.	3,209	34,881
Showa Denko K.K.	5,839	25,160
Showa Shell Sekiyu KK	1,390	15,486
SMC Corp.	256	33,873
Softbank Corp.	3,676	76,087
Sompo Japan Insurance, Inc.	4,175	54,677
Sony Corp.	5,036	203,785
Stanley Electric Co. Ltd.	952	19,665
Sumco Corp.	270	20,000
Sumitomo Chemical Co. Ltd.	7,544	56,329
Sumitomo Electric Industries Ltd.	3,602	48,758
Sumitomo Heavy Industries Ltd.	3,232	27,060
Sumitomo Metal Industries Ltd.	21,417	82,133
Sumitomo Metal Mining Co. Ltd.	3,169	41,529
Sumitomo Mitsui Financial Group, Inc.	27	283,429
Sumitomo Realty & Development Co. Ltd.	1,998	58,693
Sumitomo Rubber	1,228	13,515
Sumitomo Titanium	100	11,894
The Sumitomo Trust & Banking Co. Ltd.	6,481	67,814
Sumitomo Corp.	5,739	71,564
Suruga Bank Ltd.	1,232	15,394
Suzuken Co. Ltd.	392	14,701
T&D Holdings, Inc.	1,246	90,187
Taiheiyo Cement Corp.	5,180	19,163
Taisei Corp.	5,836	20,948
Taisho Pharmaceutical Co. Ltd.	1,051	20,153
Takashimaya Co. Ltd.	1,705	21,651
Takeda Pharmaceutical Co. Ltd.	4,381	273,337
Takefuji Corp.	650	29,824
Tanabe Seiyaku Co.	1,444	18,092
TDK Corp.	633	50,694
Teijin Ltd.	4,796	25,822
Terumo Corp.	895	33,944
THK Co. Ltd.	705	16,651
Tobu Railway Co. Ltd.	5,817	29,350
TOHO Co. Ltd.	957	19,444
Toho Titanium Co. Ltd.	189	11,664
Tohoku Electric Power Co., Inc.	2,248	49,194
Tokuyama Corporation	1,371	18,338
The Tokyo Electric Power Co., Inc.	5,750	165,503
Tokyo Electron Ltd.	712	52,620
Tokyo Gas Co. Ltd.	11,334	56,802
Tokyo Seimitsu Co. Ltd.	201	10,550
Tokyo Steel Manufacturing Co. Ltd.	680	10,702
Tokyo Tatemono Co.	1,719	19,326
Tokyu Land Corp.	2,228	21,125
Tokyu Corp.	5,422	37,271
TonenGeneral Sekiyu KK	2,074	18,734
Toppan Printing Co. Ltd.	3,148	34,911
Toray Industries, Inc.	7,051	53,065
Toshiba Corp.	14,933	96,835
Tosoh Corp.	3,420	13,868
Tostem Inax Holding Corp.	1,478	30,905
Toto Ltd.	1,821	17,173
Toyo Seikan Kaisha Ltd.	919	17,583
Toyota Industries Corp.	996	42,243
Toyota Motor Corp.	13,618	740,127
Toyota Tsusho Corp.	1,112	29,277
Trend Micro, Inc.	546	15,993
Ube Industries Ltd.	5,457	15,476
Uni-Charm Corp.	277	15,383
UNY Co. Ltd.	1,301	17,248
Ushio, Inc.	920	19,821
USS Co. Ltd.	218	14,007
West Japan Railway Co.	10	42,751
Yahoo Japan Corp.	72	27,093
Yakult Honsha Co.	561	16,480
Yamada Denki Co. Ltd.	493	49,415
Yamaha Motor Co.	1,070	28,352
Yamaha Corp.	1,012	21,289
Yamato Holdings Co. Ltd.	2,087	30,194
Yaskawa Electric Corp.	1,183	11,617
Yokogawa Electric Corp.	1,473	19,353
Zeon Corporation	1,114	11,270
		13,437,569

Netherlands - 5.0%
ABN AMRO Holding NV	8,275	241,342
Aegon NV	6,737	126,349
Akzo Nobel NV	1,315	81,007
ASML Holding NV (a)	2,323	54,319
Buhrmann NV	586	8,835
Euronext NV	381	37,032
European Aeronautic Defense and Space Co.	1,544	44,405
Fugro NV (a)	386	16,265
Hagemeyer NV (a)	2,778	13,527
Heineken NV	1,200	54,886
ING Groep NV	8,766	385,606
James Hardie Industries NV	2,827	15,718
Koninklijke Ahold NV	6,737	71,589
Koninklijke DSM NV	726	31,844
Koninklijke Philips Electronics NV	5,803	203,610
Mittal Steel Company NV (a)	2,464	86,048
Qiagen NV (a)	727	11,468
Randstad Holding NV	262	14,920
Reed Elsevier NV	3,751	62,548
Rodamco Europe NV	312	36,339
Royal Dutch Shell Plc - Class A	19,336	637,908
Royal KPN NV	9,221	117,629
Royal Numico NV (a)	895	40,289
SBM Offshore NV	878	23,859
STMicroelectronics NV	3,130	54,256
TNT NV	2,018	76,538
Unilever NV	7,879	193,825
Vedior NV	945	17,699
Wereldhave NV	265	28,933
Wolters Kluwer NV	1,477	38,526
		2,827,119

New Zealand - 0.1%
Sky City Entertainment Group Ltd.	1	3
Telecom Corporation of New Zealand Ltd.	15,570	44,214
		44,217

Norway - 0.9%
Acergy SA (a)	1,165	19,903
Aker Kvaerner ASA (a)	267	23,728
DNB NOR ASA	3,767	46,116
Frontline Ltd.	307	11,713
Norsk Hydro ASA (a)	4,406	98,393
Norske Skogindustrier ASA	1,199	18,022
Orkla ASA	1,056	50,239
Pan Fish ASA (a)	16,500	12,995
Petroleum Geo-Services ASA (a)	347	16,907
Prosafe ASA	300	18,386
SeaDrill Ltd. (a)	1,380	18,099
Statoil ASA	3,782	89,384
Storebrand ASA	1,453	15,339
Telenor ASA	3,847	50,161
TGS Nopec Geophysical Co. ASA (a)	876	13,858
Yara International ASA	1,391	21,100
		524,343

Portugal - 0.3%
Banco Comercial Portugues SA	12,828	39,853
Electricidade de Portugal SA	9,828	42,622
Portugal Telecom SGPS SA	4,498	56,182
Sonae SGPS, SA	7,237	12,572
		151,229

Singapore - 0.7%
Capitaland Ltd.	7,260	23,084
City Developments Ltd.	3,234	21,787
DBS Group Holdings Ltd.	5,623	67,975
Keppel Corp. Ltd.	3,205	29,866
Oversea-Chinese Banking Corp. Ltd.	15,482	63,848
Sembcorp Industries Limited	6,100	12,905
Singapore Airlines Ltd.	3,239	29,774
Singapore Press Holdings Ltd.	13,323	34,393
Singapore Telecommunications Ltd.	32,336	49,677
United Overseas Bank Ltd.	6,624	67,981
Venture Corp. Ltd.	2,429	19,270
		420,560

Spain - 4.0%
Abertis Infraestructuras SA	1,367	35,882
Acciona SA	167	25,412
Acerinox SA	1,186	22,874
ACS, Actividades de Construccion y Servicios, SA	1,154	54,729
Altadis SA	1,446	68,650
Antena 3 de Television SA	633	12,947
Banco Bilbao Vizcaya Argentaria SA	15,946	369,022
Banco Popular Espanol SA	4,397	72,093
Banco Santander Central Hispano SA	27,402	433,298
Cintra Concesiones de Infraestructuras de Transporte SA	1,267	17,850
Corporacion Mapfre SA	798	16,676
Ebro Puleva SA	1,130	23,098
Endesa SA	4,299	182,893
Fomento de Construcciones y Contratas SA	275	21,969
Gamesa Corporacion Tecnologica SA	1,001	21,934
Gas Natural SDG SA	1,004	36,602
Grupo Ferrovial SA	351	28,219
Iberdrola SA	3,485	155,997
Inditex SA	1,135	52,906
Indra Sistemas SA	1,138	24,763
Repsol YPF SA	4,650	138,390
Sacyr Vallehermoso SA	500	22,730
Telefonica SA	21,080	365,407
Union Fenosa SA	636	32,485
		2,236,826

Sweden - 2.4%
Alfa Laval AB	550	18,463
Assa Abloy AB	1,669	31,031
Atlas Copco AB - A Shares	2,755	72,370
Boliden AB	1,586	30,083
Capio AB (a)	687	15,703
Electrolux AB	1,653	26,843
Elekta AB (a)	600	11,299
Eniro AB	1,131	13,890
Getinge AB	1,289	23,570
Hennes & Mauritz AB	2,264	94,692
Husqvarna AB - B Shares (a)	1,628	19,161
Lundin Petroleum AB (a)	1,273	13,419
Modern Times Group MTG AB - Class B (a)	298	15,412
Nordea Bank AB	9,602	125,788
Oriflame Cosmetics SA (a)	300	9,948
Sandvik AB (a)	5,033	57,691
Scania AB	470	28,028
Securitas AB - Class B	1,743	21,882
Securitas Direct AB - B Shares (a)	1,543	3,874
Securitas Systems AB - B Shares (a)	1,543	5,790
Skandinaviska Enskilda Banken AB	2,244	60,325
Skanska AB	2,002	33,876
SKF AB - B Shares (a)	2,192	32,081
SSAB Svenskt Stal AB - Class A (a)	1,319	24,569
Svenska Cellulosa AB - B Shares	946	43,375
Svenska Handelsbanken AB	2,552	68,953
Swedish Match AB	1,679	27,322
Tele2 AB - B Shares	1,799	18,166
Telefonaktiebolaget LM Ericsson - Class B	68,228	236,484
TeliaSonera AB	8,778	56,299
Volvo AB - B Shares	1,563	93,100
		1,333,487

Switzerland - 6.9%
ABB Ltd.	9,706	127,685
Adecco SA	662	39,944
Ciba Specialty Chemicals AG	437	26,385
Clariant AG	1,140	15,407
Compagnie Financiere Richemont AG	2,523	121,464
Credit Suisse Group	5,352	309,662
Geberit AG	23	28,032
Givaudan SA	37	29,619
Holcim Ltd.	935	76,418
Kuehne & Nagel International AG	281	19,420
Logitech International SA (a)	958	20,800
Nestle SA	1,910	665,968
Nobel Biocare Holding AG	101	24,857
Novartis AG	10,650	621,736
Phonak Holding AG	245	15,498
PSP Swiss Property AG (a)	577	29,301
Roche Holding AG	3,487	602,895
Schindler Holding AG	298	15,538
Serono SA	22	19,001
SGS SA	21	21,144
Sulzer AG	21	16,735
Swatch Group AG	214	41,347
Swiss Re	1,614	123,524
Swisscom AG	89	29,626
Syngenta AG	499	75,262
Synthes, Inc.	243	27,012
UBS AG (a)	9,410	562,892
Unaxis Holding AG (a)	38	12,733
Zurich Financial Services AG	635	156,027
		3,875,932

United Kingdom - 22.8%
3i Group Plc	2,376	41,613
Aegis Group Plc	4,897	12,263
AMEC Plc	1,916	12,843
Amvescap Plc	3,406	36,988
Anglo American Plc	7,594	317,501
ARM Holdings Plc	7,207	15,855
AstraZeneca Plc	7,511	469,429
Aviva Plc	11,358	166,513
BAE Systems Plc	14,627	108,246
Balfour Beatty Plc	2,221	17,123
Barclays Plc	30,347	382,967
Barratt Developments Plc	1,211	24,171
BBA Group Plc	3,171	15,808
Bellway Plc	640	15,434
BG Group Plc	17,773	215,969
BHP Billiton Plc	13,510	233,223
Alliance Boots Plc	4,114	59,697
BP Plc	98,587	1,074,306
Brambles Industries Plc	3,479	31,202
British Airways Plc (a)	2,711	21,674
British American Tobacco Plc	7,256	196,178
British Land Co.	2,472	63,132
British Sky Broadcasting Group Plc	5,599	57,239
BT Group Plc	37,384	187,588
Bunzl Plc (a)	2,163	27,075
Burberry Group Plc	2,476	23,921
Cable & Wireless Plc	11,300	29,303
Cadbury Schweppes Plc	10,012	106,570
Capita Group Plc	3,266	33,480
Carnival Plc	763	36,501
Carphone Warehouse	1,960	11,275
Centrica Plc	16,186	98,571
Charter Plc (a)	798	12,745
Close Brothers Group Plc	767	14,655
Cobham Plc	6,518	22,150
Collins Stewart Tullett	1,138	18,537
Compass Group Plc	9,896	49,703
Cookson Group Plc	1,008	10,711
Corus Group Plc	4,563	33,152
Csr Plc (a)	910	14,363
Daily Mail & General Trust	1,694	19,237
De La Rue Plc	1,000	10,710
Diageo Plc	13,105	231,507
DSG International Plc	8,742	35,846
EMAP Plc	1,315	18,515
EMI Group Plc	4,182	20,828
Enterprise Inns Plc	1,609	31,783
First Choice Holidays Plc	3,183	11,890
FirstGroup Plc	2,160	19,847
Friends Provident Plc	8,281	30,002
Gallaher Group Plc	3,466	56,719
GKN Plc	4,126	22,191
GlaxoSmithKline Plc	28,294	753,320
Group 4 Securicor Plc	6,501	20,571
GUS Plc	4,234	76,580
Hammerson Plc	1,426	35,030
Hanson Plc	3,396	49,183
Hays Plc	7,818	21,152
HBOS Plc	17,139	339,192
HSBC Holdings Plc	53,081	968,515
ICAP Plc	2,304	22,260
IMI Plc	2,192	20,798
Imperial Chemical Industries Plc	5,522	41,072
Imperial Tobacco Group Plc	3,338	111,248
Inchcape	2,441	23,937
Intercontinental Hotels Group Plc	1,994	34,929
International Power Plc	7,327	42,939
Intertek Group Plc	1,100	16,065
Invensys Plc (a)	3,892	15,137
Investec Plc	1,915	18,806
ITV Plc	21,564	39,063
J Sainsbury Plc	6,739	47,380
Johnson Matthey Plc	1,206	31,138
Kelda Group Plc	1,989	31,673
Kesa Electricals Plc	3,310	20,188
Kingfisher Plc	11,337	52,060
Ladbrokes Plc	3,591	26,151
Land Securities Group Plc	2,239	82,502
Legal & General Group Plc	29,147	77,767
Liberty International Plc	1,355	31,079
Lloyds TSB Group Plc	26,116	263,805
LogicaCMG Plc	5,890	17,094
London Stock Exchange Group	827	19,130
Man Group Plc	8,716	73,111
Marks & Spencer Group Plc	7,575	91,126
Meggitt Plc	2,484	14,511
Michael Page International Plc	1,957	14,098
Misys Plc	2,975	12,603
Mitchells & Butlers Plc	2,600	28,697
National Express Group Plc	778	13,678
National Grid Plc	11,505	143,790
National Grid Transco Plc	900	11,248
Next Plc	1,111	39,440
Old Mutual Plc	25,524	80,048
Partygaming Plc	7,100	14,224
Pearson Plc	3,869	55,091
Persimmon Plc	1,321	33,094
Provident Financial Plc	1,663	19,476
Prudential Plc	10,681	132,690
Punch Taverns Plc	1,248	22,654
Rank Group Plc	3,859	16,962
Reckitt Benckiser Plc	2,895	120,008
Reed Elsevier Plc	6,081	67,460
Rentokil Initial Plc	10,398	28,522
Resolution Plc	3,300	38,154
Reuters Group Plc	6,009	48,885
Rexam Plc	2,693	28,816
Rio Tinto Plc	5,750	272,056
Rolls-Royce Group Plc (a)	8,373	71,020
Royal & Sun Alliance Insurance Group	13,728	38,298
Royal Bank of Scotland Group Plc	15,209	523,682
Royal Dutch Shell Plc - Class B	13,906	472,043
SABMiller Plc	4,441	82,985
Sage Group Plc	6,272	29,505
Scottish & Newcastle Plc	4,143	44,216
Scottish & Southern Energy Plc	3,895	96,119
Scottish Power Plc	8,368	102,079
Serco Group	2,383	16,754
Severn Trent Plc	1,649	41,249
Signet Group Plc	9,621	19,905
Slough Estates Plc	2,531	31,514
Smith & Nephew Plc	4,543	41,786
Smiths Group Plc	2,771	46,513
Sportingbet Plc	2,720	9,383
Stagecoach Group Plc	4,124	9,806
Standard Life Plc (a)	10,000	50,694
Tate & Lyle Plc	2,436	32,817
Taylor Woodrow Plc	3,059	20,318
Tesco Plc	37,493	252,719
Tomkins Plc	5,505	24,402
Travis Perkins Plc	745	24,215
Trinity Mirror Plc	2,113	18,832
Unilever Plc	5,694	140,411
United Business Media Plc	1,443	17,904
United Utilities Plc	4,287	56,622
Vodafone Group Plc	244,397	559,410
Whitbread Plc (a)	1,155	28,007
William Hill Plc	2,103	25,338
Wimpey George Plc	2,126	20,620
Wolseley Plc	2,984	62,910
WPP Group Plc	5,735	71,085
Xstrata Plc	2,485	102,687
Yell Group Plc	3,511	39,147
		12,823,950

TOTAL COMMON STOCKS (Cost $39,513,096)		55,773,868

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel KGaA	308	42,997
Porsche AG	41	42,434
ProSiebenSat.1 Media AG	407	11,303
TOTAL PREFERRED STOCKS (Cost $63,626)		96,734

WARRANTS - 0.0%
Dowa Mining Co. Ltd.	1,805	763
TOTAL RIGHTS (Cost $0)		763

SHORT TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Northern Institutional Diversified Assets Portfolio	440,798	440,798
TOTAL SHORT TERM INVESTMENTS (Cost $440,798)		440,798

Total Investments (Cost $40,017,520) - 100.0%		56,312,163
Other Assets in Excess of Liabilities - 0.0%		15,136
TOTAL NET ASSETS - 100.0%		$56,327,299

(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $40,466,512 and gross unrealized appreciation and depreciation of securities as of September 30, 2006 was $16,284,887 and ($439,236), respectively, with a net appreciation / (depreciation) of $15,845,651.

Schedule of Investments
September 30, 2006 (Unaudited)
Summit Lehman Aggregate Bond Index Portfolio

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 27.4%
U.S. TREASURY NOTES & BONDS
U.S. Treasury Bonds
6.250%, 08/15/2023	$400,000	$464,406
5.500%, 08/15/2028	500,000	544,844
5.250%, 11/15/2028	400,000	422,875
5.250%, 02/15/2029	725,000	766,631
6.125%, 08/15/2029	200,000	235,766
U.S. Treasury Notes
3.000%, 12/31/2006	500,000	497,441
2.250%, 02/15/2007	450,000	445,395
6.250%, 02/15/2007	450,000	451,899
2.750%, 08/15/2007	760,000	745,750
6.125%, 08/15/2007	500,000	504,824
5.500%, 02/15/2008	650,000	656,170
5.625%, 05/15/2008	300,000	304,090
3.125%, 10/15/2008	500,000	485,000
3.375%, 12/15/2008	196,000	190,809
5.500%, 05/15/2009	200,000	204,328
6.000%, 08/15/2009	750,000	777,392
6.500%, 02/15/2010	600,000	634,805
4.000%, 04/15/2010	250,000	245,186
5.750%, 08/15/2010	300,000	312,211
4.250%, 01/15/2011	950,000	937,049
4.875%, 02/15/2012	250,000	253,486
4.375%, 08/15/2012	100,000	98,957
3.875%, 02/15/2013	150,000	144,076
3.625%, 05/15/2013	300,000	283,453
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,701,353)		10,606,843

SOVEREIGN GOVERNMENT BONDS - 0.8%
Republic of Italy
2.500%, 07/15/2008	200,000	191,692
New Brunswick
6.750%, 08/15/2013	100,000	110,537
TOTAL SOVEREIGN GOVERNMENT BONDS (Cost $309,850)		302,229

MORTGAGE BACKED SECURITIES - 38.1%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2000-WF2, 7.110%, 10/15/2032	186,129	189,186
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	338,067
Series 2004-PWR5, 4.254%, 07/11/2042	580,000	566,091
Fannie Mae
Pool #615009, 5.000%, 12/01/2016	1,441,251	1,422,449
Fannie Mae Pool
Pool #639917, 5.000%, 11/01/2017	207,031	204,135
Pool #727360, 5.500%, 08/01/2018	495,722	496,580
Pool #828624, 5.000%, 06/01/2020	752,512	739,655
Pool #211487, 6.500%, 04/01/2023	89,371	92,349
Pool #653650, 6.500%, 08/01/2032	478,006	485,779
Pool #555591, 5.500%, 07/01/2033	783,665	774,244
Pool #722267, 5.500%, 07/01/2033	915,584	904,577
Pool #732114, 6.000%, 08/01/2033	188,920	190,206
Pool #357457, 5.500%, 11/01/2033	887,524	876,855
Pool #801322, 5.000%, 10/01/2034	1,205,383	1,160,638
Freddie Mac
Pool #G1-1798, 5.000%, 11/01/2020	893,806	878,334
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	1,368,123	1,347,861
Pool #E9-9160, 4.500%, 09/01/2018	526,284	508,477
Pool #C7-6658, 5.000%, 02/01/2033	1,135,621	1,095,876
Pool #G0-8146, 6.000%, 08/01/2036	1,196,369	1,202,634
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	1,016,345	1,007,225
J.P. Morgan Chase Commercial Mortgage Backed Security Corp.
Series 2001-C1, 5.464%, 10/12/2035	293,105	293,116
TOTAL MORTGAGE BACKED SECURITIES (Cost $15,151,127)		14,774,334

ASSET BACKED SECURITIES - 0.6%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	220,554	217,280
TOTAL ASSET BACKED SECURITIES (Cost $217,977)		217,280

U.S. GOVERNMENT AGENCY ISSUES - 9.3%
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	725,620
Federal Home Loan Mortgage Corp.
5.750%, 03/15/2009	200,000	203,636
7.000%, 03/15/2010	1,300,000	1,384,366
Federal National Mortgage Association
5.050%, 02/07/2011	1,300,000	1,307,287
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,626,827)		3,620,909

CORPORATE BONDS - 22.0%
Consumer Discretionary - 1.7%
Cintas Corp No. 2
5.125%, 06/01/2007	68,000	67,872
Comcast Corp.
5.300%, 01/15/2014	100,000	97,385
EW Scripps Co.
5.750%, 07/15/2012	180,000	181,264
Johnson Controls, Inc.
5.250%, 01/15/2011	200,000	198,023
Thomson Corp.
6.200%, 01/05/2012	100,000	103,196
		647,740

Consumer Staples - 1.6%
Campbell Soup Co.
5.875%, 10/01/2008	230,000	232,731
Cargill, Inc.
5.000%, 11/15/2013 (a)	250,000	244,394
Diageo Capital PLC
3.375%, 03/20/2008	136,000	132,469
		609,594

Energy - 2.8%
Colonial Pipeline Co.
7.750%, 11/01/2010 (a)	375,000	409,703
6.580%, 08/28/2032 (a)	100,000	111,307
Conoco Funding Co.
6.350%, 10/15/2011	80,000	84,136
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	297,976
Public Service North Carolina, Inc.
6.625%, 02/15/2011	180,000	189,605
		1,092,727

Financials - 3.8%
American General Finance Corp.
5.375%, 09/01/2009	210,000	210,998
Archstone-Smith Operating Trust
5.250%, 05/01/2015	250,000	244,737
Camden Property Trust
5.875%, 11/30/2012	100,000	101,604
Citigroup Capital II
7.750%, 12/01/2036	100,000	103,579
General Electric Capital Corp.
6.125%, 02/22/2011	250,000	259,380
Key Bank National Association
5.000%, 07/17/2007	185,000	184,170
Progressive Corp.
6.375%, 01/15/2012	165,000	172,863
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (a)	180,000	177,834
		1,455,165

Health Care - 1.5%
Amgen, Inc.
6.500%, 12/01/2007	180,000	181,940
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	272,796
Eli Lilly & Co.
2.900%, 03/15/2008	100,000	96,844
Pharmacia Corp.
5.875%, 12/01/2008 (d)	50,000	50,728
		602,308

Industrials - 4.5%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	200,000	211,282
CSX Corp.
4.875%, 11/01/2009	180,000	177,962
Eaton Corp.
5.750%, 07/15/2012	439,000	448,595
Emerson Electric Co.
4.750%, 10/15/2015	200,000	191,767
Honeywell International, Inc.
7.500%, 03/01/2010	108,000	115,822
Masco Corp.
5.875%, 07/15/2012	180,000	179,388
Pitney Bowes, Inc.
4.625%, 10/01/2012	180,000	174,098
United Technologies Corp.
4.375%, 05/01/2010	250,000	244,160
		1,743,074

Information Technology - 1.3%
Cisco Systems, Inc.
5.250%, 02/22/2011	250,000	251,052
Oracle Corp / Ozark Holdings, Inc.
5.250%, 01/15/2016	250,000	246,017
		497,069

Materials - 3.0%
Alcoa, Inc.
6.500%, 06/01/2011	200,000	210,110
Champion International Corp.
7.200%, 11/01/2026	200,000	217,793
Westvaco Corp.
7.950%, 02/15/2031	500,000	550,715
Weyerhaeuser Co.
7.500%, 03/01/2013	180,000	194,668
		1,173,286

Telecommunication Services - 1.2%
GTE Corp.
7.510%, 04/01/2009	180,000	188,884
6.940%, 04/15/2028	80,000	82,857
Sprint Capital Corp.
6.875%, 11/15/2028	180,000	182,423
		454,164

Utilities - 0.6%
Exelon Generation Co. LLC
5.350%, 01/15/2014	230,000	226,539
TOTAL CORPORATE BONDS (Cost $8,779,538)		8,501,666

	Shares	Value
UNIT INVESTMENT TRUSTS - 0.8%
iShares Lehman Aggregate Bond Fund	3,000	$300,480
TOTAL UNIT INVESTMENT TRUSTS (Cost $292,150)		300,480

SHORT TERM INVESTMENTS - 0.2%
Northern Institutional Diversified Assets Portfolio	85,748	85,748
TOTAL SHORT TERM INVESTMENTS (Cost $85,748)		85,748
Total Investments (Cost $39,164,570) (b) (c) - 99.2%		38,409,489
Northern Institutional Liquid Assets Portfolio (c) - 26.7%		10,360,511
Liabilities in Excess of Other Assets - (25.9)%		(10,043,290)
TOTAL NET ASSETS - 100.0%		$38,726,710

(a)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	For federal income tax purposes, cost is $39,170,122 and gross unrealized appreciation and depreciation of securities as of September 30, 2006 was $89,214 and ($849,847), respectively, with a net appreciation / (depreciation)
of ($760,633).
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $13,722,942, $10,360,511, and $3,711,408, respectively.
(d)	Variable rate security.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds' most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Controller have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Summit Mutual Funds, Inc.

By (Signature and Title) /s/Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: 11/21/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: 11/21/2006

By (Signature and Title) /s/Thomas G. Knipper
Thomas G. Knipper
Vice President, Controller and Chief Compliance Officer

Date: 11/21/2006